UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-04409

Eaton Vance Municipals Trust

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number)

August 31

Date of Fiscal Year End

August 31, 2016

Date of Reporting Period

Item 1. Reports to Stockholders

Eaton Vance

Municipal Income Funds

Annual Report

August 31, 2016

Georgia    •    Maryland    •     Missouri    •    North Carolina    •    Oregon

    South Carolina    •    Virginia

Commodity Futures Trading Commission Registration. Effective December 31, 2012, the Commodity Futures Trading Commission (“CFTC”) adopted certain regulatory changes that subject registered investment companies and advisers to regulation by the CFTC if a fund invests more than a prescribed level of its assets in certain CFTC-regulated instruments (including futures, certain options and swap agreements) or markets itself as providing investment exposure to such instruments. Each Fund has claimed an exclusion from the definition of the term “commodity pool operator” under the Commodity Exchange Act. Accordingly, neither the Funds nor the adviser with respect to the operation of the Funds is subject to CFTC regulation. Because of its management of other strategies, each Fund’s adviser is registered with the CFTC as a commodity pool operator and a commodity trading advisor.

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the summary prospectus and prospectus, which can be obtained from a financial advisor. Prospective investors should read the prospectus carefully before investing. For further information, please call 1-800-262-1122.

Annual Report August 31, 2016

Eaton Vance

Municipal Income Funds

Table of Contents

Management’s Discussion of Fund Performance	2

Performance and Fund Profile

Georgia Municipal Income Fund	4
Maryland Municipal Income Fund	6
Missouri Municipal Income Fund	8
North Carolina Municipal Income Fund	10
Oregon Municipal Income Fund	12
South Carolina Municipal Income Fund	14
Virginia Municipal Income Fund	16

Endnotes and Additional Disclosures	18

Fund Expenses	19

Financial Statements	23

Report of Independent Registered Public Accounting Firm	95

Federal Tax Information	96

Board of Trustees’ Contract Approval	97

Management and Organization	100

Important Notices	103

Eaton Vance

Municipal Income Funds

August 31, 2016

Management’s Discussion of Fund Performance1

Economic and Market Conditions

As the period opened on September 1, 2015, U.S. Treasurys, along with municipal bonds, were about one month into a rally that would continue throughout the 12-month period ending August 31, 2016.

Just before the period began, China had surprised the markets by devaluing its currency. As a result, commodity prices continued a decline that had started in the spring of 2015. At its September 2015 meeting, the Federal Reserve Board (the Fed) decided not to raise rates, extending speculation about when anticipated rate hikes would finally begin.

Against this backdrop, many asset classes experienced dramatic volatility. But the municipal market, an asset class with a generally improving credit landscape, continued its steady rally despite a Fed rate hike in December 2015. A combination of lower than expected new issue supply and strong inflows into municipal mutual funds in the final quarter of 2015 was an additional tailwind for the asset class.

In January 2016, the municipal rally accelerated as U.S. equities experienced what was widely reported as their worst-ever start to a new year. The combination of plummeting oil prices and slowing economic growth in China helped drive a global “flight to quality,” with investors fleeing asset classes regarded as risky for the perceived safety of U.S. Treasurys and municipal bonds. Falling government interest rates around the world, driven by actions such as quantitative easing in Japan and the European Union, put many sovereign rates into negative territory and made Treasurys look attractive by comparison. In the closing months of the period, Great Britain’s vote to leave the European Union, ongoing Fed caution, and mixed U.S. economic reports continued to keep interest rates in a low range and fuel the municipal rally.

Even the Commonwealth of Puerto Rico’s July 1, 2016 default on over $1 billion in municipal bond and debt service payments — its second default in 2016 and its largest to date — failed to put a dent in the municipal market rally, as the market had anticipated the default for some time.

For the one-year period as a whole, the yield curve flattened for municipal AAA-rated7 issues. Rates rose in the one-year area of the curve — driven in part by new money market regulations set to take effect in mid-October 2016 — but fell for maturities of three through 30 years. In general, longer maturities saw greater rate declines and thus better price performance. Across the yield curve, municipal bonds outperformed U.S. Treasurys for the period.

Fund Performance

For the fiscal year ended August 31, 2016, Georgia, Missouri, Oregon, South Carolina and Virginia Funds’ Class A shares at net asset value (NAV) outperformed the 6.88% return of the Funds’ primary benchmark, the Bloomberg Barclays Municipal Bond Index2 (the Index), while Maryland and North Carolina Funds’ Class A shares at NAV underperformed the Index.

Generally speaking, the Funds’ overall strategy is to normally invest primarily in municipal bonds with maturities of 10 years or more, in order to capture their typically higher yields and greater income stream relative to shorter-maturity municipal issues.

Management has the ability to hedge the portfolios to various degrees against the potential risk of interest-rate volatility at the long end of the yield curve by using Treasury futures. As a risk management strategy, the hedge is intended to moderate performance on both the upside and the downside. So in a period when municipal and Treasury bonds delivered positive returns, the hedging strategy mitigated a portion of the Funds’ positive performance — and was thus a detractor from relative results versus the Index — for Georgia, Maryland, Missouri and Oregon Funds. Virginia Fund’s hedging strategy did not have a significant impact on performance, and North Carolina and South Carolina Funds did not employ a hedging strategy during the period.

During the period, all Funds except Georgia Fund sought to enhance tax-exempt income by entering, to a small degree, into residual interest bond transactions6 and investing the proceeds of such transactions in additional municipal securities, which creates leverage in a fund. Leverage has the effect of magnifying a fund’s exposure to its underlying investments in both up and down markets. During this period of positive performance by municipal bonds, the use of leverage slightly helped performance versus the Index.

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than quoted. Returns are before taxes unless otherwise noted. For performance as of the most recent month-end, please refer to eatonvance.com.

2

Eaton Vance

Municipal Income Funds

August 31, 2016

Management’s Discussion of Fund Performance — continued

State-specific Results

Eaton Vance Georgia Municipal Income Fund’s Class A shares at NAV returned 6.94%, outperforming the 6.88% return of the Index. Significant contributors to results versus the Index included an overweight and security selection in the water and sewer sector, security selection in AA-rated bonds and security selection in insured Puerto Rico bonds. The majority of the Fund’s Puerto Rico holdings were insured by various municipal bond insurers. It should be noted that most uninsured bonds issued by the Commonwealth of Puerto Rico and its various conduit issuers were no longer included in the Index. As Puerto Rico continued to deal with an ongoing fiscal crisis, bonds issued by its various legal entities were impacted by a number of factors throughout the period. As the period ended, the situation in Puerto Rico was continuing to evolve. The major detractors from performance relative to the Index were an overweight in prerefunded, or escrowed, bonds; an underweight in zero-coupon bonds, which were the best-performing coupon structure in the Index during the period; and the Fund’s hedging strategy, as mentioned earlier.

Eaton Vance Maryland Municipal Income Fund’s Class A shares at NAV returned 5.20%, underperforming the 6.88% return of the Index. The Fund’s hedging strategy, an overweight in prerefunded bonds and an underweight in zero coupon bonds all detracted from relative performance versus the Index during the period. In contrast, an overweight and security selection in the hospital sector and an overweight and security selection in A-rated bonds contributed to relative performance versus the Index.

Eaton Vance Missouri Municipal Income Fund’s Class A shares at NAV returned 7.32%, outperforming the 6.88% return of the Index. Contributors to performance relative to the Index included security selection in insured Puerto Rico bonds, an overweight in zero-coupon bonds and an overweight and security selection in the hospital sector. Detractors from performance versus the Index included an overweight in prerefunded bonds, an underweight in bonds with 25 years or more remaining to maturity and the Fund’s hedging strategy.

Eaton Vance North Carolina Municipal Income Fund’s Class A shares at NAV returned 6.61%, underperforming the 6.88% return of the Index. Detractors from results versus the index included an overweight in prerefunded bonds, an underweight in bonds with 25 years or more remaining to maturity and an underweight and security selection in A-rated and BBB-rated bonds. In contrast, performance versus the Index was helped by security selection in insured Puerto Rico bonds, an overweight and security selection in the hospital sector and an overweight in zero-coupon bonds.

Eaton Vance Oregon Municipal Income Fund’s Class A shares at NAV returned 7.98%, outperforming the 6.88% return of the Index. Performance versus the Index benefited from security selection in insured Puerto Rico bonds, an overweight in zero coupon bonds and an overweight and security selection in local government general obligation bonds. Detractors from performance relative to the Index included an overweight in prerefunded bonds, security selection in BBB-rated bonds and the Fund’s hedging strategy.

Eaton Vance South Carolina Municipal Income Fund’s Class A shares at NAV returned 8.14%, outperforming the 6.88% return of the Index. Contributors to performance versus the Index included security selection in insured Puerto Rico bonds, security selection in the education sector and an overweight and security selection in the government lease sector, which was the best-performing sector in the Index during the period. In contrast, an overweight in prerefunded bonds, an underweight in zero-coupon bonds, and an underweight in bonds with 25 years or more remaining to maturity all detracted from results relative to the Index.

Eaton Vance Virginia Municipal Income Fund’s Class A shares at NAV returned 7.26%, outperforming the 6.88% return of the Index. Contributors to performance relative to the Index included security selection in insured Puerto Rico bonds, an overweight and security selection in the transportation sector and an overweight in the hospital sector. Detractors from relative results versus the Index included an overweight in prerefunded bonds, an underweight in zero-coupon bonds and an underweight and security selection in bonds with 25 years or more remaining to maturity.

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than quoted. Returns are before taxes unless otherwise noted. For performance as of the most recent month-end, please refer to eatonvance.com.

3

Eaton Vance

Georgia Municipal Income Fund

August 31, 2016

Performance2,3

Portfolio Manager Adam A. Weigold, CFA

% Average Annual Total Returns	Class Inception Date	Performance Inception Date	One Year	Five Years	Ten Years
Class A at NAV	12/07/1993	12/23/1991	6.94%	4.72%	3.50%
Class A with 4.75% Maximum Sales Charge	—	—	1.82	3.71	3.00
Class B at NAV	12/23/1991	12/23/1991	6.24	3.95	2.74
Class B with 5% Maximum Sales Charge	—	—	1.24	3.60	2.74
Class C at NAV	04/25/2006	12/23/1991	6.24	3.95	2.75
Class C with 1% Maximum Sales Charge	—	—	5.24	3.95	2.75
Class I at NAV	03/03/2008	12/23/1991	7.27	4.93	3.71
Bloomberg Barclays Municipal Bond Index	—	—	6.88%	4.80%	4.87%
Bloomberg Barclays 20 Year Municipal Bond Index	—	—	9.07	6.41	5.63

% Total Annual Operating Expense Ratios[4]		Class A	Class B	Class C	Class I
Gross		0.73%	1.49%	1.48%	0.53%
Net		0.70	1.46	1.45	0.50

% Distribution Rates/Yields[5]		Class A	Class B	Class C	Class I
Distribution Rate		2.97%	2.21%	2.21%	3.17%
Taxable-Equivalent Distribution Rate		5.58	4.15	4.15	5.96
SEC 30-day Yield		1.08	0.39	0.39	1.33
Taxable-Equivalent SEC 30-day Yield		2.03	0.74	0.74	2.50

Growth of $10,000

This graph shows the change in value of a hypothetical investment of $10,000 in Class A of the Fund for the period indicated. For comparison, the same investment is shown in the indicated index.

Growth of Investment[3]	Amount Invested	Period Beginning	At NAV	With Maximum Sales Charge
Class B	$10,000	08/31/2006	$13,108	N.A.
Class C	$10,000	08/31/2006	$13,122	N.A.
Class I	$250,000	08/31/2006	$359,994	N.A.

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than quoted. Returns are before taxes unless otherwise noted. For performance as of the most recent month-end, please refer to eatonvance.com.

4

Eaton Vance

Georgia Municipal Income Fund

August 31, 2016

Fund Profile

Credit Quality (% of total investments)7

See Endnotes and Additional Disclosures in this report.

5

Eaton Vance

Maryland Municipal Income Fund

August 31, 2016

Performance2,3

Portfolio Manager Craig R. Brandon, CFA

% Average Annual Total Returns	Class Inception Date	Performance Inception Date	One Year	Five Years	Ten Years
Class A at NAV	12/10/1993	02/03/1992	5.20%	4.37%	3.63%
Class A with 4.75% Maximum Sales Charge	—	—	0.19	3.36	3.13
Class B at NAV	02/03/1992	02/03/1992	4.41	3.58	2.85
Class B with 5% Maximum Sales Charge	—	—	–0.59	3.23	2.85
Class C at NAV	05/02/2006	02/03/1992	4.39	3.60	2.88
Class C with 1% Maximum Sales Charge	—	—	3.39	3.60	2.88
Class I at NAV	03/03/2008	02/03/1992	5.41	4.57	3.82
Bloomberg Barclays Municipal Bond Index	—	—	6.88%	4.80%	4.87%
Bloomberg Barclays 20 Year Municipal Bond Index	—	—	9.07	6.41	5.63

% Total Annual Operating Expense Ratios[4]		Class A	Class B	Class C	Class I
Gross		0.75%	1.50%	1.50%	0.55%
Net		0.73	1.48	1.48	0.53

% Distribution Rates/Yields[5]		Class A	Class B	Class C	Class I
Distribution Rate		2.98%	2.22%	2.22%	3.18%
Taxable-Equivalent Distribution Rate		5.59	4.16	4.16	5.96
SEC 30-day Yield		1.09	0.40	0.41	1.34
Taxable-Equivalent SEC 30-day Yield		2.05	0.75	0.76	2.52

% Total Leverage[6]
Residual Interest Bond (RIB) Financing					2.19%

Growth of $10,000

This graph shows the change in value of a hypothetical investment of $10,000 in Class A of the Fund for the period indicated. For comparison, the same investment is shown in the indicated index.

Growth of Investment[3]	Amount Invested	Period Beginning	At NAV	With Maximum Sales Charge
Class B	$10,000	08/31/2006	$13,252	N.A.
Class C	$10,000	08/31/2006	$13,288	N.A.
Class I	$250,000	08/31/2006	$363,918	N.A.

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than quoted. Returns are before taxes unless otherwise noted. For performance as of the most recent month-end, please refer to eatonvance.com.

6

Eaton Vance

Maryland Municipal Income Fund

August 31, 2016

Fund Profile

Credit Quality (% of total investments)7,8

See Endnotes and Additional Disclosures in this report.

7

Eaton Vance

Missouri Municipal Income Fund

August 31, 2016

Performance2,3

Portfolio Manager Cynthia J. Clemson

% Average Annual Total Returns	Class Inception Date	Performance Inception Date	One Year	Five Years	Ten Years
Class A at NAV	12/07/1993	05/01/1992	7.32%	5.13%	3.71%
Class A with 4.75% Maximum Sales Charge	—	—	2.25	4.11	3.21
Class B at NAV	05/01/1992	05/01/1992	6.66	4.37	2.94
Class B with 5% Maximum Sales Charge	—	—	1.66	4.04	2.94
Class C at NAV	02/16/2006	05/01/1992	6.66	4.35	2.94
Class C with 1% Maximum Sales Charge	—	—	5.66	4.35	2.94
Class I at NAV	08/03/2010	05/01/1992	7.64	5.36	3.85
Bloomberg Barclays Municipal Bond Index	—	—	6.88%	4.80%	4.87%
Bloomberg Barclays 20 Year Municipal Bond Index	—	—	9.07	6.41	5.63

% Total Annual Operating Expense Ratios[4]		Class A	Class B	Class C	Class I
Gross		0.71%	1.47%	1.46%	0.51%
Net		0.70	1.46	1.45	0.50

% Distribution Rates/Yields[5]		Class A	Class B	Class C	Class I
Distribution Rate		3.36%	2.59%	2.60%	3.56%
Taxable-Equivalent Distribution Rate		6.32	4.87	4.89	6.69
SEC 30-day Yield		1.16	0.46	0.47	1.41
Taxable-Equivalent SEC 30-day Yield		2.17	0.87	0.89	2.65

% Total Leverage[6]
RIB Financing					1.11%

Growth of $10,000

This graph shows the change in value of a hypothetical investment of $10,000 in Class A of the Fund for the period indicated. For comparison, the same investment is shown in the indicated index.

Growth of Investment[3]	Amount Invested	Period Beginning	At NAV	With Maximum Sales Charge
Class B	$10,000	08/31/2006	$13,369	N.A.
Class C	$10,000	08/31/2006	$13,369	N.A.
Class I	$250,000	08/31/2006	$364,961	N.A.

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than quoted. Returns are before taxes unless otherwise noted. For performance as of the most recent month-end, please refer to eatonvance.com.

8

Eaton Vance

Missouri Municipal Income Fund

August 31, 2016

Fund Profile

Credit Quality (% of total investments)7,8

See Endnotes and Additional Disclosures in this report.

9

Eaton Vance

North Carolina Municipal Income Fund

August 31, 2016

Performance2,3

Portfolio Manager Adam A. Weigold, CFA

% Average Annual Total Returns	Class Inception Date	Performance Inception Date	One Year	Five Years	Ten Years
Class A at NAV	12/07/1993	10/23/1991	6.61%	5.27%	4.35%
Class A with 4.75% Maximum Sales Charge	—	—	1.60	4.25	3.84
Class B at NAV	10/23/1991	10/23/1991	5.81	4.48	3.57
Class B with 5% Maximum Sales Charge	—	—	0.81	4.14	3.57
Class C at NAV	05/02/2006	10/23/1991	5.80	4.48	3.58
Class C with 1% Maximum Sales Charge	—	—	4.80	4.48	3.58
Class I at NAV	03/03/2008	10/23/1991	6.82	5.45	4.55
Bloomberg Barclays Municipal Bond Index	—	—	6.88%	4.80%	4.87%
Bloomberg Barclays 20 Year Municipal Bond Index	—	—	9.07	6.41	5.63

% Total Annual Operating Expense Ratios[4]		Class A	Class B	Class C	Class I
Gross		0.73%	1.48%	1.48%	0.53%
Net		0.71	1.46	1.46	0.51

% Distribution Rates/Yields[5]		Class A	Class B	Class C	Class I
Distribution Rate		3.06%	2.36%	2.28%	3.21%
Taxable-Equivalent Distribution Rate		5.74	4.42	4.27	6.02
SEC 30-day Yield		0.91	0.20	0.20	1.14
Taxable-Equivalent SEC 30-day Yield		1.70	0.38	0.37	2.13

% Total Leverage[6]
RIB Financing					5.92%

Growth of $10,000

This graph shows the change in value of a hypothetical investment of $10,000 in Class A of the Fund for the period indicated. For comparison, the same investment is shown in the indicated index.

Growth of Investment[3]	Amount Invested	Period Beginning	At NAV	With Maximum Sales Charge
Class B	$10,000	08/31/2006	$14,211	N.A.
Class C	$10,000	08/31/2006	$14,223	N.A.
Class I	$250,000	08/31/2006	$390,162	N.A.

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than quoted. Returns are before taxes unless otherwise noted. For performance as of the most recent month-end, please refer to eatonvance.com.

10

Eaton Vance

North Carolina Municipal Income Fund

August 31, 2016

Fund Profile

Credit Quality (% of total investments)7,8

See Endnotes and Additional Disclosures in this report.

11

Eaton Vance

Oregon Municipal Income Fund

August 31, 2016

Performance2,3

Portfolio Manager Adam A. Weigold, CFA

% Average Annual Total Returns	Class Inception Date	Performance Inception Date	One Year	Five Years	Ten Years
Class A at NAV	12/28/1993	12/24/1991	7.98%	4.99%	3.87%
Class A with 4.75% Maximum Sales Charge	—	—	2.86	3.98	3.36
Class B at NAV	12/24/1991	12/24/1991	7.14	4.21	3.09
Class B with 5% Maximum Sales Charge	—	—	2.14	3.86	3.09
Class C at NAV	03/02/2006	12/24/1991	7.13	4.20	3.10
Class C with 1% Maximum Sales Charge	—	—	6.13	4.20	3.10
Class I at NAV	08/03/2010	12/24/1991	8.20	5.20	3.98
Bloomberg Barclays Municipal Bond Index	—	—	6.88%	4.80%	4.87%
Bloomberg Barclays 20 Year Municipal Bond Index	—	—	9.07	6.41	5.63

% Total Annual Operating Expense Ratios[4]		Class A	Class B	Class C	Class I
Gross		0.74%	1.50%	1.49%	0.54%
Net		0.70	1.46	1.45	0.50

% Distribution Rates/Yields[5]		Class A	Class B	Class C	Class I
Distribution Rate		3.40%	2.65%	2.64%	3.59%
Taxable-Equivalent Distribution Rate		6.67	5.20	5.18	7.04
SEC 30-day Yield		1.37	0.71	0.69	1.62
Taxable-Equivalent SEC 30-day Yield		2.68	1.39	1.36	3.17

% Total Leverage[6]
RIB Financing					5.10%

Growth of $10,000

This graph shows the change in value of a hypothetical investment of $10,000 in Class A of the Fund for the period indicated. For comparison, the same investment is shown in the indicated index.

Growth of Investment[3]	Amount Invested	Period Beginning	At NAV	With Maximum Sales Charge
Class B	$10,000	08/31/2006	$13,562	N.A.
Class C	$10,000	08/31/2006	$13,575	N.A.
Class I	$250,000	08/31/2006	$369,410	N.A.

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than quoted. Returns are before taxes unless otherwise noted. For performance as of the most recent month-end, please refer to eatonvance.com.

12

Eaton Vance

Oregon Municipal Income Fund

August 31, 2016

Fund Profile

Credit Quality (% of total investments)7,8

See Endnotes and Additional Disclosures in this report.

13

Eaton Vance

South Carolina Municipal Income Fund

August 31, 2016

Performance2,3

Portfolio Manager Adam A. Weigold, CFA

% Average Annual Total Returns	Class Inception Date	Performance Inception Date	One Year	Five Years	Ten Years
Class A at NAV	02/14/1994	10/02/1992	8.14%	5.47%	3.82%
Class A with 4.75% Maximum Sales Charge	—	—	2.98	4.44	3.32
Class B at NAV	10/02/1992	10/02/1992	7.27	4.69	3.04
Class B with 5% Maximum Sales Charge	—	—	2.27	4.35	3.04
Class C at NAV	01/12/2006	10/02/1992	7.27	4.69	3.04
Class C with 1% Maximum Sales Charge	—	—	6.27	4.69	3.04
Class I at NAV	03/03/2008	10/02/1992	8.35	5.70	4.01
Bloomberg Barclays Municipal Bond Index	—	—	6.88%	4.80%	4.87%
Bloomberg Barclays 20 Year Municipal Bond Index	—	—	9.07	6.41	5.63

% Total Annual Operating Expense Ratios[4]		Class A	Class B	Class C	Class I
Gross		0.71%	1.47%	1.46%	0.51%
Net		0.70	1.46	1.45	0.50

% Distribution Rates/Yields[5]		Class A	Class B	Class C	Class I
Distribution Rate		2.96%	2.19%	2.20%	3.16%
Taxable-Equivalent Distribution Rate		5.62	4.16	4.18	6.00
SEC 30-day Yield		0.99	0.30	0.30	1.24
Taxable-Equivalent SEC 30-day Yield		1.88	0.57	0.57	2.35

% Total Leverage[6]
RIB Financing					5.93%

Growth of $10,000

This graph shows the change in value of a hypothetical investment of $10,000 in Class A of the Fund for the period indicated. For comparison, the same investment is shown in the indicated index.

Growth of Investment[3]	Amount Invested	Period Beginning	At NAV	With Maximum Sales Charge
Class B	$10,000	08/31/2006	$13,501	N.A.
Class C	$10,000	08/31/2006	$13,499	N.A.
Class I	$250,000	08/31/2006	$370,399	N.A.

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than quoted. Returns are before taxes unless otherwise noted. For performance as of the most recent month-end, please refer to eatonvance.com.

14

Eaton Vance

South Carolina Municipal Income Fund

August 31, 2016

Fund Profile

Credit Quality (% of total investments)7,8

See Endnotes and Additional Disclosures in this report.

15

Eaton Vance

Virginia Municipal Income Fund

August 31, 2016

Performance2,3

Portfolio Manager Adam A. Weigold, CFA

% Average Annual Total Returns	Class Inception Date	Performance Inception Date	One Year	Five Years	Ten Years
Class A at NAV	12/17/1993	07/26/1991	7.26%	4.45%	2.58%
Class A with 4.75% Maximum Sales Charge	—	—	2.13	3.44	2.08
Class B at NAV	07/26/1991	07/26/1991	6.36	3.67	1.81
Class B with 5% Maximum Sales Charge	—	—	1.36	3.32	1.81
Class C at NAV	02/08/2006	07/26/1991	6.47	3.67	1.83
Class C with 1% Maximum Sales Charge	—	—	5.47	3.67	1.83
Class I at NAV	03/03/2008	07/26/1991	7.47	4.65	2.78
Bloomberg Barclays Municipal Bond Index	—	—	6.88%	4.80%	4.87%
Bloomberg Barclays 20 Year Municipal Bond Index	—	—	9.07	6.41	5.63

% Total Annual Operating Expense Ratios[4]		Class A	Class B	Class C	Class I
Gross		0.76%	1.51%	1.51%	0.56%
Net		0.73	1.48	1.48	0.53

% Distribution Rates/Yields[5]		Class A	Class B	Class C	Class I
Distribution Rate		3.37%	2.61%	2.61%	3.57%
Taxable-Equivalent Distribution Rate		6.32	4.89	4.89	6.69
SEC 30-day Yield		1.05	0.37	0.37	1.31
Taxable-Equivalent SEC 30-day Yield		1.98	0.69	0.69	2.45

% Total Leverage[6]
RIB Financing					3.91%

Growth of $10,000

This graph shows the change in value of a hypothetical investment of $10,000 in Class A of the Fund for the period indicated. For comparison, the same investment is shown in the indicated index.

Growth of Investment[3]	Amount Invested	Period Beginning	At NAV	With Maximum Sales Charge
Class B	$10,000	08/31/2006	$11,968	N.A.
Class C	$10,000	08/31/2006	$11,993	N.A.
Class I	$250,000	08/31/2006	$328,963	N.A.

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than quoted. Returns are before taxes unless otherwise noted. For performance as of the most recent month-end, please refer to eatonvance.com.

16

Eaton Vance

Virginia Municipal Income Fund

August 31, 2016

Fund Profile

Credit Quality (% of total investments)7,8

See Endnotes and Additional Disclosures in this report.

17

Eaton Vance

Municipal Income Funds

August 31, 2016

Endnotes and Additional Disclosures

[1]

The views expressed in this report are those of the portfolio manager(s) and are current only through the date stated at the top of this page. These views are subject to change at any time based upon market or other conditions, and Eaton Vance and the Fund(s) disclaim any responsibility to update such views. These views may not be relied upon as investment advice and, because investment decisions are based on many factors, may not be relied upon as an indication of trading intent on behalf of any Eaton Vance fund. This commentary may contain statements that are not historical facts, referred to as “forward looking statements”. The Fund’s actual future results may differ significantly from those stated in any forward looking statement, depending on factors such as changes in securities or financial markets or general economic conditions, the volume of sales and purchases of Fund shares, the continuation of investment advisory, administrative and service contracts, and other risks discussed from time to time in the Fund’s filings with the Securities and Exchange Commission.

[2]

Bloomberg Barclays Municipal Bond Index is an unmanaged index of municipal bonds traded in the U.S. Bloomberg Barclays 20 Year Municipal Bond Index is an unmanaged index of municipal bonds traded in the U.S. with maturities ranging from 17-22 years. Prior to 8/24/16, Bloomberg Barclays Municipal Bond Index and Bloomberg Barclays 20 Year Municipal Bond Index were named Barclays Municipal Bond Index and Barclays 20 Year Municipal Bond Index, respectively. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.

[3]

Total Returns at NAV do not include applicable sales charges. If sales charges were deducted, the returns would be lower. Total Returns shown with maximum sales charge reflect the stated maximum sales charge. Unless otherwise stated, performance does not reflect the deduction of taxes on Fund distributions or redemptions of Fund shares. Performance prior to the inception date of a class may be linked to the performance of an older class of the Fund. This linked performance is adjusted for any applicable sales charge, but is not adjusted for class expense differences. If adjusted for such differences, the performance would be different. The performance of Class I is linked to Class A. Performance since inception for an index, if presented, is the performance since the Fund’s or oldest share class’ inception, as applicable. Performance presented in the Financial Highlights included in the financial statements is not linked.

[4]

Total annual operating expense ratios are as stated in the Fund’s most recent prospectus. Net expense ratio is not a result of a fee waiver or expense reimbursement. Net expense ratio excludes interest expense relating to the Fund’s liability with respect to floating rate notes held by third parties in conjunction with residual interest bond transactions by the Fund. The Fund also records offsetting interest income in an amount equal to this expense relating to the municipal obligations underlying such transactions and, as a result, net asset value and performance have not been affected by this expense. The expense ratios for the current reporting period can be found in the Financial Highlights section of this report.

[5]

The Distribution Rate is based on the Fund’s last regular distribution per share in the period (annualized) divided by the Fund’s NAV at the end of the period. The Fund’s distributions may be comprised of amounts characterized for federal income tax purposes as tax-exempt income, qualified and non-qualified ordinary dividends, capital gains and nondividend distributions, also known as return of capital. The Fund will determine the federal income tax character of distributions paid to a shareholder after the end of the calendar year. This is reported on the IRS form 1099-DIV and provided to the shareholder shortly after each year-end. The Fund’s distributions are determined by the investment adviser based on its current assessment of the Fund’s long-term return potential. As portfolio and market conditions change, the rate of distributions paid by the Fund could change. Taxable-equivalent performance is based on the highest combined federal and state income tax rates, where applicable. Lower tax rates would result in lower tax-equivalent performance. Actual tax rates will vary depending on your income, exemptions and deductions. Rates do not include local taxes. SEC Yield is a standardized measure based on the estimated yield to maturity of a fund’s investments over a 30-day period and is based on the maximum offer price at the date specified. The SEC Yield is not based on the distributions made by the Fund, which may differ.

[6]

Fund employs RIB financing. The leverage created by RIB investments provides an opportunity for increased income but, at the same time, creates special risks (including the likelihood of greater volatility of NAV). The cost of leverage rises and falls with changes in short-term interest rates. See “Floating Rate Notes Issued in Conjunction with Securities Held” in the notes to the financial statements for more information about RIB financing. RIB leverage represents the amount of Floating Rate Notes outstanding at period end as a percentage of Fund net assets plus Floating Rate Notes.

[7]

Ratings are based on Moody’s, S&P or Fitch, as applicable. If securities are rated differently by the ratings agencies, the higher rating is applied. Ratings, which are subject to change, apply to the creditworthiness of the issuers of the underlying securities and not to the Fund or its shares. Credit ratings measure the quality of a bond based on the issuer’s creditworthiness, with ratings ranging from AAA, being the highest, to D, being the lowest based on S&P’s measures. Ratings of BBB or higher by S&P or Fitch (Baa or higher by Moody’s) are considered to be investment-grade quality. Credit ratings are based largely on the ratings agency’s analysis at the time of rating. The rating assigned to any particular security is not necessarily a reflection of the issuer’s current financial condition and does not necessarily reflect its assessment of the volatility of a security’s market value or of the liquidity of an investment in the security. Holdings designated as “Not Rated” are not rated by the national ratings agencies stated above.

[8]	The chart includes the municipal bonds held by a trust that issues residual interest bonds, consistent with the Portfolio of Investments.

Fund profile subject to change due to active management.

18

Eaton Vance

Municipal Income Funds

August 31, 2016

Fund Expenses

Example:  As a Fund shareholder, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of Fund investing and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (March 1, 2016 – August 31, 2016).

Actual Expenses:  The first section of each table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes:  The second section of each table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual Fund return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in each table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees (if applicable). Therefore, the second section of each table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.

Eaton Vance Georgia Municipal Income Fund

	Beginning Account Value (3/1/16)	Ending Account Value (8/31/16)	Expenses Paid During Period* (3/1/16 – 8/31/16)	Annualized Expense Ratio

Actual
Class A	$1,000.00	$1,033.60	$3.42	0.67%
Class B	$1,000.00	$1,029.60	$7.30	1.43%
Class C	$1,000.00	$1,029.60	$7.24	1.42%
Class I	$1,000.00	$1,034.60	$2.40	0.47%

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,021.80	$3.41	0.67%
Class B	$1,000.00	$1,017.90	$7.25	1.43%
Class C	$1,000.00	$1,018.00	$7.20	1.42%
Class I	$1,000.00	$1,022.80	$2.39	0.47%

*	Expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on February 29, 2016.

19

Eaton Vance

Municipal Income Funds

August 31, 2016

Fund Expenses — continued

Eaton Vance Maryland Municipal Income Fund

	Beginning Account Value (3/1/16)	Ending Account Value (8/31/16)	Expenses Paid During Period* (3/1/16 – 8/31/16)	Annualized Expense Ratio

Actual
Class A	$1,000.00	$1,024.80	$3.77	0.74%
Class B	$1,000.00	$1,020.70	$7.62	1.50%
Class C	$1,000.00	$1,021.60	$7.57	1.49%
Class I	$1,000.00	$1,025.80	$2.75	0.54%

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,021.40	$3.76	0.74%
Class B	$1,000.00	$1,017.60	$7.61	1.50%
Class C	$1,000.00	$1,017.60	$7.56	1.49%
Class I	$1,000.00	$1,022.40	$2.75	0.54%

*	Expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on February 29, 2016.

Eaton Vance Missouri Municipal Income Fund

	Beginning Account Value (3/1/16)	Ending Account Value (8/31/16)	Expenses Paid During Period* (3/1/16 – 8/31/16)	Annualized Expense Ratio

Actual
Class A	$1,000.00	$1,036.40	$3.63	0.71%
Class B	$1,000.00	$1,033.60	$7.46	1.46%
Class C	$1,000.00	$1,033.60	$7.41	1.45%
Class I	$1,000.00	$1,038.50	$2.56	0.50%

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,021.60	$3.61	0.71%
Class B	$1,000.00	$1,017.80	$7.41	1.46%
Class C	$1,000.00	$1,017.80	$7.35	1.45%
Class I	$1,000.00	$1,022.60	$2.54	0.50%

*	Expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on February 29, 2016.

20

Eaton Vance

Municipal Income Funds

August 31, 2016

Fund Expenses — continued

Eaton Vance North Carolina Municipal Income Fund

	Beginning Account Value (3/1/16)	Ending Account Value (8/31/16)	Expenses Paid During Period* (3/1/16 – 8/31/16)	Annualized Expense Ratio

Actual
Class A	$1,000.00	$1,031.40	$3.88	0.76%
Class B	$1,000.00	$1,027.50	$7.70	1.51%
Class C	$1,000.00	$1,027.40	$7.70	1.51%
Class I	$1,000.00	$1,032.30	$2.91	0.57%

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,021.30	$3.86	0.76%
Class B	$1,000.00	$1,017.50	$7.66	1.51%
Class C	$1,000.00	$1,017.50	$7.66	1.51%
Class I	$1,000.00	$1,022.30	$2.90	0.57%

*	Expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on February 29, 2016.

Eaton Vance Oregon Municipal Income Fund

	Beginning Account Value (3/1/16)	Ending Account Value (8/31/16)	Expenses Paid During Period* (3/1/16 – 8/31/16)	Annualized Expense Ratio

Actual
Class A	$1,000.00	$1,040.40	$3.90	0.76%
Class B	$1,000.00	$1,035.60	$7.73	1.51%
Class C	$1,000.00	$1,035.60	$7.73	1.51%
Class I	$1,000.00	$1,040.30	$2.87	0.56%

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,021.30	$3.86	0.76%
Class B	$1,000.00	$1,017.50	$7.66	1.51%
Class C	$1,000.00	$1,017.50	$7.66	1.51%
Class I	$1,000.00	$1,022.30	$2.85	0.56%

*	Expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on February 29, 2016.

21

Eaton Vance

Municipal Income Funds

August 31, 2016

Fund Expenses — continued

Eaton Vance South Carolina Municipal Income Fund

	Beginning Account Value (3/1/16)	Ending Account Value (8/31/16)	Expenses Paid During Period* (3/1/16 – 8/31/16)	Annualized Expense Ratio

Actual
Class A	$1,000.00	$1,036.30	$3.79	0.74%
Class B	$1,000.00	$1,032.20	$7.61	1.49%
Class C	$1,000.00	$1,032.20	$7.61	1.49%
Class I	$1,000.00	$1,037.30	$2.77	0.54%

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,021.40	$3.76	0.74%
Class B	$1,000.00	$1,017.60	$7.56	1.49%
Class C	$1,000.00	$1,017.60	$7.56	1.49%
Class I	$1,000.00	$1,022.40	$2.75	0.54%

*	Expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on February 29, 2016.

Eaton Vance Virginia Municipal Income Fund

	Beginning Account Value (3/1/16)	Ending Account Value (8/31/16)	Expenses Paid During Period* (3/1/16 – 8/31/16)	Annualized Expense Ratio

Actual
Class A	$1,000.00	$1,031.60	$3.88	0.76%
Class B	$1,000.00	$1,027.50	$7.70	1.51%
Class C	$1,000.00	$1,028.60	$7.70	1.51%
Class I	$1,000.00	$1,032.60	$2.86	0.56%

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,021.30	$3.86	0.76%
Class B	$1,000.00	$1,017.50	$7.66	1.51%
Class C	$1,000.00	$1,017.50	$7.66	1.51%
Class I	$1,000.00	$1,022.30	$2.85	0.56%

*	Expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on February 29, 2016.

22

Eaton Vance

Georgia Municipal Income Fund

August 31, 2016

Portfolio of Investments

Tax-Exempt Investments — 96.6%

Security	Principal Amount (000’s omitted)	Value

Education — 5.7%
Atlanta Development Authority, Educational Facilities, Prerefunded to 7/1/17, 4.75%, 7/1/27	$600	$621,096
Fulton County Development Authority, (Georgia Tech Foundation Campus Recreation Center Project), 5.00%, 11/1/30	750	881,107
Fulton County Development Authority, (Georgia Tech Foundation Technology Square Project), 5.00%, 11/1/30	750	896,895
Unified Government of Athens-Clarke County Development Authority, (UGAREF Central Precinct, LLC), 5.00%, 6/15/31	1,500	1,886,070

		$4,285,168

Electric Utilities — 2.7%
Burke County Development Authority, (Oglethorpe Power Corp.), 5.50%, 1/1/33	$1,000	$1,056,690
Monroe County Development Authority, (Oglethorpe Power Corp.), (LOC: JPMorgan Chase Bank, N.A.), 0.65%, 1/1/36(1)	1,000	1,000,000

		$2,056,690

Escrowed / Prerefunded — 7.1%
Floyd County Hospital Authority, (Floyd Health Medical Center), Prerefunded to 7/1/19, 5.25%, 7/1/29	$750	$846,128
Forsyth County Hospital Authority, (Georgia Baptist Health Care System), Escrowed to Maturity, 6.375%, 10/1/28	800	1,069,656
Glynn-Brunswick Memorial Hospital Authority, (Southeast Georgia Health System), Prerefunded to 8/1/18, 5.625%, 8/1/34	675	738,902
Guam, Limited Obligation Bonds, Prerefunded to 12/1/19, 5.625%, 12/1/29	205	236,547
Guam, Limited Obligation Bonds, Prerefunded to 12/1/19, 5.75%, 12/1/34	220	254,736
Lincoln County School District, Prerefunded to 4/1/19, 5.50%, 4/1/37	1,000	1,124,590
Unified Government of Athens-Clarke County, Water and Sewerage Revenue, Prerefunded to 1/1/19, 5.50%, 1/1/38	1,000	1,112,250

		$5,382,809

General Obligations — 19.0%
Cherokee County School System, 5.00%, 2/1/29	$1,000	$1,250,490
Columbia County, 5.00%, 4/1/23	450	556,412
DeKalb County, (Special Transportation, Parks and Greenspace and Libraries Tax District), 5.00%, 12/1/27	1,000	1,303,170
Downtown Savannah Authority, 4.00%, 8/1/25	2,495	2,995,522
Forsyth County, 5.00%, 3/1/28	1,000	1,275,600
Forsyth County Public Facilities Authority, (Forsyth County School District), 4.00%, 2/1/30	750	873,952

Security	Principal Amount (000’s omitted)	Value

General Obligations (continued)
Forsyth County Public Facilities Authority, (Forsyth County School District), 4.00%, 2/1/31	$290	$336,313
Georgia, 2.00%, 8/1/27	315	315,967
Georgia, 5.00%, 2/1/28	1,500	1,910,235
Jefferson City School District, 5.25%, 2/1/33	1,500	1,751,850
Lagrange-Troup County Hospital Authority, (West Georgia Health Foundation, Inc.), 5.50%, 7/1/38	500	537,775
Valdosta School System, 5.00%, 2/1/28	1,000	1,275,860

		$14,383,146

Hospital — 8.6%
Carroll City-County Hospital Authority, (Tanner Medical Center, Inc.), 5.00%, 7/1/29	$500	$633,040
Cedartown Polk County Hospital Authority, (Polk Medical Center), 5.00%, 7/1/39	850	1,007,726
DeKalb County Hospital Authority, (DeKalb Medical Center), 6.125%, 9/1/40	1,000	1,149,710
Fulton County Development Authority, (Children’s Healthcare of Atlanta), 5.25%, 11/15/39	1,000	1,129,330
Glynn-Brunswick Memorial Hospital Authority, (Southeast Georgia Health System), 5.00%, 8/1/28	650	806,123
Glynn-Brunswick Memorial Hospital Authority, (Southeast Georgia Health System), 5.625%, 8/1/34	75	81,068
Macon-Bibb County Hospital Authority, (The Medical Center of Central Georgia), 5.00%, 8/1/35	1,000	1,099,200
Savannah Hospital Authority, (St Joseph’s/Candler Health System, Inc.), 5.50%, 7/1/30	500	611,415

		$6,517,612

Industrial Development Revenue — 3.4%
Albany Dougherty Payroll Development Authority, Solid Waste Disposal, (Procter and Gamble), (AMT), 5.20%, 5/15/28	$2,000	$2,582,280

		$2,582,280

Insured – Education — 1.7%
Savannah Economic Development Authority, (SSU Community Development I, LLC), (AGM), 5.25%, 6/15/27	$1,125	$1,266,671

		$1,266,671

Insured – Electric Utilities — 6.5%
Georgia Municipal Electric Power Authority, (NPFG), 5.50%, 1/1/20	$435	$453,131
Griffin, Combined Public Utility Revenue, (AGM), 5.00%, 1/1/28	1,000	1,186,760
Newnan, Water, Sewerage and Light Commission, (AMBAC), 5.25%, 1/1/24	1,040	1,286,241

23	See Notes to Financial Statements.

Eaton Vance

Georgia Municipal Income Fund

August 31, 2016

Portfolio of Investments — continued

Security	Principal Amount (000’s omitted)	Value

Insured – Electric Utilities (continued)
Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/29	$980	$1,066,485
Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/34	550	601,953
Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/35	300	327,351

		$4,921,921

Insured-Escrowed / Prerefunded — 3.9%
Douglasville-Douglas County, Water and Sewer Authority, (NPFG), Prerefunded to 6/1/17, 5.00%, 6/1/37	$750	$774,795
Georgia Higher Education Facilities Authority, (USG Real Estate Foundation I, LLC), (AGC), Prerefunded to 6/15/18, 5.625%, 6/15/38	170	184,979
Georgia Higher Education Facilities Authority, (USG Real Estate Foundation I, LLC), (AGC), Prerefunded to 6/15/18, 5.625%, 6/15/38	830	903,131
Walton County, Water and Sewer Authority, (AGM), Prerefunded to 2/1/18, 5.00%, 2/1/33	1,000	1,062,380

		$2,925,285

Insured – General Obligations — 2.0%
Coweta County, Water and Sewerage Authority, (AGM), 5.00%, 6/1/26	$1,135	$1,487,667

		$1,487,667

Insured – Hospital — 2.6%
Cobb County Kennestone Hospital Authority, (Wellstar Health System), (AMBAC), 5.50%, 4/1/37	$1,750	$1,999,550

		$1,999,550

Insured – Lease Revenue / Certificates of Participation — 3.5%
Georgia Local Government 1998A Grantor Trust, Certificates of Participation, (NPFG), 4.75%, 6/1/28	$1,326	$1,556,697
Georgia Municipal Association, Inc., Certificates of Participation, (Riverdale), (AGC), 5.375%, 5/1/32	1,000	1,107,850

		$2,664,547

Insured – Special Tax Revenue — 2.8%
Clarke County Hospital Authority, (Athens Regional Medical Center), (NPFG), 5.00%, 1/1/32	$1,190	$1,205,577
Metropolitan Atlanta Rapid Transit Authority, (AMBAC), 6.25%, 7/1/20	310	346,180
Puerto Rico Infrastructure Financing Authority, (AMBAC), 5.50%, 7/1/28	545	588,562

		$2,140,319

Security	Principal Amount (000’s omitted)	Value

Insured – Water and Sewer — 4.3%
Brunswick-Glynn County Joint Water and Sewer Commission, (AGM), 5.00%, 6/1/33	$500	$563,845
DeKalb County, Water and Sewerage Revenue, (AGM), 5.25%, 10/1/32	1,590	2,064,790
Henry County, Water and Sewer Authority, (NPFG), 5.25%, 2/1/25	500	640,140

		$3,268,775

Other Revenue — 2.9%
Georgia Municipal Gas Authority, (Gas Portfolio III), 5.00%, 10/1/27	$750	$894,608
Sandy Springs Public Facilities Authority, (City Center Project), 5.00%, 5/1/35	1,000	1,259,470

		$2,154,078

Senior Living / Life Care — 1.7%
Gainesville and Hall County Development Authority, (ACTS Retirement-Life Communities, Inc. Obligated Group), 5.00%, 11/15/33	$500	$609,195
Savannah Economic Development Authority, (Marshes of Skidaway Island), 6.00%, 1/1/24	550	640,547

		$1,249,742

Special Tax Revenue — 6.2%
Atlanta Development Authority, (New Downtown Atlanta Stadium), 5.00%, 7/1/29	$750	$928,950
Gainesville and Hall County Hospital Authority, (Northeast Georgia Medical Center), 5.00%, 2/15/33	1,750	1,939,420
Puerto Rico Sales Tax Financing Corp., 5.00%, 8/1/40	570	408,884
Puerto Rico Sales Tax Financing Corp., 5.25%, 8/1/40	260	186,828
Unified Government Development of Athens-Clarke County Development Authority, (Economic Development Projects), 5.00%, 6/1/32	1,080	1,263,449

		$4,727,531

Transportation — 2.7%
Atlanta, Airport Revenue, 5.00%, 1/1/31	$1,000	$1,226,600
Atlanta, Airport Revenue, 5.00%, 1/1/35	750	840,225

		$2,066,825

Water and Sewer — 9.3%
Atlanta, Water and Wastewater Revenue, 5.25%, 11/1/30	$1,000	$1,244,660
Cobb County-Marietta Water Authority, 5.00%, 11/1/28	375	484,031
Columbus, Water and Sewerage Revenue, 5.00%, 5/1/33	500	608,890
Columbus, Water and Sewerage Revenue, 5.00%, 5/1/36	250	312,625

24	See Notes to Financial Statements.

Eaton Vance

Georgia Municipal Income Fund

August 31, 2016

Portfolio of Investments — continued

Security	Principal Amount (000’s omitted)	Value

Water and Sewer (continued)
Forsyth County, Water and Sewerage Authority, 5.00%, 4/1/27	$1,100	$1,363,868
Fulton County, Water and Sewer Revenue, 5.00%, 1/1/33	1,500	1,801,980
Unified Government of Athens-Clarke County, Water and Sewerage Revenue, 5.00%, 1/1/29	1,000	1,246,580

		$7,062,634

Total Tax-Exempt Investments — 96.6% (identified cost $65,920,227)		$73,143,250

Other Assets, Less Liabilities — 3.4%		$2,608,950

Net Assets — 100.0%		$75,752,200

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

The Fund invests primarily in debt securities issued by Georgia municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at August 31, 2016, 28.3% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 3.0% to 10.4% of total investments.

(1)

Variable rate demand obligation that may be tendered at par on any day for payment the lesser of 5 business days or 7 calendar days. The stated interest rate, which generally resets weekly, represents the rate in effect at August 31, 2016.

Futures Contracts
Description	Contracts	Position	Expiration Month/Year	Aggregate Cost	Value	Net Unrealized Appreciation

Interest Rate Futures
U.S. Long Treasury Bond	15	Short	Dec-16	$(2,564,807)	$(2,555,625)	$9,182

						$9,182

Abbreviations:

AGC	–	Assured Guaranty Corp.
AGM	–	Assured Guaranty Municipal Corp.
AMBAC	–	AMBAC Financial Group, Inc.
AMT	–	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.
LOC	–	Letter of Credit
NPFG	–	National Public Finance Guaranty Corp.

25	See Notes to Financial Statements.

Eaton Vance

Maryland Municipal Income Fund

August 31, 2016

Portfolio of Investments

Tax-Exempt Investments — 98.1%

Security	Principal Amount (000’s omitted)	Value

Education — 7.6%
Maryland Health and Higher Educational Facilities Authority, (Goucher College), 5.00%, 7/1/34	$1,000	$1,169,780
Maryland Health and Higher Educational Facilities Authority, (Johns Hopkins University), 5.00%, 7/1/37	2,000	2,392,660
Maryland Health and Higher Educational Facilities Authority, (Maryland Institute College of Art), 5.00%, 6/1/36	1,500	1,528,650

		$5,091,090

Electric Utilities — 0.8%
Maryland Economic Development Corp., (Constellation Energy Group, Inc.), 2.55% to 6/1/20 (Put Date), 12/1/25	$500	$512,435

		$512,435

Escrowed / Prerefunded — 12.2%
Anne Arundel County, Water and Sewer Construction, Prerefunded to 4/1/18, 4.50%, 4/1/29	$1,140	$1,210,612
Baltimore County, (Metropolitan District), Prerefunded to 2/1/18, 5.00%, 2/1/31	2,000	2,125,360
Maryland Health and Higher Educational Facilities Authority, (Washington County Hospital), Prerefunded to 1/1/18, 5.75%, 1/1/38	750	801,578
Prince George’s County Housing Authority, Prerefunded to 7/15/17, 5.00%, 7/15/23	2,235	2,322,500
University of Maryland, Auxiliary Facility and Tuition Revenue, Prerefunded to 4/1/21, 5.00%, 4/1/28	1,425	1,690,990

		$8,151,040

General Obligations — 11.7%
Baltimore, 4.00%, 10/15/25	$1,350	$1,548,450
Baltimore, 5.00%, 10/15/27	750	916,170
Maryland, 5.00%, 11/1/19	2,000	2,269,740
Maryland, 5.00%, 8/1/24	1,000	1,219,710
Montgomery County, 5.00%, 11/1/29	1,450	1,838,455

		$7,792,525

Hospital — 21.7%
Maryland Health and Higher Educational Facilities Authority, (Anne Arundel Health Care Services, Inc.), 5.00%, 7/1/32	$1,000	$1,088,710
Maryland Health and Higher Educational Facilities Authority, (Johns Hopkins Health Care), 5.00%, 7/1/33	1,000	1,174,000
Maryland Health and Higher Educational Facilities Authority, (Johns Hopkins Health Care), 5.00%, 5/15/40	2,000	2,247,500
Maryland Health and Higher Educational Facilities Authority, (Medstar Health, Inc.), 5.00%, 8/15/31	2,000	2,423,900

Security	Principal Amount (000’s omitted)	Value

Hospital (continued)
Maryland Health and Higher Educational Facilities Authority, (Medstar Health, Inc.), Series B, 5.00%, 8/15/38	$1,000	$1,165,280
Maryland Health and Higher Educational Facilities Authority, (Mercy Medical Center), 5.00%, 7/1/31	1,000	1,144,520
Maryland Health and Higher Educational Facilities Authority, (Peninsula Regional Medical Center), 5.00%, 7/1/39	1,000	1,184,240
Maryland Health and Higher Educational Facilities Authority, (University of Maryland Medical System), 5.00%, 7/1/29	1,000	1,229,970
Maryland Health and Higher Educational Facilities Authority, (University of Maryland Medical System), (LOC: Wells Fargo Bank, N.A.), 0.59%, 7/1/34(1)	1,000	1,000,000
Montgomery County, (Trinity Health Corp.), 5.00%, 12/1/45	1,500	1,841,580

		$14,499,700

Housing — 2.8%
Maryland Community Development Administration, (AMT), 5.10%, 9/1/37	$870	$877,769
Maryland Community Development Administration, MFMR, (AMT), 4.85%, 9/1/37	1,000	1,014,290

		$1,892,059

Industrial Development Revenue — 1.2%
Maryland Economic Development Corp., (AFCO Cargo), (AMT), 6.50%, 7/1/24	$675	$676,795
Maryland Economic Development Corp., (AFCO Cargo), (AMT), 7.34%, 7/1/24	145	145,470

		$822,265

Insured – Education — 1.6%
Morgan State University, Academic and Auxiliary Facilities, (NPFG), 6.10%, 7/1/20	$985	$1,089,784

		$1,089,784

Insured – Escrowed / Prerefunded — 5.8%
Maryland Health and Higher Educational Facilities Authority, (Helix Health Issue), (AMBAC), Escrowed to Maturity, 5.00%, 7/1/27	$3,145	$3,867,973

		$3,867,973

Insured – Hospital — 5.8%
Maryland Health and Higher Educational Facilities Authority, (Medlantic/Helix Issue), (AMBAC), 5.25%, 8/15/38	$3,035	$3,882,706

		$3,882,706

26	See Notes to Financial Statements.

Eaton Vance

Maryland Municipal Income Fund

August 31, 2016

Portfolio of Investments — continued

Security	Principal Amount (000’s omitted)	Value

Insured – Housing — 0.5%
Maryland Economic Development Corp., (University of Maryland, College Park), (AGM), 5.00%, 6/1/35	$250	$308,645

		$308,645

Insured – Special Tax Revenue — 0.4%
Puerto Rico Sales Tax Financing Corp., (NPFG), 0.00%, 8/1/46	$1,305	$236,949

		$236,949

Insured – Transportation — 5.5%
Maryland Transportation Authority, (AGM), 5.00%, 7/1/36	$1,400	$1,503,194
Maryland Transportation Authority, (AGM), 5.00%, 7/1/41(2)(3)	2,000	2,147,420

		$3,650,614

Insured – Water and Sewer — 2.6%
Baltimore, (Wastewater Projects), (NPFG), 5.00%, 7/1/22	$875	$983,946
Baltimore, (Wastewater Projects), (NPFG), 5.65%, 7/1/20	700	766,395

		$1,750,341

Other Revenue — 3.5%
Maryland Transportation Authority, Baltimore-Washington International Airport, Parking Revenues, (AMT), 5.00%, 3/1/23	$2,000	$2,350,180

		$2,350,180

Senior Living / Life Care — 1.7%
Maryland Health and Higher Educational Facilities Authority, (Charlestown Community, Inc.), 6.125%, 1/1/30	$470	$554,468
Maryland Health and Higher Educational Facilities Authority, (Edenwald), 5.25%, 1/1/37	500	603,735

		$1,158,203

Special Tax Revenue — 3.6%
Maryland Department of Transportation, Prerefunded to 2/15/18, 5.00%, 2/15/23	$1,000	$1,063,440
Montgomery County, Department of Liquor Control, 5.00%, 4/1/21	1,000	1,103,850
Montgomery County, Department of Liquor Control, 5.00%, 4/1/29	250	272,073

		$2,439,363

Transportation — 7.6%
Maryland Economic Development Corp., (Purple Line Light Rail), (AMT), 5.00%, 3/31/51	$1,000	$1,191,100

Security	Principal Amount (000’s omitted)	Value

Transportation (continued)
Maryland Transportation Authority, 4.00%, 7/1/27	$1,000	$1,128,390
Washington Metropolitan Area Transit Authority, 5.00%, 7/1/32	2,500	2,773,100

		$5,092,590

Water and Sewer — 1.5%
Washington Suburban Sanitary District, (SPA: TD Bank, N.A.), 0.62%, 6/1/23(1)	$1,000	$1,000,000

		$1,000,000

Total Tax-Exempt Investments — 98.1% (identified cost $60,275,301)		$65,588,462

Other Assets, Less Liabilities — 1.9%		$1,274,545

Net Assets — 100.0%		$66,863,007

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

The Fund invests primarily in debt securities issued by Maryland municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at August 31, 2016, 22.5% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 4.7% to 11.8% of total investments.

(1)

Variable rate demand obligation that may be tendered at par on any day for payment the lesser of 5 business days or 7 calendar days. The stated interest rate, which generally resets weekly, represents the rate in effect at August 31, 2016.

(2)	Security represents the municipal bond held by a trust that issues residual interest bonds (see Note 1H).

(3)	Security (or a portion thereof) has been pledged as collateral for residual interest bond transactions. The aggregate value of such collateral is $647,420.

27	See Notes to Financial Statements.

Eaton Vance

Maryland Municipal Income Fund

August 31, 2016

Portfolio of Investments — continued

Futures Contracts
Description	Contracts	Position	Expiration Month/Year	Aggregate Cost	Value	Net Unrealized Appreciation

Interest Rate Futures
U.S. Long Treasury Bond	25	Short	Dec-16	$(4,274,679)	$(4,259,375)	$15,304

						$15,304

Abbreviations:

AGM	–	Assured Guaranty Municipal Corp.
AMBAC	–	AMBAC Financial Group, Inc.
AMT	–	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.
LOC	–	Letter of Credit
MFMR	–	Multi-Family Mortgage Revenue
NPFG	–	National Public Finance Guaranty Corp.
SPA	–	Standby Bond Purchase Agreement

28	See Notes to Financial Statements.

Eaton Vance

Missouri Municipal Income Fund

August 31, 2016

Portfolio of Investments

Tax-Exempt Investments — 99.1%

Security	Principal Amount (000’s omitted)	Value

Bond Bank — 0.0%(1)
Missouri Environmental Improvement and Energy Resources Authority, Water Pollution Control and Drinking Water Revenue, (Revolving Funds Program), 5.00%, 7/1/30	$30	$34,854

		$34,854

Education — 3.7%
Missouri Health and Educational Facilities Authority, (St. Louis University), 5.00%, 10/1/38	$500	$608,710
Missouri Health and Educational Facilities Authority, (University of Central Missouri), 5.00%, 10/1/34	1,000	1,182,710
Missouri Health and Educational Facilities Authority, (Washington University), (LOC: Wells Fargo Bank, N.A.), 0.60%, 9/1/30(2)	1,000	1,000,000

		$2,791,420

Electric Utilities — 3.2%
Missouri Joint Municipal Electric Utility Commission, (Iatan 2 Project), 5.00%, 1/1/34	$1,000	$1,184,920
Missouri Joint Municipal Electric Utility Commission, (Prairie State Energy Campus), 5.00%, 12/1/31	1,000	1,216,390

		$2,401,310

Escrowed / Prerefunded — 13.1%
Curators of the University of Missouri System Facilities Revenue, Prerefunded to 11/1/17, 5.00%, 11/1/33	$2,000	$2,104,500
Guam, Limited Obligation Bonds, Prerefunded to 12/1/19, 5.625%, 12/1/29	270	311,550
Guam, Limited Obligation Bonds, Prerefunded to 12/1/19, 5.75%, 12/1/34	295	341,578
Kansas City, Tax Increment Revenue, (Maincor Project), Escrowed to Maturity, 5.25%, 3/1/18	305	319,186
Missouri Development Finance Board, Cultural Facilities, (Kauffman Center), Prerefunded to 6/1/17, 4.75%, 6/1/37	1,500	1,547,715
Missouri Environmental Improvement and Energy Resources Authority, Water Pollution Control and Drinking Water Revenue, (Revolving Funds Program), Prerefunded to 1/1/21, 5.00%, 7/1/30	970	1,142,941
Missouri Health and Educational Facilities Authority, (Washington University), Prerefunded to 3/15/18, 5.375%, 3/15/39(3)	1,275	1,368,712
Missouri Health and Educational Facilities Authority, (Washington University), Prerefunded to 3/15/18, 5.375%, 3/15/39	1,500	1,610,250

Security	Principal Amount (000’s omitted)	Value

Escrowed / Prerefunded (continued)
Wentzville R-IV School District, Prerefunded to 3/1/19, 0.00%, 3/1/28	$1,975	$1,117,119

		$9,863,551

General Obligations — 17.4%
Columbia School District, 5.00%, 3/1/31	$1,000	$1,154,280
Hazelwood School District, (Direct Deposit Program), 5.00%, 3/1/33	1,000	1,209,100
Independence School District, (Direct Deposit Program), 5.00%, 3/1/29	1,000	1,131,590
Independence School District, (Direct Deposit Program), 5.00%, 3/1/30	1,000	1,137,560
Kansas City, 4.75%, 2/1/25	1,000	1,054,610
Lake Ozark Osage School, (School Building), 5.00%, 3/1/34	1,000	1,196,440
Liberty Public School District No. 53, Clay County, 5.00%, 3/1/28	1,000	1,063,310
Reorganized School District No. 7 of Jackson County, 5.00%, 3/1/28	1,000	1,063,620
Springfield School District No. R-12, (Direct Deposit Program), 5.00%, 3/1/33	1,000	1,209,100
University City School District, 0.00%, 2/15/32	1,000	689,190
University City School District, 0.00%, 2/15/33	1,000	670,170
Wentzville R-IV School District, 0.00%, 3/1/27	1,250	989,600
Wentzville R-IV School District, 0.00%, 3/1/28	1,025	572,565

		$13,141,135

Hospital — 15.5%
Boone County, (Boone Hospital Center), 4.00%, 8/1/38	$1,000	$1,074,980
Cape Girardeau County Industrial Development Authority, (St. Francis Medical Center), 5.00%, 6/1/37	1,000	1,128,800
Missouri Health and Educational Facilities Authority, (BJC Health System), 4.15%, 1/1/32	1,000	1,126,460
Missouri Health and Educational Facilities Authority, (BJC Health System), 5.00%, 1/1/30	1,000	1,210,480
Missouri Health and Educational Facilities Authority, (Children’s Mercy Hospital), 5.625%, 5/15/39	1,000	1,120,710
Missouri Health and Educational Facilities Authority, (Heartland Regional Medical Center), 5.00%, 2/15/37	1,000	1,147,900
Missouri Health and Educational Facilities Authority, (Saint Luke’s Health System), 4.00%, 11/15/33	2,000	2,228,760
Missouri Health and Educational Facilities Authority, (SSM Healthcare), 5.00%, 6/1/36	1,000	1,059,040
Missouri Health and Educational Facilities Authority, (St. Anthony’s Medical Center), 4.00%, 2/1/40	1,000	1,071,640
Saline County Industrial Development Authority, (John Fitzgibbon Memorial Hospital), 5.60%, 12/1/28	500	564,800

		$11,733,570

29	See Notes to Financial Statements.

Eaton Vance

Missouri Municipal Income Fund

August 31, 2016

Portfolio of Investments — continued

Security	Principal Amount (000’s omitted)	Value

Housing — 0.5%
Missouri Housing Development Commission, SFMR, (GNMA), (AMT), 4.50%, 9/1/29	$80	$84,684
Missouri Housing Development Commission, SFMR, (GNMA), (AMT), 4.70%, 3/1/35	260	276,955

		$361,639

Industrial Development Revenue — 2.6%
Missouri Development Finance Authority, Solid Waste Disposal, (Procter & Gamble Paper Products), (AMT), 5.20%, 3/15/29	$1,540	$2,004,110

		$2,004,110

Insured – Electric Utilities — 1.8%
Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/29	$950	$1,033,837
Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/34	280	306,449

		$1,340,286

Insured – Escrowed / Prerefunded — 8.6%
Metropolitan Saint Louis Sewer District, (NPFG), Prerefunded to 5/1/17, 5.00%, 5/1/36	$1,000	$1,029,390
Missouri Health and Educational Facilities Authority, (Lester Cox Medical Center), (NPFG), Escrowed to Maturity, 0.00%, 9/1/20	3,590	3,419,260
Missouri Health and Educational Facilities Authority, (Saint Luke’s Health System), (AGM), Prerefunded to 11/15/18, 5.50%, 11/15/28	1,850	2,046,895

		$6,495,545

Insured – General Obligations — 4.3%
Platte County Reorganized School District No. R-3, (AGM), 5.00%, 3/1/25	$1,000	$1,021,860
Puerto Rico, (AGM), 5.00%, 7/1/35	1,000	1,077,440
Saint Charles County, Francis Howell School District, (NPFG), 5.25%, 3/1/21	1,000	1,191,120

		$3,290,420

Insured – Hospital — 2.8%
Missouri Health and Educational Facilities Authority, (Lester Cox Medical Center), (NPFG), 0.00%, 9/1/20	$2,250	$2,093,648

		$2,093,648

Insured – Industrial Development Revenue — 1.0%
Missouri Environmental Improvement and Energy Resources Authority, (Missouri-American Water Co.), (AMBAC), (AMT), 4.60%, 12/1/36	$755	$756,782

		$756,782

Security	Principal Amount (000’s omitted)	Value

Insured – Lease Revenue / Certificates of Participation — 5.4%
Jackson County, Leasehold Revenue, (Truman Sports Complex), (AMBAC), 0.00%, 12/1/20	$1,000	$921,770
Kansas City, Leasehold Revenue, (Municipal Assistance), (AMBAC), 0.00%, 4/15/26	2,170	1,708,007
Kansas City, Leasehold Revenue, (Municipal Assistance), (AMBAC), 0.00%, 4/15/30	2,105	1,457,292

		$4,087,069

Insured – Special Tax Revenue — 5.9%
Bi-State Development Agency, Missouri and Illinois Metropolitan District, (Saint Clair County Metrolink), (AGM), 5.25%, 7/1/28	$2,355	$3,152,026
Puerto Rico Sales Tax Financing Corp., (NPFG), 0.00%, 8/1/45	3,280	632,286
Puerto Rico Sales Tax Financing Corp., (NPFG), 0.00%, 8/1/46	3,725	676,348

		$4,460,660

Insured – Transportation — 3.4%
Puerto Rico Highway and Transportation Authority, (AGC), 5.25%, 7/1/41	$1,060	$1,235,048
Saint Louis Airport, (Lambert International Airport), (NPFG), 5.50%, 7/1/30	1,000	1,336,480

		$2,571,528

Senior Living / Life Care — 4.1%
Lee’s Summit Industrial Development Authority, Senior Living Facilities, (John Knox Village), 5.125%, 8/15/32	$925	$945,702
Missouri Health and Educational Facilities Authority, (Bethesda Health Group, Inc.), 5.00%, 8/1/40	500	561,345
Saint Louis County Industrial Development Authority, (Friendship Village of West County), Series A, 5.50%, 9/1/28	1,000	1,020,520
Saint Louis County Industrial Development Authority, (St. Andrew’s Resources for Seniors Obligated Group), 5.00%, 12/1/35	500	539,915

		$3,067,482

Special Tax Revenue — 0.5%
Puerto Rico Sales Tax Financing Corp., 5.00%, 8/1/40	$530	$380,190

		$380,190

Water and Sewer — 5.3%
Kansas City, Sanitation Sewer System Revenue, 5.25%, 1/1/34	$1,100	$1,206,733
Kansas City, Water Revenue, 5.25%, 12/1/32	1,465	1,605,830

30	See Notes to Financial Statements.

Eaton Vance

Missouri Municipal Income Fund

August 31, 2016

Portfolio of Investments — continued

Security	Principal Amount (000’s omitted)	Value

Water and Sewer (continued)
Metropolitan Saint Louis Sewer District, 5.00%, 5/1/30	$1,000	$1,208,170

		$4,020,733

Total Tax-Exempt Investments — 99.1% (identified cost $66,837,345)		$74,895,932

Other Assets, Less Liabilities — 0.9%		$649,551

Net Assets — 100.0%		$75,545,483

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

The Fund invests primarily in debt securities issued by Missouri municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at August 31, 2016, 33.5% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 1.6% to 15.6% of total investments.

(1)	Amount is less than 0.05%.

(2)

Variable rate demand obligation that may be tendered at par on any day for payment the lesser of 5 business days or 7 calendar days. The stated interest rate, which resets daily, represents the rate in effect at August 31, 2016.

(3)	Security represents the municipal bond held by a trust that issues residual interest bonds (see Note 1H).

Futures Contracts
Description	Contracts	Position	Expiration Month/Year	Aggregate Cost	Value	Net Unrealized Appreciation

Interest Rate Futures
U.S. 10-Year Treasury Note	29	Short	Dec-16	$(3,806,195)	$(3,796,734)	$9,461
U.S. Long Treasury Bond	6	Short	Dec-16	(1,025,923)	(1,022,250)	3,673

						$13,134

Abbreviations:

AGC	–	Assured Guaranty Corp.
AGM	–	Assured Guaranty Municipal Corp.
AMBAC	–	AMBAC Financial Group, Inc.
AMT	–	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.
GNMA	–	Government National Mortgage Association
LOC	–	Letter of Credit
NPFG	–	National Public Finance Guaranty Corp.
SFMR	–	Single Family Mortgage Revenue

31	See Notes to Financial Statements.

Eaton Vance

North Carolina Municipal Income Fund

August 31, 2016

Portfolio of Investments

Tax-Exempt Investments — 104.8%

Security	Principal Amount (000’s omitted)	Value

Education — 10.4%
Appalachian State University, 5.00%, 10/1/25	$400	$514,644
Appalachian State University, 5.00%, 10/1/26	325	420,803
North Carolina Capital Facilities Finance Agency, (Davidson College), 5.00%, 3/1/25	365	436,894
North Carolina Capital Facilities Finance Agency, (Duke University), 5.00%, 10/1/38(1)	5,000	5,528,750
North Carolina Capital Facilities Finance Agency, (Duke University), 5.00%, 10/1/41	2,000	2,469,880
North Carolina State University at Raleigh, 5.00%, 10/1/42	1,140	1,388,338
University of North Carolina at Charlotte, 5.00%, 4/1/32	1,250	1,482,725
University of North Carolina at Greensboro, 5.00%, 4/1/26	660	823,924
University of North Carolina at Greensboro, 5.00%, 4/1/31	1,020	1,211,709

		$14,277,667

Electric Utilities — 4.0%
Greenville Combined Enterprise System Revenue, 4.00%, 4/1/46	$690	$772,089
North Carolina Eastern Municipal Power Agency, Prerefunded to 1/1/19, 6.75%, 1/1/24	2,000	2,281,280
North Carolina Municipal Power Agency No. 1, (Catawba), 5.00%, 1/1/30	355	387,749
North Carolina Municipal Power Agency No. 1, (Catawba), 5.00%, 1/1/31	885	1,039,211
North Carolina Municipal Power Agency No. 1, (Catawba), Prerefunded to 1/1/19, 5.00%, 1/1/30	875	961,599

		$5,441,928

Escrowed / Prerefunded — 17.8%
Cabarrus County Certificates of Participation, Prerefunded to 6/1/18, 5.00%, 6/1/29	$1,550	$1,669,149
Cabarrus County Certificates of Participation, Prerefunded to 6/1/18, 5.25%, 6/1/28	1,400	1,513,694
Cape Fear Public Utility Authority, Water and Sewer System, Prerefunded to 8/1/18, 5.00%, 8/1/35	2,505	2,714,393
Cary, Combined Enterprise System Revenue, Prerefunded to 12/1/17, 5.00%, 12/1/33	2,000	2,111,640
Durham County Certificates of Participation, Prerefunded to 6/1/19, 5.00%, 6/1/31	1,000	1,117,200
North Carolina Capital Facilities Finance Agency, (Wake Forest University), Prerefunded to 1/1/19, 5.00%, 1/1/38	2,450	2,695,465
North Carolina Medical Care Commission, (Duke University Health System), Series 2009A, Prerefunded to 6/1/19, 5.00%, 6/1/42	2,295	2,560,623
North Carolina Medical Care Commission, (Mission Health System, Inc.), Prerefunded to 10/1/17, 5.00%, 10/1/25	2,000	2,096,660

Security	Principal Amount (000’s omitted)	Value

Escrowed / Prerefunded (continued)
North Carolina Medical Care Commission, (Mission Health System, Inc.), Prerefunded to 10/1/17, 5.00%, 10/1/36	$305	$319,741
North Carolina Medical Care Commission, (University Health Systems of Eastern Carolina), Prerefunded to 12/1/18, 6.25%, 12/1/33	2,500	2,811,975
Puerto Rico Electric Power Authority, Escrowed to various sinking fund dates through 7/1/17, Series N, 0.00%, 7/1/17	405	402,898
Wake County, Prerefunded to 6/1/19, 5.00%, 6/1/36	1,000	1,116,610
Winston-Salem, Water and Sewer System, Prerefunded to 6/1/19, 5.00%, 6/1/34	1,000	1,117,200
Winston-Salem, Water and Sewer System, Prerefunded to 6/1/19, 5.00%, 6/1/39	2,000	2,234,400

		$24,481,648

General Obligations — 5.4%
Dare County Limited Obligation Bonds, 4.00%, 6/1/31	$125	$142,408
Dare County Limited Obligation Bonds, 5.00%, 6/1/20	340	390,490
Dare County Limited Obligation Bonds, 5.00%, 6/1/21	245	289,347
Dare County Limited Obligation Bonds, 5.00%, 6/1/22	450	542,673
Dare County Limited Obligation Bonds, 5.00%, 6/1/23	450	552,960
Davidson County, 5.00%, 6/1/24	600	762,348
Greensboro, 5.00%, 2/1/27	650	817,108
North Carolina, 4.00%, 6/1/23	2,000	2,363,820
North Carolina, 5.00%, 6/1/22	500	611,670
Wake County, (SPA: Wells Fargo Bank, N.A.), 0.56%, 4/1/20(2)	1,000	1,000,000

		$7,472,824

Hospital — 14.8%
North Carolina Medical Care Commission, (Cape Fear Valley Health System), 5.00%, 10/1/32	$2,000	$2,271,440
North Carolina Medical Care Commission, (Duke University Health System), 4.00%, 6/1/42	1,000	1,122,610
North Carolina Medical Care Commission, (Duke University Health System), 5.00%, 6/1/26	1,150	1,494,034
North Carolina Medical Care Commission, (Duke University Health System), Series 2012A, 5.00%, 6/1/42	1,250	1,460,837
North Carolina Medical Care Commission, (Mission Health System, Inc.), 5.00%, 10/1/36	520	541,258
North Carolina Medical Care Commission, (North Carolina Baptist Hospital), 5.25%, 6/1/29	3,100	3,534,372
North Carolina Medical Care Commission, (Novant Health, Inc.), Series A, 4.75%, 11/1/43	1,000	1,077,580
North Carolina Medical Care Commission, (Rex Hospital, Inc.), 5.00%, 7/1/32	1,000	1,220,500
North Carolina Medical Care Commission, (Rex Hospital, Inc.), Series A, 5.00%, 7/1/30	910	1,020,611

32	See Notes to Financial Statements.

Eaton Vance

North Carolina Municipal Income Fund

August 31, 2016

Portfolio of Investments — continued

Security	Principal Amount (000’s omitted)	Value

Hospital (continued)
North Carolina Medical Care Commission, (Southeastern Regional Medical Center), 5.00%, 6/1/32	$1,645	$1,856,876
North Carolina Medical Care Commission, (Vidant Health), 5.00%, 6/1/31	2,000	2,455,060
North Carolina Medical Care Commission, (WakeMed), 5.00%, 10/1/31	2,000	2,346,100

		$20,401,278

Housing — 1.7%
Charlotte Housing Authority, (South Oaks Crossing Apartments), MFMR, (GNMA), (AMT), 4.60%, 8/20/26	$1,430	$1,432,445
North Carolina Housing Finance Agency, (AMT), 4.80%, 1/1/39	840	844,125

		$2,276,570

Industrial Development Revenue — 0.6%
Columbus County Industrial Facilities & Pollution Control Financing Authority, 5.70%, 5/1/34	$750	$867,045

		$867,045

Insured – Education — 0.1%
University of North Carolina, (AGC), 5.00%, 10/1/33	$155	$167,625

		$167,625

Insured – Electric Utilities — 1.9%
Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/34	$1,740	$1,904,360
Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/35	600	654,702

		$2,559,062

Insured – Escrowed / Prerefunded — 8.1%
Johnston Memorial Hospital Authority, (AGM), Prerefunded to 4/1/18, 5.25%, 10/1/36(1)(3)	$6,560	$7,039,405
Monroe, Certificates of Participation, (AGC), Prerefunded to 3/1/19, 5.50%, 3/1/39	1,000	1,119,420
Monroe, Combined Enterprise System Revenue, (AGC), Prerefunded to 3/1/18, 5.00%, 3/1/33	1,950	2,077,998
University of North Carolina, (AGC), Prerefunded to 10/1/18, 5.00%, 10/1/33	895	975,818

		$11,212,641

Insured – General Obligations — 0.2%
Puerto Rico, (NPFG), 5.50%, 7/1/20	$285	$309,262

		$309,262

Security	Principal Amount (000’s omitted)	Value

Insured – Hospital — 1.8%
North Carolina Medical Care Commission, (Novant Health Obligated Group), (BHAC), (NPFG), 5.00%, 11/1/39	$2,500	$2,518,650

		$2,518,650

Insured – Lease Revenue / Certificates of Participation — 1.1%
Franklin County, Certificates of Participation, (NPFG), 5.00%, 9/1/27	$1,500	$1,559,505

		$1,559,505

Insured – Special Tax Revenue — 0.4%
Puerto Rico Infrastructure Financing Authority, (AMBAC), 5.50%, 7/1/27	$550	$592,070

		$592,070

Insured – Transportation — 5.0%
North Carolina Turnpike Authority, (Triangle Expressway System), (AGC), 0.00%, 1/1/35	$6,500	$3,721,900
North Carolina Turnpike Authority, (Triangle Expressway System), (AGC), 5.375%, 1/1/26	1,000	1,093,580
Puerto Rico Highway and Transportation Authority, (AGC), 5.25%, 7/1/41	1,800	2,097,252

		$6,912,732

Lease Revenue / Certificates of Participation — 15.6%
Buncombe County, 5.00%, 6/1/29	$750	$923,580
Buncombe County, 5.00%, 6/1/31	1,000	1,228,050
Cabarrus County Limited Obligation Bonds, 5.00%, 4/1/29	1,000	1,264,920
Cabarrus County Limited Obligation Bonds, 5.00%, 4/1/30	1,000	1,258,440
Davidson County Limited Obligation Bonds, 5.00%, 6/1/28	1,000	1,292,290
Davidson County Limited Obligation Bonds, 5.00%, 6/1/30	1,010	1,283,316
Durham Capital Financing Corp., 5.00%, 6/1/32	1,700	2,031,857
Durham Capital Financing Corp., 5.00%, 6/1/38	1,000	1,209,580
North Carolina Turnpike Authority, (Monroe Connector System), 5.00%, 7/1/31	1,000	1,160,040
North Carolina Turnpike Authority, (Monroe Connector System), 5.00%, 7/1/36	1,750	2,030,070
North Carolina, Capital Improvement Limited Obligation Bonds, 5.00%, 5/1/30	1,000	1,167,510
North Carolina, Capital Improvement Limited Obligation Bonds, 5.25%, 5/1/31	1,000	1,154,980
Raleigh Limited Obligation Bonds, 5.00%, 2/1/27	1,000	1,290,530
Raleigh, (Downtown Improvement Projects), Prerefunded to 2/1/17, 5.00%, 2/1/27	2,000	2,037,280
Watauga Public Facilities Corp., 5.00%, 6/1/27	1,000	1,183,940
Winston-Salem, 5.00%, 6/1/27	750	932,378

		$21,448,761

33	See Notes to Financial Statements.

Eaton Vance

North Carolina Municipal Income Fund

August 31, 2016

Portfolio of Investments — continued

Security	Principal Amount (000’s omitted)	Value

Other Revenue — 1.9%
Durham County Industrial Facilities & Pollution Control Financing Authority, (Research Triangle Institute), 5.00%, 2/1/24	$1,000	$1,245,830
Durham County Industrial Facilities & Pollution Control Financing Authority, (Research Triangle Institute), 5.00%, 2/1/25	1,035	1,314,160

		$2,559,990

Senior Living / Life Care — 2.1%
North Carolina Medical Care Commission, (Deerfield Episcopal Retirement Community, Inc.), 5.00%, 11/1/37	$2,315	$2,821,198

		$2,821,198

Solid Waste — 0.8%
Mecklenburg County, Special Obligation, 5.00%, 1/1/26	$1,000	$1,161,810

		$1,161,810

Transportation — 3.3%
Charlotte Airport, 5.50%, 7/1/34	$535	$614,961
Charlotte Airport, (AMT), 5.00%, 7/1/36	1,500	1,679,115
Charlotte Airport, (AMT), 5.375%, 7/1/28	1,000	1,127,470
North Carolina Ports Authority, 5.25%, 2/1/40	1,000	1,123,390

		$4,544,936

Water and Sewer — 7.8%
Brunswick County, (Water and Wastewater Systems), 5.00%, 4/1/30	$750	$931,987
Buncombe County Metropolitan Sewerage District, 5.00%, 7/1/26	355	445,312
Buncombe County Metropolitan Sewerage District, 5.00%, 7/1/28	540	669,271
Carolina Beach, Enterprise Systems Revenue, 4.00%, 6/1/32	385	443,678
Carolina Beach, Enterprise Systems Revenue, 5.00%, 6/1/31	200	251,492
Charlotte, Water and Sewer, 5.00%, 7/1/34	1,000	1,118,170
Charlotte, Water and Sewer, 5.00%, 7/1/38	1,750	2,005,132
Concord Utilities Systems Revenue, 5.00%, 12/1/29	845	1,082,665
Concord Utilities Systems Revenue, 5.00%, 12/1/31	775	985,513
Jacksonville, Enterprise Systems Revenue, 5.00%, 5/1/25	250	320,163
Jacksonville, Enterprise Systems Revenue, 5.00%, 5/1/26	625	812,456
Raleigh, Combined Enterprise System Revenue, 5.00%, 3/1/25	1,000	1,243,430

Security	Principal Amount (000’s omitted)	Value

Water and Sewer (continued)
Wilmington, Storm Water Fee Revenue, 5.00%, 6/1/30	$400	$499,880

		$10,809,149

Total Tax-Exempt Investments — 104.8% (identified cost $132,296,302)		$144,396,351

Other Assets, Less Liabilities — (4.8)%		$(6,611,758)

Net Assets — 100.0%		$137,784,593

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

The Fund invests primarily in debt securities issued by North Carolina municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at August 31, 2016, 17.9% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 0.4% to 7.8% of total investments.

(1)	Security represents the municipal bond held by a trust that issues residual interest bonds (see Note 1H).

(2)

Variable rate demand obligation that may be tendered at par on any day for payment the lesser of 5 business days or 7 calendar days. The stated interest rate, which generally resets weekly, represents the rate in effect at August 31, 2016.

(3)	Security (or a portion thereof) has been pledged as collateral for residual interest bond transactions. The aggregate value of such collateral is $2,119,405.

Abbreviations:

AGC	–	Assured Guaranty Corp.
AGM	–	Assured Guaranty Municipal Corp.
AMBAC	–	AMBAC Financial Group, Inc.
AMT	–	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.
BHAC	–	Berkshire Hathaway Assurance Corp.
GNMA	–	Government National Mortgage Association
MFMR	–	Multi-Family Mortgage Revenue
NPFG	–	National Public Finance Guaranty Corp.
SPA	–	Standby Bond Purchase Agreement

34	See Notes to Financial Statements.

Eaton Vance

Oregon Municipal Income Fund

August 31, 2016

Portfolio of Investments

Tax-Exempt Investments — 103.7%

Security	Principal Amount (000’s omitted)	Value

Education — 8.3%
Forest Grove, (Pacific University), 5.00%, 5/1/30	$500	$602,895
Forest Grove, (Pacific University), 5.25%, 5/1/34	1,000	1,156,440
Oregon Facilities Authority, (Lewis & Clark College), 5.625%, 10/1/36	2,000	2,401,220
Oregon Facilities Authority, (Linfield College), 5.00%, 10/1/34	1,000	1,104,230
Oregon Facilities Authority, (Reed College), 4.75%, 7/1/32	250	280,900
Oregon Facilities Authority, (Reed College), 5.00%, 7/1/29	250	284,375
Oregon Facilities Authority, (Reed College), 5.125%, 7/1/41	1,630	1,856,146
Oregon Facilities Authority, (University of Portland), 5.00%, 4/1/27	500	619,545
Oregon Facilities Authority, (University of Portland), 5.00%, 4/1/29	500	611,035
Oregon Facilities Authority, (Willamette University), 5.00%, 10/1/40	1,000	1,221,580

		$10,138,366

Electric Utilities — 1.2%
Port of Morrow, (Portland General Electric), 5.00%, 5/1/33	$1,250	$1,431,863

		$1,431,863

Escrowed / Prerefunded — 9.8%
Deschutes County Hospital Facilities Authority, (Cascade Healthcare Community), Prerefunded to 1/1/19, 8.25%, 1/1/38	$2,500	$2,938,275
Oregon Health and Science University, Prerefunded to 7/1/19, 5.75%, 7/1/39	2,000	2,280,720
Port of Portland, Portland International Airport, Prerefunded to 7/1/18, 5.00%, 7/1/29	4,000	4,321,520
Tri-County Metropolitan Transportation District, Prerefunded to 9/1/22, 5.00%, 9/1/30	2,000	2,459,720

		$12,000,235

General Obligations — 32.1%
Beaverton School District 48J, Washington and Multnomah Counties, 5.00%, 6/15/32	$1,235	$1,512,937
Central School District No. 13J, Polk, Marion and Benton Counties, 0.00%, 6/15/38	750	409,643
Chemeketa Community College District, 5.00%, 6/15/25	1,000	1,255,300
David Douglas School District No. 40, Multnomah County, 0.00%, 6/15/24	1,640	1,425,308
Fern Ridge School District 28J, Lane and Douglas Counties, 4.00%, 6/15/24	1,055	1,261,020
Fern Ridge School District 28J, Lane and Douglas Counties, 5.00%, 6/15/25	575	741,618

Security	Principal Amount (000’s omitted)	Value

General Obligations (continued)
Forest Grove School District No. 15, Washington County, 0.00%, 6/15/26	$1,975	$1,617,367
Klamath County School District, 5.00%, 6/15/29	1,155	1,412,553
Lake Oswego, 5.00%, 6/1/33	2,450	3,001,985
Medford, 5.00%, 7/15/32	545	664,333
Medford School District No. 549C, Jackson County, Prerefunded to 6/15/18, 5.00%, 6/15/33	2,000	2,156,280
North Clackamas School District No. 12, Clackamas County, 5.00%, 6/15/28	2,500	3,103,725
Oregon Elderly and Disabled Housing, (AMT), 5.65%, 8/1/26	1,570	1,574,820
Pendleton School District No. 16R, Umatilla County, 5.00%, 6/15/24	1,220	1,548,156
Pendleton School District No. 16R, Umatilla County, 5.00%, 6/15/28	1,000	1,239,840
Philomath School District No. 17J, Benton and Polk Counties, 0.00%, 6/15/28	1,500	1,170,195
Philomath School District No. 17J, Benton and Polk Counties, 0.00%, 6/15/30	700	503,769
Philomath School District No. 17J, Benton and Polk Counties, 0.00%, 6/15/31	425	294,317
Portland Housing Authority, (Pearl Court LP), (AMT), 4.625%, 1/1/27	1,280	1,288,550
Portland Housing Authority, (Yards Union Station Project), (AMT), 4.75%, 5/1/22	465	473,370
Portland Housing Authority, (Yards Union Station Project), (AMT), 4.85%, 5/1/29	2,740	2,774,716
Portland, Limited Tax, (Sellwood Bridge Project), 5.00%, 6/1/23	1,240	1,543,192
Redmond, 5.00%, 6/1/28	605	740,078
Redmond School District No. 2J, Deschutes and Jefferson Counties, 0.00%, 6/15/25	460	397,463
Redmond School District No. 2J, Deschutes and Jefferson Counties, 0.00%, 6/15/27	3,175	2,560,669
Riverdale School District No. 51JT, Multnomah and Clackamas Counties, 0.00%, 6/15/29	1,000	749,010
Riverdale School District No. 51JT, Multnomah and Clackamas Counties, 0.00%, 6/15/30	1,215	874,399
Rogue Community College District, 4.00%, 6/15/31	700	815,094
Salem-Keizer School District No. 24J, 0.00%, 6/15/29	1,050	783,972
Springfield School District No. 19, Lane County, 5.00%, 6/15/29	1,000	1,256,340

		$39,150,019

Hospital — 7.2%
Astoria Hospital Facilities Authority, (Columbia Memorial Hospital), 5.00%, 8/1/41	$500	$589,680

35	See Notes to Financial Statements.

Eaton Vance

Oregon Municipal Income Fund

August 31, 2016

Portfolio of Investments — continued

Security	Principal Amount (000’s omitted)	Value

Hospital (continued)
Hood River County Health Facilities Authority, Elderly Housing, (Down Manor), 6.50%, 1/1/17	$480	$482,179
Klamath Falls Intercommunity Hospital Authority, (Sky Lakes Medical Center), 5.00%, 9/1/20	1,320	1,521,920
Klamath Falls Intercommunity Hospital Authority, (Sky Lakes Medical Center), 5.00%, 9/1/22	250	299,948
Oregon Facilities Authority, (Legacy Health System), 5.00%, 3/15/30	3,685	4,102,253
Oregon Facilities Authority, (PeaceHealth), 5.00%, 11/15/29	1,500	1,830,765

		$8,826,745

Housing — 5.1%
Oregon Housing and Community Services Department, (AMT), 4.85%, 7/1/37	$1,150	$1,155,761
Oregon Housing and Community Services Department, (AMT), 5.15%, 7/1/42	4,730	5,016,922

		$6,172,683

Insured – Electric Utilities — 3.4%
Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/29	$1,045	$1,137,221
Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/34	2,760	3,020,710

		$4,157,931

Insured – Escrowed / Prerefunded — 0.7%
Beaverton School District, (AGC), Prerefunded to 6/1/19, 5.125%, 6/1/36	$715	$801,644

		$801,644

Insured – General Obligations — 6.5%
Lebanon Community School District No. 9, Linn County, (NPFG), 5.50%, 6/15/30	$4,000	$5,574,080
Newport, (AGC), 0.00%, 6/1/28	1,000	776,450
Newport, (AGC), 0.00%, 6/1/29	1,225	912,784
West Linn-Wilsonville School District No. 3Jt, Clackamas and Washington Counties, (NPFG), 0.00%, 6/15/23	800	724,568

		$7,987,882

Insured – Hospital — 7.9%
Deschutes County Hospital Facilities Authority, (Cascade Healthcare Community), (AMBAC), Prerefunded to 1/1/18, 5.375%, 1/1/35	$1,415	$1,504,881
Medford Hospital Facilities Authority, (Asante Health System), (AGM), 5.50%, 8/15/28	3,000	3,449,520
Oregon Health and Science University, (NPFG), 0.00%, 7/1/21	5,265	4,663,632

		$9,618,033

Security	Principal Amount (000’s omitted)	Value

Insured – Special Tax Revenue — 2.5%
Puerto Rico Infrastructure Financing Authority, (AMBAC), 0.00%, 7/1/44	$12,100	$1,961,531
Puerto Rico Infrastructure Financing Authority, (AMBAC), 5.50%, 7/1/27	1,015	1,092,637

		$3,054,168

Insured – Transportation — 4.7%
Jackson County, Airport, (XLCA), Prerefunded to 12/1/17, 5.25%, 12/1/32	$315	$333,361
Jackson County, Airport, (XLCA), Prerefunded to 12/1/17, 5.25%, 12/1/37	1,685	1,783,219
Jackson County, Airport, (XLCA), (AMT), 5.25%, 12/1/23	1,390	1,459,500
Puerto Rico Highway and Transportation Authority, (AGC), 5.25%, 7/1/41	1,800	2,097,252

		$5,673,332

Other Revenue — 7.9%
Oregon Department of Administrative Services, Prerefunded to 4/1/19, 5.00%, 4/1/28(1)(2)	$8,740	$9,695,719

		$9,695,719

Senior Living / Life Care — 1.1%
Multnomah County Hospital Facilities Authority, (Mirabella at South Waterfront), 5.00%, 10/1/24	$415	$481,898
Multnomah County Hospital Facilities Authority, (Terwilliger Plaza, Inc.), 5.00%, 12/1/36	750	908,385

		$1,390,283

Special Tax Revenue — 2.5%
Oregon Department of Transportation, Highway User Tax Revenue, 5.00%, 11/15/24	$1,500	$1,929,270
Puerto Rico Sales Tax Financing Corp., 5.25%, 8/1/40	1,525	1,095,819

		$3,025,089

Transportation — 1.4%
Redmond, Airport Revenue, 5.50%, 6/1/24	$215	$236,788
Redmond, Airport Revenue, 5.75%, 6/1/27	200	221,036
Redmond, Airport Revenue, 6.00%, 6/1/34	550	613,778
Redmond, Airport Revenue, 6.25%, 6/1/39	600	672,210

		$1,743,812

Water and Sewer — 1.4%
Clackamas River Water, 5.00%, 11/1/29	$100	$125,053
Clackamas River Water, 5.00%, 11/1/31	250	310,525

36	See Notes to Financial Statements.

Eaton Vance

Oregon Municipal Income Fund

August 31, 2016

Portfolio of Investments — continued

Security	Principal Amount (000’s omitted)	Value

Water and Sewer (continued)
Eugene Water Utility System Revenue, 4.00%, 8/1/30	$500	$587,085
Eugene Water Utility System Revenue, 5.00%, 8/1/28	500	646,725

		$1,669,388

Total Tax-Exempt Investments — 103.7% (identified cost $113,805,328)		$126,537,192

Other Assets, Less Liabilities — (3.7)%		$(4,463,137)

Net Assets — 100.0%		$122,074,055

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

The Fund invests primarily in debt securities issued by Oregon municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at August 31, 2016, 24.7% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 2.7% to 11.9% of total investments.

(1)	Security represents the municipal bond held by a trust that issues residual interest bonds (see Note 1H).

(2)	Security (or a portion thereof) has been pledged as collateral for residual interest bond transactions. The aggregate value of such collateral is $3,140,719.

Futures Contracts
Description	Contracts	Position	Expiration Month/Year	Aggregate Cost	Value	Net Unrealized Appreciation

Interest Rate Futures
U.S. Long Treasury Bond	20	Short	Dec-16	$(3,419,743)	$(3,407,500)	$12,243

						$12,243

Abbreviations:

AGC	–	Assured Guaranty Corp.
AGM	–	Assured Guaranty Municipal Corp.
AMBAC	–	AMBAC Financial Group, Inc.
AMT	–	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.
NPFG	–	National Public Finance Guaranty Corp.
XLCA	–	XL Capital Assurance, Inc.

37	See Notes to Financial Statements.

Eaton Vance

South Carolina Municipal Income Fund

August 31, 2016

Portfolio of Investments

Tax-Exempt Investments — 102.8%

Security	Principal Amount (000’s omitted)	Value

Education — 8.7%
Clemson University, 5.00%, 5/1/26	$2,000	$2,613,760
College of Charleston, Academic and Administrative Facilities, 5.00%, 4/1/37	2,695	3,098,361
Florence-Darlington Commission for Technical Education, 5.00%, 3/1/28	600	722,616
South Carolina Jobs-Economic Development Authority, (Furman University), 5.00%, 10/1/32	2,000	2,433,020
South Carolina Jobs-Economic Development Authority, (Furman University), 5.00%, 10/1/45	2,000	2,402,200
University of South Carolina, Higher Education, 5.00%, 5/1/30	600	730,194

		$12,000,151

Escrowed / Prerefunded — 13.5%
Berkeley County School District, Prerefunded to 12/1/16, 5.125%, 12/1/30	$2,350	$2,377,284
Charleston Waterworks and Sewer Revenue, Prerefunded to 1/1/21, 5.00%, 1/1/30	1,000	1,177,820
Charleston Waterworks and Sewer Revenue, Prerefunded to 1/1/21, 5.00%, 1/1/35	3,000	3,533,460
South Carolina Jobs-Economic Development Authority, (Kershaw County Medical Center), Prerefunded to 9/15/18, 6.00%, 9/15/38	3,380	3,748,657
South Carolina Public Service Authority, Prerefunded to 1/1/19, 5.375%, 1/1/28	155	172,217
South Carolina Public Service Authority, Prerefunded to 1/1/19, 5.375%, 1/1/28	4,355	4,838,753
South Carolina Public Service Authority, Prerefunded to 1/1/19, 5.50%, 1/1/38	205	228,366
South Carolina Public Service Authority, Prerefunded to 1/1/19, 5.50%, 1/1/38	2,375	2,645,702

		$18,722,259

General Obligations — 16.3%
Aiken County Consolidated School District, 5.00%, 3/1/25	$2,020	$2,597,457
Anderson County School District No. 5, 5.00%, 3/1/30	2,000	2,538,560
Georgetown County, 5.00%, 3/1/31	2,510	3,038,305
Georgetown County, 5.00%, 3/1/33	2,750	3,317,490
Horry County School District, 5.00%, 3/1/25	1,500	1,912,275
Lexington County School District No. 1, 5.00%, 2/1/26	1,060	1,385,007
Richland County, (Richland Library), 5.00%, 3/1/25(1)	1,540	1,999,012
Richland-Lexington Airport District, (AMT), Prerefunded to 3/1/23, 3.00%, 3/1/27	580	644,403
Richland-Lexington Airport District, (AMT), 4.00%, 3/1/22	195	221,608
Richland-Lexington Airport District, (AMT), 4.00%, 3/1/24	685	784,147
South Carolina, (Air Carrier Hub Terminal A), 1.00%, 4/1/25	4,275	4,103,530

		$22,541,794

Security	Principal Amount (000’s omitted)	Value

Hospital — 20.1%
Florence County, (McLeod Regional Medical Center), 5.00%, 11/1/30	$1,500	$1,819,830
Florence County, (McLeod Regional Medical Center), 5.00%, 11/1/37	1,000	1,124,880
Greenville Health System, 5.00%, 5/1/31	1,500	1,787,775
Greenwood County, (Self Regional Healthcare), 4.00%, 10/1/21	1,050	1,169,815
Greenwood County, (Self Regional Healthcare), 5.375%, 10/1/39	3,835	4,275,565
Lexington County Health Services District, Inc., 5.00%, 11/1/27	3,615	3,790,834
Lexington County Health Services District, Inc., 5.00%, 11/1/32	955	1,001,146
South Carolina Jobs-Economic Development Authority, (Bon Secours Health System, Inc.), 5.00%, 11/1/28	2,500	2,981,775
South Carolina Jobs-Economic Development Authority, (Bon Secours Health System, Inc.), 5.00%, 11/1/29	450	534,645
South Carolina Jobs-Economic Development Authority, (Georgetown Hospital), 3.50%, 2/1/24	1,560	1,569,422
South Carolina Jobs-Economic Development Authority, (Georgetown Hospital), 3.50%, 2/1/25	2,010	2,021,055
South Carolina Jobs-Economic Development Authority, (Georgetown Hospital), 3.625%, 2/1/26	2,040	2,050,996
South Carolina Jobs-Economic Development Authority, (Palmetto Health), 5.75%, 8/1/39	3,420	3,737,273

		$27,865,011

Industrial Development Revenue — 1.2%
Richland County, (International Paper Co.), (AMT), 3.875%, 4/1/23	$1,500	$1,650,765

		$1,650,765

Insured – Electric Utilities — 5.2%
Piedmont Municipal Power Agency, (NPFG), 0.00%, 1/1/23	$1,090	$967,876
Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/29	1,075	1,169,869
Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/32	1,350	1,478,979
Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/34	2,375	2,599,342
Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/35	950	1,036,612

		$7,252,678

Insured – Escrowed / Prerefunded — 8.2%
Greenwood Metropolitan District, Sewer System, (AGM), Prerefunded to 10/1/18, 5.00%, 10/1/30(2)(3)	$7,500	$8,180,550
Scago Educational Facilities Corp., Pickens School District, (AGM), Prerefunded to 12/1/16, 4.50%, 12/1/28	3,210	3,242,421

		$11,422,971

38	See Notes to Financial Statements.

Eaton Vance

South Carolina Municipal Income Fund

August 31, 2016

Portfolio of Investments — continued

Security	Principal Amount (000’s omitted)	Value

Insured – Lease Revenue / Certificates of Participation — 3.5%
St. Peters Parish/Jasper County Public Facilities Corp., (County Office Buildings), (AGM), 5.00%, 4/1/31	$1,000	$1,139,210
Sumter Two School Facilities, Inc., (Sumter School District), (BAM), 4.00%, 12/1/17	845	877,279
Sumter Two School Facilities, Inc., (Sumter School District), (BAM), 5.00%, 12/1/23	1,000	1,214,150
Sumter Two School Facilities, Inc., (Sumter School District), (BAM), 5.00%, 12/1/24	1,280	1,576,678

		$4,807,317

Insured – Special Tax Revenue — 0.7%
Puerto Rico Sales Tax Financing Corp., (NPFG), 0.00%, 8/1/41	$4,075	$986,395

		$986,395

Insured – Transportation — 2.3%
Puerto Rico Highway and Transportation Authority, (AGC), 5.25%, 7/1/41	$2,700	$3,145,878

		$3,145,878

Insured – Utilities — 3.3%
Greer, Combined Utility System, (AMBAC), 5.50%, 9/1/27	$1,000	$1,282,310
Greer, Combined Utility System, (AMBAC), 5.50%, 9/1/32	2,000	2,676,160
Newberry, (Combined Public Utility System), (AGM), 5.00%, 4/1/30	500	606,770

		$4,565,240

Insured – Water and Sewer — 1.6%
Lexington, Waterworks and Sewer Revenue, (AGC), 5.00%, 1/15/35	$2,025	$2,267,109

		$2,267,109

Lease Revenue / Certificates of Participation — 8.4%
Allendale County School District, (Refunding & Improvement), 5.00%, 12/1/22	$1,155	$1,357,460
Allendale County School District, (Refunding & Improvement), 5.00%, 12/1/24	500	604,940
Charleston Educational Excellence Financing Corp., (Charleston County School District), 5.00%, 12/1/30	2,000	2,454,460
Charleston Educational Excellence Financing Corp., (Charleston County School District), 5.00%, 12/1/30(2)(3)	3,875	4,755,516
Dorchester County School District No. 2, (Growth Installment Purchase), 5.00%, 12/1/27	1,000	1,213,150
Securing Assets for Education, (Berkeley County School District), 5.00%, 12/1/27	1,000	1,249,230

		$11,634,756

Security	Principal Amount (000’s omitted)	Value

Special Tax Revenue — 0.9%
Myrtle Beach, (Hospitality Fee), 5.00%, 6/1/26	$1,000	$1,219,580

		$1,219,580

Student Loan — 1.2%
South Carolina Education Assistance Authority, 5.10%, 10/1/29	$1,550	$1,667,521

		$1,667,521

Transportation — 3.0%
South Carolina Ports Authority, 5.25%, 7/1/40	$3,725	$4,218,861

		$4,218,861

Water and Sewer — 4.7%
Charleston Waterworks and Sewer System Revenue, 5.00%, 1/1/29(1)	$1,550	$2,036,312
Columbia Waterworks and Sewer Revenue, 5.00%, 2/1/40	3,500	3,954,020
North Charleston Sewer District, 2.00%, 1/1/29	500	494,050

		$6,484,382

Total Tax-Exempt Investments — 102.8% (identified cost $129,654,375)		$142,452,668

Other Assets, Less Liabilities — (2.8)%		$(3,936,308)

Net Assets — 100.0%		$138,516,360

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

The Fund invests primarily in debt securities issued by South Carolina municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at August 31, 2016, 24.2% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 2.6% to 9.2% of total investments.

(1)	When-issued security.

(2)	Security represents the municipal bond held by a trust that issues residual interest bonds (see Note 1H).

(3)	Security (or a portion thereof) has been pledged as collateral for residual interest bond transactions. The aggregate value of such collateral is $4,211,066.

39	See Notes to Financial Statements.

Eaton Vance

South Carolina Municipal Income Fund

August 31, 2016

Portfolio of Investments — continued

Abbreviations:

AGC	–	Assured Guaranty Corp.
AGM	–	Assured Guaranty Municipal Corp.
AMBAC	–	AMBAC Financial Group, Inc.
AMT	–	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.
BAM	–	Build America Mutual Assurance Co.
NPFG	–	National Public Finance Guaranty Corp.

40	See Notes to Financial Statements.

Eaton Vance

Virginia Municipal Income Fund

August 31, 2016

Portfolio of Investments

Tax-Exempt Investments — 102.6%

Security	Principal Amount (000’s omitted)	Value

Bond Bank — 2.6%
Virginia Resources Authority, Infrastructure Revenue, (Pooled Financing Program), 4.00%, 11/1/32	$1,000	$1,164,150
Virginia Resources Authority, Infrastructure Revenue, (Pooled Financing Program), 5.25%, 11/1/33	895	982,298

		$2,146,448

Education — 5.0%
Alexandria Industrial Development Authority, (Episcopal High School), 5.00%, 1/1/40	$1,700	$1,853,850
University of Virginia, 5.00%, 6/1/40	2,100	2,258,781

		$4,112,631

Electric Utilities — 1.9%
Chesterfield County Economic Development Authority, (Virginia Electric Power Co.), (AMT), 5.60%, 11/1/31	$1,500	$1,555,920

		$1,555,920

Escrowed / Prerefunded — 20.0%
Fairfax County Industrial Development Authority, (Inova Health System Hospitals), Prerefunded to 5/15/19, 5.50%, 5/15/35	$1,060	$1,197,344
Loudoun County, Prerefunded to 7/1/19, 5.00%, 7/1/27	2,820	3,163,391
Portsmouth, Prerefunded to 7/15/19, 5.25%, 7/15/25	390	440,860
Upper Occoquan Sewer Authority, Prerefunded to 7/1/17, 4.50%, 7/1/38	475	490,756
Virginia College Building Authority, Prerefunded to 9/1/18, 5.00%, 9/1/33	4,000	4,351,200
Virginia College Building Authority, Prerefunded to 9/1/18, 5.00%, 9/1/38	275	299,145
Virginia Resources Authority, Clean Water Revenue, Prerefunded to 10/1/19, 5.00%, 10/1/31	1,000	1,130,600
Virginia Resources Authority, Infrastructure Revenue, (Pooled Funding Program), Prerefunded to 11/1/18, 5.25%, 11/1/33	1,655	1,821,096
Virginia Resources Authority, Infrastructure Revenue, (Pooled Funding Program), Prerefunded to 11/1/18, 5.25%, 11/1/33	160	176,058
Washington County Industrial Development Authority, (Davenport & Co., LLC), Prerefunded to 8/1/20, 5.25%, 8/1/30	1,500	1,757,385
Winchester Industrial Development Authority, (Valley Health System), Prerefunded to 1/1/17, 5.25%, 1/1/37	1,500	1,523,505

		$16,351,340

General Obligations — 11.9%
Arlington County, 5.00%, 8/15/32	$1,000	$1,292,570
Culpeper, 5.00%, 8/1/25	1,350	1,744,375

Security	Principal Amount (000’s omitted)	Value

General Obligations (continued)
Lynchburg, 5.00%, 2/1/23	$1,000	$1,236,830
Newport News, 5.00%, 8/1/28	1,000	1,299,790
Norfolk, 5.00%, 8/1/28	750	928,418
Portsmouth, 4.75%, 7/15/25	500	552,630
Portsmouth, 5.25%, 7/15/25	285	319,539
Virginia, 5.00%, 6/1/31	2,000	2,343,120

		$9,717,272

Hospital — 19.1%
Fairfax County Industrial Development Authority, (Inova Health System Hospitals), 5.00%, 8/15/23(1)(2)	$5,000	$5,941,596
Fairfax County Industrial Development Authority, (Inova Health System Hospitals), 5.50%, 5/15/35	1,940	2,181,860
Fredericksburg Economic Development Authority, (Mary Washington Healthcare), 2.46%, 2/1/17 (Put Date), 8/1/38(3)	500	501,545
Fredericksburg Economic Development Authority, (Mary Washington Healthcare), 5.00%, 6/15/24	1,000	1,235,540
Henrico County Economic Development Authority, (Bon Secours Health System, Inc.), 5.00%, 11/1/30	645	757,333
Smyth County Industrial Development Authority, (Mountain States Health Alliance), 5.50%, 7/1/28	1,100	1,234,651
Virginia Small Business Financing Authority, (Wellmont Health), 5.25%, 9/1/27	1,500	1,555,755
Virginia Small Business Financing Authority, (Wellmont Health), 5.25%, 9/1/37	1,605	1,659,233
Winchester Economic Development Authority, (Valley Health System), 5.00%, 1/1/28	450	539,100

		$15,606,613

Insured – Education — 3.5%
Virginia College Building Authority, (Washington and Lee University), (NPFG), 5.25%, 1/1/31	$2,155	$2,871,387

		$2,871,387

Insured – Electric Utilities — 1.3%
Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/29	$1,000	$1,088,250

		$1,088,250

Insured – Hospital — 4.0%
Henrico County Industrial Development Authority, (Bon Secours Health System, Inc.), (NPFG), 6.25%, 8/15/20	$1,500	$1,664,955
Virginia Beach, (Virginia Beach Memorial Hospital), (AMBAC), 5.125%, 2/15/18	1,575	1,625,117

		$3,290,072

41	See Notes to Financial Statements.

Eaton Vance

Virginia Municipal Income Fund

August 31, 2016

Portfolio of Investments — continued

Security	Principal Amount (000’s omitted)	Value

Insured – Special Tax Revenue — 0.6%
Puerto Rico Infrastructure Financing Authority, (AMBAC), 0.00%, 7/1/28	$1,020	$466,313

		$466,313

Insured – Transportation — 11.7%
Chesapeake Bay Bridge and Tunnel Commission, (General Resolution), (NPFG), 5.50%, 7/1/25	$2,500	$3,188,950
Norfolk Airport Authority, (AGM), 5.00%, 7/1/26	1,000	1,158,280
Puerto Rico Highway and Transportation Authority, (AMBAC), 5.50%, 7/1/29	1,600	1,732,640
Richmond Metropolitan Authority, (NPFG), 5.25%, 7/15/22	2,870	3,300,098
Virginia Commonwealth Transportation Board, (NPFG), 0.00%, 4/1/26	200	171,104

		$9,551,072

Senior Living / Life Care — 3.8%
Albemarle County Economic Development Authority, (Westminster-Canterbury of the Blue Ridge), 5.00%, 1/1/42	$150	$160,214
Alexandria Industrial Development Authority, (Goodwin House, Inc.), 5.00%, 10/1/30	750	905,227
Fairfax County Economic Development Authority, (Goodwin House, Inc.), Prerefunded to 10/1/17, 5.125%, 10/1/42	1,085	1,138,534
Harrisonburg Industrial Development Authority, (Sunnyside Presbyterian Home), 6.25%, 12/1/33	750	891,577

		$3,095,552

Special Tax Revenue — 0.5%
Puerto Rico Sales Tax Financing Corp., 0.00%, 8/1/38	$3,750	$369,713

		$369,713

Transportation — 7.8%
Metropolitan Washington, DC, Airport Authority System, (AMT), 5.375%, 10/1/29	$1,000	$1,081,910
Virginia Port Authority, (AMT), 5.00%, 7/1/33	3,000	3,593,670
Washington Metropolitan Area Transit Authority, 5.00%, 7/1/32	1,500	1,663,860

		$6,339,440

Water and Sewer — 8.9%
Fairfax County Water Authority, 5.25%, 4/1/27	$1,795	$2,447,267
Fairfax County Sewer Revenue, 4.00%, 7/15/37	1,000	1,147,450
Henrico County Water and Sewer System Revenue, 5.00%, 5/1/28	1,000	1,306,510

Security	Principal Amount (000’s omitted)	Value

Water and Sewer (continued)
Hopewell, Sewer System Revenue, 5.00%, 7/15/33	$1,000	$1,144,030
Newport News Water Revenue, 5.00%, 7/15/33	1,000	1,270,610

		$7,315,867

Total Tax-Exempt Investments — 102.6% (identified cost $75,625,666)		$83,877,890

Other Assets, Less Liabilities — (2.6)%		$(2,097,006)

Net Assets — 100.0%		$81,780,884

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

The Fund invests primarily in debt securities issued by Virginia municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at August 31, 2016, 20.6% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 1.4% to 14.6% of total investments.

(1)	Security represents the municipal bond held by a trust that issues residual interest bonds (see Note 1H).

(2)	Security (or a portion thereof) has been pledged as collateral for residual interest bond transactions. The aggregate value of such collateral is $2,611,596.

(3)	Variable rate security. The stated interest rate represents the rate in effect at August 31, 2016.

Abbreviations:

AGM	–	Assured Guaranty Municipal Corp.
AMBAC	–	AMBAC Financial Group, Inc.
AMT	–	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.
NPFG	–	National Public Finance Guaranty Corp.

42	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

August 31, 2016

Statements of Assets and Liabilities

	August 31, 2016
Assets	Georgia Fund	Maryland Fund	Missouri Fund	North Carolina Fund
Investments —
Identified cost	$65,920,227	$60,275,301	$66,837,345	$132,296,302
Unrealized appreciation	7,223,023	5,313,161	8,058,587	12,100,049
Investments, at value	$73,143,250	$65,588,462	$74,895,932	$144,396,351
Cash	$2,052,080	$1,036,002	$807,580	$683,970
Restricted cash*	61,000	102,000	65,000	—
Interest receivable	694,715	614,995	790,507	1,655,093
Receivable for investments sold	—	1,000,000	5,000	70,560
Receivable for Fund shares sold	253,941	225,839	122,979	107,713
Total assets	$76,204,986	$68,567,298	$76,686,998	$146,913,687
Liabilities
Payable for floating rate notes issued	$—	$1,500,000	$850,000	$8,670,000
Payable for variation margin on open financial futures contracts	938	1,563	375	—
Payable for Fund shares redeemed	295,562	46,709	166,365	201,139
Distributions payable	61,913	46,046	18,029	64,961
Payable to affiliates:
Investment adviser fee	18,693	15,970	19,641	40,683
Distribution and service fees	12,837	20,584	18,158	31,085
Interest expense and fees payable	—	2,835	4,376	40,046
Accrued expenses	62,843	70,584	64,571	81,180
Total liabilities	$452,786	$1,704,291	$1,141,515	$9,129,094
Net Assets	$75,752,200	$66,863,007	$75,545,483	$137,784,593
Sources of Net Assets
Paid-in capital	$78,991,762	$68,999,156	$76,352,183	$136,041,473
Accumulated net realized loss	(10,426,771)	(7,438,485)	(8,969,845)	(10,547,736)
Accumulated undistributed (distributions in excess of) net investment income	(44,996)	(26,129)	91,424	190,807
Net unrealized appreciation	7,232,205	5,328,465	8,071,721	12,100,049
Net Assets	$75,752,200	$66,863,007	$75,545,483	$137,784,593
Class A Shares
Net Assets	$41,560,166	$42,479,099	$61,038,434	$83,512,047
Shares Outstanding	4,689,041	4,653,245	6,213,372	8,874,762
Net Asset Value and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$8.86	$9.13	$9.82	$9.41
Maximum Offering Price Per Share
(100 ÷ 95.25 of net asset value per share)	$9.30	$9.59	$10.31	$9.88
Class B Shares
Net Assets	$387,630	$455,804	$355,760	$369,658
Shares Outstanding	40,932	45,795	32,764	36,526
Net Asset Value and Offering Price Per Share**
(net assets ÷ shares of beneficial interest outstanding)	$9.47	$9.95	$10.86	$10.12
Class C Shares
Net Assets	$7,057,993	$16,356,103	$9,419,787	$20,926,884
Shares Outstanding	744,679	1,642,534	868,465	2,067,464
Net Asset Value and Offering Price Per Share**
(net assets ÷ shares of beneficial interest outstanding)	$9.48	$9.96	$10.85	$10.12
Class I Shares
Net Assets	$26,746,411	$7,572,001	$4,731,502	$32,976,004
Shares Outstanding	3,009,148	827,602	480,930	3,495,109
Net Asset Value, Offering Price and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$8.89	$9.15	$9.84	$9.43

On sales of $50,000 or more, the offering price of Class A shares is reduced.

*	Represents restricted cash on deposit at the broker for open financial futures contracts.

**	Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.

43	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

August 31, 2016

Statements of Assets and Liabilities — continued

	August 31, 2016
Assets	Oregon Fund	South Carolina Fund	Virginia Fund
Investments —
Identified cost	$113,805,328	$129,654,375	$75,625,666
Unrealized appreciation	12,731,864	12,798,293	8,252,224
Investments, at value	$126,537,192	$142,452,668	$83,877,890
Cash	$1,046,923	$10,139,747	$611,306
Restricted cash*	82,000	—	—
Interest receivable	1,212,186	1,667,196	827,777
Receivable for Fund shares sold	84,601	156,067	119,007
Total assets	$128,962,902	$154,415,678	$85,435,980
Liabilities
Payable for floating rate notes issued	$6,555,000	$8,725,000	$3,330,000
Payable for investments purchased	—	2,599,071	—
Payable for when-issued securities	—	4,027,092	—
Payable for variation margin on open financial futures contracts	1,250	—	—
Payable for Fund shares redeemed	130,357	278,074	154,789
Distributions payable	33,968	83,414	61,245
Payable to affiliates:
Investment adviser fee	36,274	40,572	22,084
Distribution and service fees	27,795	35,242	15,255
Interest expense and fees payable	26,575	33,472	1,796
Accrued expenses	77,628	77,381	69,927
Total liabilities	$6,888,847	$15,899,318	$3,655,096
Net Assets	$122,074,055	$138,516,360	$81,780,884
Sources of Net Assets
Paid-in capital	$132,261,020	$147,344,061	$93,900,237
Accumulated net realized loss	(23,131,688)	(21,739,415)	(20,502,748)
Accumulated undistributed net investment income	200,616	113,421	131,171
Net unrealized appreciation	12,744,107	12,798,293	8,252,224
Net Assets	$122,074,055	$138,516,360	$81,780,884
Class A Shares
Net Assets	$89,845,431	$72,052,470	$59,460,020
Shares Outstanding	9,999,075	7,498,492	7,214,755
Net Asset Value and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$8.99	$9.61	$8.24
Maximum Offering Price Per Share
(100 ÷ 95.25 of net asset value per share)	$9.44	$10.09	$8.65
Class B Shares
Net Assets	$984,945	$459,669	$349,262
Shares Outstanding	100,221	45,113	38,284
Net Asset Value and Offering Price Per Share**
(net assets ÷ shares of beneficial interest outstanding)	$9.83	$10.19	$9.12
Class C Shares
Net Assets	$14,817,486	$28,738,751	$6,043,624
Shares Outstanding	1,506,064	2,819,250	662,121
Net Asset Value and Offering Price Per Share**
(net assets ÷ shares of beneficial interest outstanding)	$9.84	$10.19	$9.13
Class I Shares
Net Assets	$16,426,193	$37,265,470	$15,927,978
Shares Outstanding	1,829,720	3,874,443	1,927,909
Net Asset Value, Offering Price and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$8.98	$9.62	$8.26

On sales of $50,000 or more, the offering price of Class A shares is reduced.

*	Represents restricted cash on deposit at the broker for open financial futures contracts.

**	Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.

44	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

August 31, 2016

Statements of Operations

	Year Ended August 31, 2016
Investment Income	Georgia Fund	Maryland Fund	Missouri Fund	North Carolina Fund
Interest	$2,666,831	$2,584,586	$3,102,890	$5,039,716
Total investment income	$2,666,831	$2,584,586	$3,102,890	$5,039,716

Expenses
Investment adviser fee	$210,084	$191,251	$223,400	$438,402
Distribution and service fees
Class A	82,035	84,323	121,523	162,368
Class B	4,478	5,640	5,458	4,401
Class C	61,086	143,192	70,172	175,300
Trustees’ fees and expenses	4,281	3,924	4,332	7,182
Custodian fee	29,743	28,612	30,287	39,966
Transfer and dividend disbursing agent fees	22,983	28,541	27,124	45,045
Legal and accounting services	56,932	61,925	44,528	53,840
Printing and postage	7,163	7,241	7,583	11,497
Registration fees	4,006	8,005	4,995	1,305
Interest expense and fees	—	14,272	7,468	88,421
Miscellaneous	19,151	17,810	18,626	23,655
Total expenses	$501,942	$594,736	$565,496	$1,051,382

Net investment income	$2,164,889	$1,989,850	$2,537,394	$3,988,334

Realized and Unrealized Gain (Loss)
Net realized gain (loss) —
Investment transactions	$80,105	$129,236	$292,727	$87,052
Financial futures contracts	(330,188)	(550,313)	(302,656)	—
Net realized gain (loss)	$(250,083)	$(421,077)	$(9,929)	$87,052
Change in unrealized appreciation (depreciation) —
Investments	$2,865,134	$1,574,079	$2,576,874	$3,779,914
Financial futures contracts	10,499	17,499	5,106	—
Net change in unrealized appreciation (depreciation)	$2,875,633	$1,591,578	$2,581,980	$3,779,914

Net realized and unrealized gain	$2,625,550	$1,170,501	$2,572,051	$3,866,966

Net increase in net assets from operations	$4,790,439	$3,160,351	$5,109,445	$7,855,300

45	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

August 31, 2016

Statements of Operations — continued

	Year Ended August 31, 2016
Investment Income	Oregon Fund	South Carolina Fund	Virginia Fund
Interest	$5,207,865	$5,187,374	$3,567,744
Total investment income	$5,207,865	$5,187,374	$3,567,744

Expenses
Investment adviser fee	$424,142	$449,065	$258,660
Distribution and service fees
Class A	177,423	140,313	117,348
Class B	12,433	7,286	4,024
Class C	138,906	253,209	56,124
Trustees’ fees and expenses	6,797	7,243	4,729
Custodian fee	39,718	40,756	32,383
Transfer and dividend disbursing agent fees	43,828	39,265	34,900
Legal and accounting services	49,465	54,207	47,145
Printing and postage	12,135	11,106	8,914
Registration fees	1,763	2,336	4,466
Interest expense and fees	56,497	49,746	35,915
Miscellaneous	23,405	19,914	17,485
Total expenses	$986,512	$1,074,446	$622,093

Net investment income	$4,221,353	$4,112,928	$2,945,651

Realized and Unrealized Gain (Loss)
Net realized gain (loss) —
Investment transactions	$(3,717,980)	$243,205	$1,505,760
Financial futures contracts	(440,309)	—	38,296
Net realized gain (loss)	$(4,158,289)	$243,205	$1,544,056
Change in unrealized appreciation (depreciation) —
Investments	$8,871,911	$5,310,524	$1,048,496
Financial futures contracts	13,999	—	4,391
Net change in unrealized appreciation (depreciation)	$8,885,910	$5,310,524	$1,052,887

Net realized and unrealized gain	$4,727,621	$5,553,729	$2,596,943

Net increase in net assets from operations	$8,948,974	$9,666,657	$5,542,594

46	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

August 31, 2016

Statements of Changes in Net Assets

	Year Ended August 31, 2016
Increase (Decrease) in Net Assets	Georgia Fund	Maryland Fund	Missouri Fund	North Carolina Fund
From operations —
Net investment income	$2,164,889	$1,989,850	$2,537,394	$3,988,334
Net realized gain (loss) from investment transactions and financial futures contracts	(250,083)	(421,077)	(9,929)	87,052
Net change in unrealized appreciation (depreciation) from investments and financial futures contracts	2,875,633	1,591,578	2,581,980	3,779,914
Net increase in net assets from operations	$4,790,439	$3,160,351	$5,109,445	$7,855,300
Distributions to shareholders —
From net investment income
Class A	$(1,247,548)	$(1,491,156)	$(2,156,519)	$(2,662,946)
Class B	(10,884)	(16,635)	(16,145)	(11,818)
Class C	(147,051)	(420,462)	(204,899)	(465,030)
Class I	(746,565)	(252,232)	(132,682)	(842,177)
Total distributions to shareholders	$(2,152,048)	$(2,180,485)	$(2,510,245)	$(3,981,971)
Transactions in shares of beneficial interest —
Proceeds from sale of shares
Class A	$2,798,858	$2,383,171	$3,071,341	$8,442,880
Class B	—	582	1,100	22,050
Class C	2,109,230	3,077,213	3,156,205	5,312,090
Class I	7,952,472	2,329,561	1,730,261	16,937,430
Net asset value of shares issued to shareholders in payment of distributions declared
Class A	1,053,973	1,115,747	2,010,057	2,402,140
Class B	9,205	15,318	15,045	10,924
Class C	124,643	295,819	169,287	390,674
Class I	235,567	73,770	93,489	460,385
Cost of shares redeemed
Class A	(4,359,700)	(4,508,306)	(8,481,272)	(8,425,054)
Class B	(107,796)	(108,813)	(88,482)	(102,627)
Class C	(1,405,907)	(1,912,780)	(545,953)	(2,528,453)
Class I	(2,698,622)	(2,098,373)	(179,137)	(5,858,288)
Net asset value of shares exchanged
Class A	92,593	137,807	385,988	150,477
Class B	(92,593)	(137,807)	(385,988)	(150,477)
Net increase in net assets from Fund share transactions	$5,711,923	$662,909	$951,941	$17,064,151

Net increase in net assets	$8,350,314	$1,642,775	$3,551,141	$20,937,480

Net Assets
At beginning of year	$67,401,886	$65,220,232	$71,994,342	$116,847,113
At end of year	$75,752,200	$66,863,007	$75,545,483	$137,784,593

Accumulated undistributed (distributions in excess of) net investment income included in net assets
At end of year	$(44,996)	$(26,129)	$91,424	$190,807

47	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

August 31, 2016

Statements of Changes in Net Assets — continued

	Year Ended August 31, 2016
Increase (Decrease) in Net Assets	Oregon Fund	South Carolina Fund	Virginia Fund
From operations —
Net investment income	$4,221,353	$4,112,928	$2,945,651
Net realized gain (loss) from investment transactions and financial futures contracts	(4,158,289)	243,205	1,544,056
Net change in unrealized appreciation (depreciation) from investments and financial futures contracts	8,885,910	5,310,524	1,052,887
Net increase in net assets from operations	$8,948,974	$9,666,657	$5,542,594
Distributions to shareholders —
From net investment income
Class A	$(3,194,894)	$(2,363,852)	$(2,163,303)
Class B	(37,491)	(20,379)	(12,555)
Class C	(416,562)	(693,758)	(174,040)
Class I	(534,711)	(1,015,659)	(576,698)
Total distributions to shareholders	$(4,183,658)	$(4,093,648)	$(2,926,596)
Transactions in shares of beneficial interest —
Proceeds from sale of shares
Class A	$10,760,854	$7,970,287	$3,424,270
Class B	507	12	21,699
Class C	2,470,771	4,751,449	1,106,121
Class I	9,335,660	22,783,156	2,994,965
Net asset value of shares issued to shareholders in payment of distributions declared
Class A	3,035,150	2,158,246	1,772,443
Class B	35,706	19,952	11,679
Class C	382,957	605,385	139,652
Class I	261,958	349,414	204,959
Cost of shares redeemed
Class A	(15,692,164)	(13,810,266)	(6,469,793)
Class B	(485,882)	(57,166)	(54,364)
Class C	(2,441,255)	(2,969,301)	(1,819,140)
Class I	(7,593,158)	(5,825,444)	(2,424,987)
Net asset value of shares exchanged
Class A	225,926	475,586	168,318
Class B	(225,926)	(475,586)	(168,318)
Net increase (decrease) in net assets from Fund share transactions	$71,104	$15,975,724	$(1,092,496)

Net increase in net assets	$4,836,420	$21,548,733	$1,523,502

Net Assets
At beginning of year	$117,237,635	$116,967,627	$80,257,382
At end of year	$122,074,055	$138,516,360	$81,780,884

Accumulated undistributed net investment income included in net assets
At end of year	$200,616	$113,421	$131,171

48	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

August 31, 2016

Statements of Changes in Net Assets — continued

	Year Ended August 31, 2015
Increase (Decrease) in Net Assets	Georgia Fund	Maryland Fund	Missouri Fund	North Carolina Fund
From operations —
Net investment income	$2,154,572	$2,272,763	$2,620,353	$3,940,257
Net realized gain (loss) from investment transactions and financial futures contracts	111,663	78,052	(112,486)	(42,504)
Net change in unrealized appreciation (depreciation) from investments and financial futures contracts	(662,709)	(1,060,558)	(917,392)	(778,331)
Net increase in net assets from operations	$1,603,526	$1,290,257	$1,590,475	$3,119,422
Distributions to shareholders —
From net investment income
Class A	$(1,470,967)	$(1,556,010)	$(2,285,304)	$(2,766,073)
Class B	(20,365)	(24,032)	(27,370)	(20,622)
Class C	(162,838)	(419,521)	(182,602)	(481,958)
Class I	(487,063)	(226,510)	(97,752)	(667,973)
Total distributions to shareholders	$(2,141,233)	$(2,226,073)	$(2,593,028)	$(3,936,626)
Transactions in shares of beneficial interest —
Proceeds from sale of shares
Class A	$3,697,595	$2,115,853	$4,542,935	$10,286,223
Class B	55	3,950	1,444	1,082
Class C	1,543,256	2,109,367	956,998	3,326,861
Class I	14,406,709	3,918,188	1,144,351	7,543,651
Net asset value of shares issued to shareholders in payment of distributions declared
Class A	1,234,346	1,177,324	2,105,803	2,459,618
Class B	18,286	19,168	25,817	18,684
Class C	138,875	292,606	146,522	405,399
Class I	174,537	63,293	79,121	284,604
Cost of shares redeemed
Class A	(6,208,081)	(8,769,600)	(9,631,594)	(13,213,657)
Class B	(132,966)	(142,518)	(68,492)	(160,770)
Class C	(1,181,706)	(3,390,182)	(808,543)	(4,061,198)
Class I	(3,476,013)	(1,233,083)	(457,737)	(2,590,079)
Net asset value of shares exchanged
Class A	176,403	342,216	312,451	152,598
Class B	(176,403)	(342,216)	(312,451)	(152,598)
Net increase (decrease) in net assets from Fund share transactions	$10,214,893	$(3,835,634)	$(1,963,375)	$4,300,418

Net increase (decrease) in net assets	$9,677,186	$(4,771,450)	$(2,965,928)	$3,483,214

Net Assets
At beginning of year	$57,724,700	$69,991,682	$74,960,270	$113,363,899
At end of year	$67,401,886	$65,220,232	$71,994,342	$116,847,113

Accumulated undistributed (distributions in excess of) net investment income included in net assets
At end of year	$(44,996)	$(26,129)	$91,424	$190,809

49	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

August 31, 2016

Statements of Changes in Net Assets — continued

	Year Ended August 31, 2015
Increase (Decrease) in Net Assets	Oregon Fund	South Carolina Fund	Virginia Fund
From operations —
Net investment income	$4,406,455	$4,308,837	$3,230,562
Net realized gain (loss) from investment transactions and financial futures contracts	56,874	217,431	(12,450)
Net change in unrealized appreciation (depreciation) from investments and financial futures contracts	(1,880,883)	(1,589,795)	(1,753,763)
Net increase in net assets from operations	$2,582,446	$2,936,473	$1,464,349
Distributions to shareholders —
From net investment income
Class A	$(3,404,373)	$(2,720,124)	$(2,325,363)
Class B	(61,292)	(35,926)	(24,813)
Class C	(418,567)	(730,882)	(211,113)
Class I	(481,883)	(783,252)	(603,139)
Total distributions to shareholders	$(4,366,115)	$(4,270,184)	$(3,164,428)
Transactions in shares of beneficial interest —
Proceeds from sale of shares
Class A	$6,997,054	$5,282,013	$2,936,512
Class B	566	172	—
Class C	2,886,116	3,278,874	560,121
Class I	9,899,037	8,334,509	2,788,972
Net asset value of shares issued to shareholders in payment of distributions declared
Class A	3,232,071	2,481,328	1,872,961
Class B	59,407	34,943	23,187
Class C	388,108	637,455	174,193
Class I	225,590	244,613	185,130
Cost of shares redeemed
Class A	(12,510,638)	(12,062,655)	(9,342,269)
Class B	(647,993)	(250,808)	(293,766)
Class C	(2,812,512)	(4,417,683)	(1,646,451)
Class I	(5,118,662)	(8,039,347)	(2,633,899)
Net asset value of shares exchanged
Class A	224,455	314,220	283,422
Class B	(224,455)	(314,220)	(283,422)
Net increase (decrease) in net assets from Fund share transactions	$2,598,144	$(4,476,586)	$(5,375,309)

Net increase (decrease) in net assets	$814,475	$(5,810,297)	$(7,075,388)

Net Assets
At beginning of year	$116,423,160	$122,777,924	$87,332,770
At end of year	$117,237,635	$116,967,627	$80,257,382

Accumulated undistributed net investment income included in net assets
At end of year	$200,615	$113,421	$131,173

50	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

August 31, 2016

Financial Highlights

	Georgia Fund — Class A
	Year Ended August 31,
	2016	2015	2014	2013	2012
Net asset value — Beginning of year	$8.540	$8.610	$8.030	$8.860	$8.440

Income (Loss) From Operations
Net investment income(1)	$0.267	$0.307	$0.335	$0.322	$0.352
Net realized and unrealized gain (loss)	0.318	(0.072)	0.578	(0.831)	0.419

Total income (loss) from operations	$0.585	$0.235	$0.913	$(0.509)	$0.771

Less Distributions
From net investment income	$(0.265)	$(0.305)	$(0.333)	$(0.318)	$(0.349)
Tax return of capital	—	—	—	(0.003)	(0.002)

Total distributions	$(0.265)	$(0.305)	$(0.333)	$(0.321)	$(0.351)

Net asset value — End of year	$8.860	$8.540	$8.610	$8.030	$8.860

Total Return(2)	6.94%	2.76%	11.54%	(5.98)%	9.31%

Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$41,560	$40,437	$41,884	$45,169	$50,236
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees(3)	0.70%	0.70%	0.71%	0.72%	0.74%
Interest and fee expense(4)	—	0.03%	0.04%	0.04%	0.05%
Total expenses(3)	0.70%	0.73%	0.75%	0.76%	0.79%
Net investment income	3.06%	3.57%	4.00%	3.69%	4.06%
Portfolio Turnover	7%	14%	7%	19%	12%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(4)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1H).

51	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

August 31, 2016

Financial Highlights — continued

	Georgia Fund — Class B
	Year Ended August 31,
	2016	2015	2014	2013	2012
Net asset value — Beginning of year	$9.120	$9.200	$8.580	$9.470	$9.020

Income (Loss) From Operations
Net investment income(1)	$0.217	$0.262	$0.291	$0.275	$0.309
Net realized and unrealized gain (loss)	0.347	(0.085)	0.617	(0.892)	0.446

Total income (loss) from operations	$0.564	$0.177	$0.908	$(0.617)	$0.755

Less Distributions
From net investment income	$(0.214)	$(0.257)	$(0.288)	$(0.270)	$(0.303)
Tax return of capital	—	—	—	(0.003)	(0.002)

Total distributions	$(0.214)	$(0.257)	$(0.288)	$(0.273)	$(0.305)

Net asset value — End of year	$9.470	$9.120	$9.200	$8.580	$9.470

Total Return(2)	6.24%	1.94%	10.71%	(6.71)%	8.51%

Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$388	$561	$857	$1,162	$2,157
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees(3)	1.46%	1.46%	1.46%	1.47%	1.49%
Interest and fee expense(4)	—	0.03%	0.04%	0.04%	0.05%
Total expenses(3)	1.46%	1.49%	1.50%	1.51%	1.54%
Net investment income	2.33%	2.84%	3.25%	2.94%	3.35%
Portfolio Turnover	7%	14%	7%	19%	12%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(4)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1H).

52	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

August 31, 2016

Financial Highlights — continued

	Georgia Fund — Class C
	Year Ended August 31,
	2016	2015	2014	2013	2012
Net asset value — Beginning of year	$9.130	$9.200	$8.580	$9.480	$9.030

Income (Loss) From Operations
Net investment income(1)	$0.215	$0.258	$0.291	$0.275	$0.306
Net realized and unrealized gain (loss)	0.349	(0.071)	0.618	(0.902)	0.450

Total income (loss) from operations	$0.564	$0.187	$0.909	$(0.627)	$0.756

Less Distributions
From net investment income	$(0.214)	$(0.257)	$(0.289)	$(0.270)	$(0.304)
Tax return of capital	—	—	—	(0.003)	(0.002)

Total distributions	$(0.214)	$(0.257)	$(0.289)	$(0.273)	$(0.306)

Net asset value — End of year	$9.480	$9.130	$9.200	$8.580	$9.480

Total Return(2)	6.24%	2.05%	10.71%	(6.81)%	8.50%

Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$7,058	$5,991	$5,543	$5,683	$7,277
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees(3)	1.45%	1.45%	1.46%	1.47%	1.49%
Interest and fee expense(4)	—	0.03%	0.04%	0.04%	0.05%
Total expenses(3)	1.45%	1.48%	1.50%	1.51%	1.54%
Net investment income	2.30%	2.80%	3.24%	2.93%	3.31%
Portfolio Turnover	7%	14%	7%	19%	12%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(4)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1H).

53	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

August 31, 2016

Financial Highlights — continued

	Georgia Fund — Class I
	Year Ended August 31,
	2016	2015	2014	2013	2012
Net asset value — Beginning of year	$8.560	$8.630	$8.050	$8.890	$8.470

Income (Loss) From Operations
Net investment income(1)	$0.285	$0.318	$0.352	$0.341	$0.367
Net realized and unrealized gain (loss)	0.329	(0.065)	0.578	(0.842)	0.422

Total income (loss) from operations	$0.614	$0.253	$0.930	$(0.501)	$0.789

Less Distributions
From net investment income	$(0.284)	$(0.323)	$(0.350)	$(0.336)	$(0.366)
Tax return of capital	—	—	—	(0.003)	(0.003)

Total distributions	$(0.284)	$(0.323)	$(0.350)	$(0.339)	$(0.369)

Net asset value — End of year	$8.890	$8.560	$8.630	$8.050	$8.890

Total Return(2)	7.27%	2.97%	11.74%	(5.87)%	9.50%

Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$26,746	$20,413	$9,440	$8,352	$12,462
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees(3)	0.50%	0.50%	0.51%	0.52%	0.54%
Interest and fee expense(4)	—	0.03%	0.04%	0.04%	0.05%
Total expenses(3)	0.50%	0.53%	0.55%	0.56%	0.59%
Net investment income	3.25%	3.69%	4.19%	3.88%	4.22%
Portfolio Turnover	7%	14%	7%	19%	12%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(3)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(4)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1H).

54	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

August 31, 2016

Financial Highlights — continued

	Maryland Fund — Class A
	Year Ended August 31,
	2016	2015	2014		2013	2012
Net asset value — Beginning of year	$8.990	$9.110	$8.620		$9.420	$8.840

Income (Loss) From Operations
Net investment income(1)	$0.294	$0.318	$0.338		$0.339	$0.365
Net realized and unrealized gain (loss)	0.167	(0.127)	0.484		(0.804)	0.576

Total income (loss) from operations	$0.461	$0.191	$0.822		$(0.465)	$0.941

Less Distributions
From net investment income	$(0.321)	$(0.311)	$(0.332)		$(0.335)	$(0.361)

Total distributions	$(0.321)	$(0.311)	$(0.332)		$(0.335)	$(0.361)

Net asset value — End of year	$9.130	$8.990	$9.110		$8.620	$9.420

Total Return(2)	5.20%	2.12%	9.67%		(5.14)%	10.81%

Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$42,479	$42,706	$48,449		$50,085	$62,306
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees(3)	0.74%	0.73%	0.74%		0.75%	0.75%
Interest and fee expense(4)	0.02%	0.02%	0.03%		0.03%	0.04%
Total expenses(3)	0.76%	0.75%	0.77%		0.78%	0.79%
Net investment income	3.24%	3.50%	3.79%		3.63%	3.96%
Portfolio Turnover	11%	13%	0	%(5)	10%	12%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(4)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1H).

(5)	Amount is less than 0.5%.

55	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

August 31, 2016

Financial Highlights — continued

	Maryland Fund — Class B
	Year Ended August 31,
	2016	2015	2014		2013	2012
Net asset value — Beginning of year	$9.800	$9.940	$9.400		$10.270	$9.640

Income (Loss) From Operations
Net investment income(1)	$0.248	$0.273	$0.297		$0.293	$0.325
Net realized and unrealized gain (loss)	0.180	(0.148)	0.532		(0.874)	0.624

Total income (loss) from operations	$0.428	$0.125	$0.829		$(0.581)	$0.949

Less Distributions
From net investment income	$(0.278)	$(0.265)	$(0.289)		$(0.289)	$(0.319)

Total distributions	$(0.278)	$(0.265)	$(0.289)		$(0.289)	$(0.319)

Net asset value — End of year	$9.950	$9.800	$9.940		$9.400	$10.270

Total Return(2)	4.41%	1.26%	8.92%		(5.83)%	9.96%

Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$456	$677	$1,150		$1,738	$2,286
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees(3)	1.49%	1.48%	1.49%		1.50%	1.50%
Interest and fee expense(4)	0.02%	0.02%	0.03%		0.03%	0.04%
Total expenses(3)	1.51%	1.50%	1.52%		1.53%	1.54%
Net investment income	2.51%	2.76%	3.05%		2.88%	3.25%
Portfolio Turnover	11%	13%	0	%(5)	10%	12%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(4)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1H).

(5)	Amount is less than 0.5%.

56	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

August 31, 2016

Financial Highlights — continued

	Maryland Fund — Class C
	Year Ended August 31,
	2016	2015	2014		2013	2012
Net asset value — Beginning of year	$9.810	$9.940	$9.400		$10.280	$9.640

Income (Loss) From Operations
Net investment income(1)	$0.247	$0.272	$0.296		$0.291	$0.321
Net realized and unrealized gain (loss)	0.179	(0.137)	0.533		(0.882)	0.638

Total income (loss) from operations	$0.426	$0.135	$0.829		$(0.591)	$0.959

Less Distributions
From net investment income	$(0.276)	$(0.265)	$(0.289)		$(0.289)	$(0.319)

Total distributions	$(0.276)	$(0.265)	$(0.289)		$(0.289)	$(0.319)

Net asset value — End of year	$9.960	$9.810	$9.940		$9.400	$10.280

Total Return(2)	4.39%	1.37%	8.92%		(5.92)%	10.07%

Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$16,356	$14,671	$15,875		$16,493	$16,094
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees(3)	1.49%	1.48%	1.49%		1.50%	1.50%
Interest and fee expense(4)	0.02%	0.02%	0.03%		0.03%	0.04%
Total expenses(3)	1.51%	1.50%	1.52%		1.53%	1.54%
Net investment income	2.49%	2.75%	3.04%		2.86%	3.19%
Portfolio Turnover	11%	13%	0	%(5)	10%	12%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(4)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1H).

(5)	Amount is less than 0.5%.

57	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

August 31, 2016

Financial Highlights — continued

	Maryland Fund — Class I
	Year Ended August 31,
	2016	2015	2014		2013	2012
Net asset value — Beginning of year	$9.010	$9.130	$8.640		$9.440	$8.860

Income (Loss) From Operations
Net investment income(1)	$0.310	$0.335	$0.357		$0.356	$0.382
Net realized and unrealized gain (loss)	0.170	(0.125)	0.484		(0.802)	0.579

Total income (loss) from operations	$0.480	$0.210	$0.841		$(0.446)	$0.961

Less Distributions
From net investment income	$(0.340)	$(0.330)	$(0.351)		$(0.354)	$(0.381)

Total distributions	$(0.340)	$(0.330)	$(0.351)		$(0.354)	$(0.381)

Net asset value — End of year	$9.150	$9.010	$9.130		$8.640	$9.440

Total Return(2)	5.41%	2.32%	9.88%		(4.93)%	11.02%

Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$7,572	$7,167	$4,518		$4,595	$3,805
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees(3)	0.54%	0.53%	0.54%		0.55%	0.55%
Interest and fee expense(4)	0.02%	0.02%	0.03%		0.03%	0.04%
Total expenses(3)	0.56%	0.55%	0.57%		0.58%	0.59%
Net investment income	3.41%	3.68%	3.99%		3.82%	4.14%
Portfolio Turnover	11%	13%	0	%(5)	10%	12%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(3)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(4)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1H).

(5)	Amount is less than 0.5%.

58	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

August 31, 2016

Financial Highlights — continued

	Missouri Fund — Class A
	Year Ended August 31,
	2016	2015	2014	2013	2012
Net asset value — Beginning of year	$9.480	$9.610	$8.870	$9.830	$9.180

Income (Loss) From Operations
Net investment income(1)	$0.346	$0.347	$0.352	$0.348	$0.365
Net realized and unrealized gain (loss)	0.336	(0.134)	0.746	(0.963)	0.647

Total income (loss) from operations	$0.682	$0.213	$1.098	$(0.615)	$1.012

Less Distributions
From net investment income	$(0.342)	$(0.343)	$(0.358)	$(0.345)	$(0.362)

Total distributions	$(0.342)	$(0.343)	$(0.358)	$(0.345)	$(0.362)

Net asset value — End of year	$9.820	$9.480	$9.610	$8.870	$9.830

Total Return(2)	7.32%	2.24%	12.58%	(6.49)%	11.20%

Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$61,038	$61,873	$65,399	$61,391	$80,768
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees(3)	0.70%	0.70%	0.71%	0.72%	0.73%
Interest and fee expense(4)	0.01%	0.01%	0.01%	0.02%	0.02%
Total expenses(3)	0.71%	0.71%	0.72%	0.74%	0.75%
Net investment income	3.59%	3.62%	3.79%	3.59%	3.82%
Portfolio Turnover	10%	7%	15%	10%	12%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(4)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1H).

59	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

August 31, 2016

Financial Highlights — continued

	Missouri Fund — Class B
	Year Ended August 31,
	2016	2015	2014	2013	2012
Net asset value — Beginning of year	$10.470	$10.620	$9.810	$10.870	$10.140

Income (Loss) From Operations
Net investment income(1)	$0.304	$0.304	$0.312	$0.304	$0.327
Net realized and unrealized gain (loss)	0.384	(0.154)	0.817	(1.063)	0.724

Total income (loss) from operations	$0.688	$0.150	$1.129	$(0.759)	$1.051

Less Distributions
From net investment income	$(0.298)	$(0.300)	$(0.319)	$(0.301)	$(0.321)

Total distributions	$(0.298)	$(0.300)	$(0.319)	$(0.301)	$(0.321)

Net asset value — End of year	$10.860	$10.470	$10.620	$9.810	$10.870

Total Return(2)	6.66%	1.41%	11.67%	(7.17)%	10.50%

Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$356	$794	$1,159	$1,245	$1,936
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees(3)	1.45%	1.46%	1.46%	1.47%	1.48%
Interest and fee expense(4)	0.01%	0.01%	0.01%	0.02%	0.02%
Total expenses(3)	1.46%	1.47%	1.47%	1.49%	1.50%
Net investment income	2.85%	2.87%	3.04%	2.84%	3.11%
Portfolio Turnover	10%	7%	15%	10%	12%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(4)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1H).

60	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

August 31, 2016

Financial Highlights — continued

	Missouri Fund — Class C
	Year Ended August 31,
	2016	2015	2014	2013	2012
Net asset value — Beginning of year	$10.460	$10.610	$9.800	$10.860	$10.140

Income (Loss) From Operations
Net investment income(1)	$0.299	$0.304	$0.312	$0.303	$0.321
Net realized and unrealized gain (loss)	0.389	(0.154)	0.817	(1.062)	0.719

Total income (loss) from operations	$0.688	$0.150	$1.129	$(0.759)	$1.040

Less Distributions
From net investment income	$(0.298)	$(0.300)	$(0.319)	$(0.301)	$(0.320)

Total distributions	$(0.298)	$(0.300)	$(0.319)	$(0.301)	$(0.320)

Net asset value — End of year	$10.850	$10.460	$10.610	$9.800	$10.860

Total Return(2)	6.66%	1.41%	11.67%	(7.18)%	10.40%

Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$9,420	$6,370	$6,170	$6,061	$6,380
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees(3)	1.45%	1.45%	1.46%	1.47%	1.48%
Interest and fee expense(4)	0.01%	0.01%	0.01%	0.02%	0.02%
Total expenses(3)	1.46%	1.46%	1.47%	1.49%	1.50%
Net investment income	2.81%	2.87%	3.05%	2.84%	3.04%
Portfolio Turnover	10%	7%	15%	10%	12%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(4)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1H).

61	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

August 31, 2016

Financial Highlights — continued

	Missouri Fund — Class I
	Year Ended August 31,
	2016	2015	2014	2013	2012
Net asset value — Beginning of year	$9.490	$9.620	$8.890	$9.850	$9.190

Income (Loss) From Operations
Net investment income(1)	$0.364	$0.367	$0.375	$0.367	$0.376
Net realized and unrealized gain (loss)	0.348	(0.134)	0.733	(0.962)	0.665

Total income (loss) from operations	$0.712	$0.233	$1.108	$(0.595)	$1.041

Less Distributions
From net investment income	$(0.362)	$(0.363)	$(0.378)	$(0.365)	$(0.381)

Total distributions	$(0.362)	$(0.363)	$(0.378)	$(0.365)	$(0.381)

Net asset value — End of year	$9.840	$9.490	$9.620	$8.890	$9.850

Total Return(2)	7.64%	2.44%	12.68%	(6.28)%	11.52%

Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$4,732	$2,957	$2,232	$3,753	$2,310
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees(3)	0.50%	0.50%	0.51%	0.52%	0.53%
Interest and fee expense(4)	0.01%	0.01%	0.01%	0.02%	0.02%
Total expenses(3)	0.51%	0.51%	0.52%	0.54%	0.55%
Net investment income	3.76%	3.82%	4.05%	3.80%	3.91%
Portfolio Turnover	10%	7%	15%	10%	12%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(3)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(4)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1H).

62	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

August 31, 2016

Financial Highlights — continued

	North Carolina Fund — Class A
	Year Ended August 31,
	2016	2015	2014	2013	2012
Net asset value — Beginning of year	$9.120	$9.180	$8.340	$9.480	$8.820

Income (Loss) From Operations
Net investment income(1)	$0.305	$0.323	$0.363	$0.374	$0.407
Net realized and unrealized gain (loss)	0.289	(0.061)	0.843	(1.143)	0.656

Total income (loss) from operations	$0.594	$0.262	$1.206	$(0.769)	$1.063

Less Distributions
From net investment income	$(0.304)	$(0.322)	$(0.366)	$(0.371)	$(0.403)

Total distributions	$(0.304)	$(0.322)	$(0.366)	$(0.371)	$(0.403)

Net asset value — End of year	$9.410	$9.120	$9.180	$8.340	$9.480

Total Return(2)	6.61%	2.88%	14.70%	(8.46)%	12.27%

Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$83,512	$78,397	$79,250	$78,864	$87,573
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees(3)	0.70%	0.71%	0.73%	0.74%	0.75%
Interest and fee expense(4)	0.07%	0.02%	0.05%	0.06%	0.07%
Total expenses(3)	0.77%	0.73%	0.78%	0.80%	0.82%
Net investment income	3.28%	3.50%	4.12%	4.00%	4.41%
Portfolio Turnover	8%	2%	8%	14%	8%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(4)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1H).

63	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

August 31, 2016

Financial Highlights — continued

	North Carolina Fund — Class B
	Year Ended August 31,
	2016	2015	2014	2013	2012
Net asset value — Beginning of year	$9.810	$9.870	$8.970	$10.190	$9.490

Income (Loss) From Operations
Net investment income(1)	$0.255	$0.274	$0.322	$0.328	$0.366
Net realized and unrealized gain (loss)	0.308	(0.062)	0.900	(1.225)	0.693

Total income (loss) from operations	$0.563	$0.212	$1.222	$(0.897)	$1.059

Less Distributions
From net investment income	$(0.253)	$(0.272)	$(0.322)	$(0.323)	$(0.359)

Total distributions	$(0.253)	$(0.272)	$(0.322)	$(0.323)	$(0.359)

Net asset value — End of year	$10.120	$9.810	$9.870	$8.970	$10.190

Total Return(2)	5.81%	2.16%	13.82%	(9.09)%	11.33%

Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$370	$575	$871	$1,103	$2,091
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees(3)	1.45%	1.46%	1.48%	1.49%	1.50%
Interest and fee expense(4)	0.07%	0.02%	0.05%	0.06%	0.07%
Total expenses(3)	1.52%	1.48%	1.53%	1.55%	1.57%
Net investment income	2.56%	2.77%	3.40%	3.24%	3.70%
Portfolio Turnover	8%	2%	8%	14%	8%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(4)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1H).

64	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

August 31, 2016

Financial Highlights — continued

	North Carolina Fund — Class C
	Year Ended August 31,
	2016	2015	2014	2013	2012
Net asset value — Beginning of year	$9.810	$9.870	$8.970	$10.190	$9.490

Income (Loss) From Operations
Net investment income(1)	$0.252	$0.273	$0.322	$0.327	$0.360
Net realized and unrealized gain (loss)	0.310	(0.061)	0.901	(1.224)	0.699

Total income (loss) from operations	$0.562	$0.212	$1.223	$(0.897)	$1.059

Less Distributions
From net investment income	$(0.252)	$(0.272)	$(0.323)	$(0.323)	$(0.359)

Total distributions	$(0.252)	$(0.272)	$(0.323)	$(0.323)	$(0.359)

Net asset value — End of year	$10.120	$9.810	$9.870	$8.970	$10.190

Total Return(2)	5.80%	2.16%	13.82%	(9.09)%	11.32%

Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$20,927	$17,180	$17,630	$20,150	$21,402
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees(3)	1.45%	1.46%	1.48%	1.49%	1.49%
Interest and fee expense(4)	0.07%	0.02%	0.05%	0.06%	0.07%
Total expenses(3)	1.52%	1.48%	1.53%	1.55%	1.56%
Net investment income	2.52%	2.75%	3.39%	3.25%	3.63%
Portfolio Turnover	8%	2%	8%	14%	8%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(4)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1H).

65	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

August 31, 2016

Financial Highlights — continued

	North Carolina Fund — Class I
	Year Ended August 31,
	2016	2015	2014	2013	2012
Net asset value — Beginning of year	$9.140	$9.200	$8.360	$9.500	$8.840

Income (Loss) From Operations
Net investment income(1)	$0.321	$0.341	$0.382	$0.394	$0.426
Net realized and unrealized gain (loss)	0.292	(0.059)	0.843	(1.144)	0.656

Total income (loss) from operations	$0.613	$0.282	$1.225	$(0.750)	$1.082

Less Distributions
From net investment income	$(0.323)	$(0.342)	$(0.385)	$(0.390)	$(0.422)

Total distributions	$(0.323)	$(0.342)	$(0.385)	$(0.390)	$(0.422)

Net asset value — End of year	$9.430	$9.140	$9.200	$8.360	$9.500

Total Return(2)	6.82%	3.09%	14.91%	(8.25)%	12.35%

Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$32,976	$20,694	$15,613	$15,958	$18,174
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees(3)	0.50%	0.51%	0.53%	0.54%	0.55%
Interest and fee expense(4)	0.07%	0.02%	0.05%	0.06%	0.07%
Total expenses(3)	0.57%	0.53%	0.58%	0.60%	0.62%
Net investment income	3.45%	3.70%	4.32%	4.20%	4.61%
Portfolio Turnover	8%	2%	8%	14%	8%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(3)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(4)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1H).

66	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

August 31, 2016

Financial Highlights — continued

	Oregon Fund — Class A
	Year Ended August 31,
	2016	2015	2014	2013	2012
Net asset value — Beginning of year	$8.630	$8.760	$8.070	$9.570	$8.630

Income (Loss) From Operations
Net investment income(1)	$0.320	$0.331	$0.383	$0.380	$0.414
Net realized and unrealized gain (loss)	0.357	(0.133)	0.684	(1.504)	0.939

Total income (loss) from operations	$0.677	$0.198	$1.067	$(1.124)	$1.353

Less Distributions
From net investment income	$(0.317)	$(0.328)	$(0.377)	$(0.376)	$(0.413)

Total distributions	$(0.317)	$(0.328)	$(0.377)	$(0.376)	$(0.413)

Net asset value — End of year	$8.990	$8.630	$8.760	$8.070	$9.570

Total Return(2)	7.98%	2.28%	13.48%	(12.19)%	15.95%

Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$89,845	$87,948	$91,306	$89,102	$115,323
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees(3)	0.70%	0.70%	0.73%	0.73%	0.74%
Interest and fee expense(4)	0.05%	0.04%	0.08%	0.08%	0.10%
Total expenses(3)	0.75%	0.74%	0.81%	0.81%	0.84%
Net investment income	3.63%	3.79%	4.54%	4.05%	4.50%
Portfolio Turnover	8%	4%	16%	40%	17%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(4)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1H).

67	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

August 31, 2016

Financial Highlights — continued

	Oregon Fund — Class B
	Year Ended August 31,
	2016	2015	2014	2013	2012
Net asset value — Beginning of year	$9.440	$9.580	$8.830	$10.460	$9.440

Income (Loss) From Operations
Net investment income(1)	$0.279	$0.291	$0.353	$0.338	$0.380
Net realized and unrealized gain (loss)	0.386	(0.144)	0.741	(1.634)	1.016

Total income (loss) from operations	$0.665	$0.147	$1.094	$(1.296)	$1.396

Less Distributions
From net investment income	$(0.275)	$(0.287)	$(0.344)	$(0.334)	$(0.376)

Total distributions	$(0.275)	$(0.287)	$(0.344)	$(0.334)	$(0.376)

Net asset value — End of year	$9.830	$9.440	$9.580	$8.830	$10.460

Total Return(2)	7.14%	1.54%	12.59%	(12.75)%	15.00%

Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$985	$1,607	$2,445	$3,186	$5,927
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees(3)	1.45%	1.46%	1.48%	1.48%	1.49%
Interest and fee expense(4)	0.05%	0.04%	0.08%	0.08%	0.10%
Total expenses(3)	1.50%	1.50%	1.56%	1.56%	1.59%
Net investment income	2.90%	3.04%	3.84%	3.29%	3.78%
Portfolio Turnover	8%	4%	16%	40%	17%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(4)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1H).

68	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

August 31, 2016

Financial Highlights — continued

	Oregon Fund — Class C
	Year Ended August 31,
	2016	2015	2014	2013	2012
Net asset value — Beginning of year	$9.450	$9.590	$8.840	$10.470	$9.450

Income (Loss) From Operations
Net investment income(1)	$0.278	$0.291	$0.354	$0.339	$0.376
Net realized and unrealized gain (loss)	0.387	(0.143)	0.740	(1.634)	1.020

Total income (loss) from operations	$0.665	$0.148	$1.094	$(1.295)	$1.396

Less Distributions
From net investment income	$(0.275)	$(0.288)	$(0.344)	$(0.335)	$(0.376)

Total distributions	$(0.275)	$(0.288)	$(0.344)	$(0.335)	$(0.376)

Net asset value — End of year	$9.840	$9.450	$9.590	$8.840	$10.470

Total Return(2)	7.13%	1.54%	12.58%	(12.74)%	14.99%

Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$14,817	$13,815	$13,558	$17,275	$23,894
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees(3)	1.45%	1.45%	1.48%	1.48%	1.48%
Interest and fee expense(4)	0.05%	0.04%	0.08%	0.08%	0.10%
Total expenses(3)	1.50%	1.49%	1.56%	1.56%	1.58%
Net investment income	2.88%	3.04%	3.84%	3.30%	3.72%
Portfolio Turnover	8%	4%	16%	40%	17%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(4)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1H).

69	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

August 31, 2016

Financial Highlights — continued

	Oregon Fund — Class I
	Year Ended August 31,
	2016	2015	2014	2013	2012
Net asset value — Beginning of year	$8.620	$8.750	$8.070	$9.560	$8.620

Income (Loss) From Operations
Net investment income(1)	$0.336	$0.347	$0.401	$0.397	$0.419
Net realized and unrealized gain (loss)	0.358	(0.131)	0.673	(1.493)	0.951

Total income (loss) from operations	$0.694	$0.216	$1.074	$(1.096)	$1.370

Less Distributions
From net investment income	$(0.334)	$(0.346)	$(0.394)	$(0.394)	$(0.430)

Total distributions	$(0.334)	$(0.346)	$(0.394)	$(0.394)	$(0.430)

Net asset value — End of year	$8.980	$8.620	$8.750	$8.070	$9.560

Total Return(2)	8.20%	2.48%	13.58%	(11.92)%	16.19%

Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$16,426	$13,867	$9,114	$13,092	$26,776
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees(3)	0.50%	0.50%	0.53%	0.53%	0.53%
Interest and fee expense(4)	0.05%	0.04%	0.08%	0.08%	0.10%
Total expenses(3)	0.55%	0.54%	0.61%	0.61%	0.63%
Net investment income	3.81%	3.97%	4.76%	4.21%	4.48%
Portfolio Turnover	8%	4%	16%	40%	17%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(3)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(4)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1H).

70	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

August 31, 2016

Financial Highlights — continued

	South Carolina Fund — Class A
	Year Ended August 31,
	2016	2015	2014	2013	2012
Net asset value — Beginning of year	$9.190	$9.290	$8.500	$9.690	$8.930

Income (Loss) From Operations
Net investment income(1)	$0.319	$0.337	$0.382	$0.382	$0.401
Net realized and unrealized gain (loss)	0.418	(0.103)	0.785	(1.193)	0.758

Total income (loss) from operations	$0.737	$0.234	$1.167	$(0.811)	$1.159

Less Distributions
From net investment income	$(0.317)	$(0.334)	$(0.377)	$(0.379)	$(0.399)

Total distributions	$(0.317)	$(0.334)	$(0.377)	$(0.379)	$(0.399)

Net asset value — End of year	$9.610	$9.190	$9.290	$8.500	$9.690

Total Return(2)	8.14%	2.52%	13.96%	(8.73)%	13.21%

Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$72,052	$72,162	$76,958	$76,573	$93,466
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees(3)	0.69%	0.70%	0.72%	0.72%	0.74%
Interest and fee expense(4)	0.04%	0.01%	0.06%	0.07%	0.07%
Total expenses(3)	0.73%	0.71%	0.78%	0.79%	0.81%
Net investment income	3.38%	3.61%	4.26%	3.98%	4.28%
Portfolio Turnover	6%	5%	10%	44%	30%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(4)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1H).

71	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

August 31, 2016

Financial Highlights — continued

	South Carolina Fund — Class B
	Year Ended August 31,
	2016	2015	2014	2013	2012
Net asset value — Beginning of year	$9.750	$9.850	$9.020	$10.270	$9.470

Income (Loss) From Operations
Net investment income(1)	$0.267	$0.283	$0.340	$0.329	$0.354
Net realized and unrealized gain (loss)	0.434	(0.103)	0.818	(1.253)	0.795

Total income (loss) from operations	$0.701	$0.180	$1.158	$(0.924)	$1.149

Less Distributions
From net investment income	$(0.261)	$(0.280)	$(0.328)	$(0.326)	$(0.349)

Total distributions	$(0.261)	$(0.280)	$(0.328)	$(0.326)	$(0.349)

Net asset value — End of year	$10.190	$9.750	$9.850	$9.020	$10.270

Total Return(2)	7.27%	1.82%	13.02%	(9.30)%	12.30%

Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$460	$937	$1,477	$2,797	$3,909
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees(3)	1.44%	1.46%	1.48%	1.47%	1.49%
Interest and fee expense(4)	0.04%	0.01%	0.06%	0.07%	0.07%
Total expenses(3)	1.48%	1.47%	1.54%	1.54%	1.56%
Net investment income	2.68%	2.86%	3.60%	3.23%	3.56%
Portfolio Turnover	6%	5%	10%	44%	30%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(4)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1H).

72	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

August 31, 2016

Financial Highlights — continued

	South Carolina Fund — Class C
	Year Ended August 31,
	2016	2015	2014	2013	2012
Net asset value — Beginning of year	$9.750	$9.860	$9.020	$10.280	$9.470

Income (Loss) From Operations
Net investment income(1)	$0.262	$0.283	$0.333	$0.329	$0.350
Net realized and unrealized gain (loss)	0.439	(0.113)	0.835	(1.263)	0.809

Total income (loss) from operations	$0.701	$0.170	$1.168	$(0.934)	$1.159

Less Distributions
From net investment income	$(0.261)	$(0.280)	$(0.328)	$(0.326)	$(0.349)

Total distributions	$(0.261)	$(0.280)	$(0.328)	$(0.326)	$(0.349)

Net asset value — End of year	$10.190	$9.750	$9.860	$9.020	$10.280

Total Return(2)	7.27%	1.72%	13.13%	(9.39)%	12.41%

Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$28,739	$25,178	$25,939	$25,971	$29,876
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees(3)	1.44%	1.45%	1.47%	1.47%	1.48%
Interest and fee expense(4)	0.04%	0.01%	0.06%	0.07%	0.07%
Total expenses(3)	1.48%	1.46%	1.53%	1.54%	1.55%
Net investment income	2.62%	2.86%	3.51%	3.23%	3.51%
Portfolio Turnover	6%	5%	10%	44%	30%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(4)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1H).

73	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

August 31, 2016

Financial Highlights — continued

	South Carolina Fund — Class I
	Year Ended August 31,
	2016	2015	2014	2013	2012
Net asset value — Beginning of year	$9.200	$9.300	$8.510	$9.700	$8.930

Income (Loss) From Operations
Net investment income(1)	$0.332	$0.355	$0.402	$0.402	$0.422
Net realized and unrealized gain (loss)	0.424	(0.102)	0.783	(1.193)	0.766

Total income (loss) from operations	$0.756	$0.253	$1.185	$(0.791)	$1.188

Less Distributions
From net investment income	$(0.336)	$(0.353)	$(0.395)	$(0.399)	$(0.418)

Total distributions	$(0.336)	$(0.353)	$(0.395)	$(0.399)	$(0.418)

Net asset value — End of year	$9.620	$9.200	$9.300	$8.510	$9.700

Total Return(2)	8.35%	2.73%	14.17%	(8.53)%	13.55%

Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$37,265	$18,690	$18,404	$22,726	$26,081
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees(3)	0.49%	0.50%	0.52%	0.52%	0.54%
Interest and fee expense(4)	0.04%	0.01%	0.06%	0.07%	0.07%
Total expenses(3)	0.53%	0.51%	0.58%	0.59%	0.61%
Net investment income	3.51%	3.81%	4.49%	4.19%	4.49%
Portfolio Turnover	6%	5%	10%	44%	30%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(3)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(4)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1H).

74	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

August 31, 2016

Financial Highlights — continued

	Virginia Fund — Class A
	Year Ended August 31,
	2016	2015	2014	2013	2012
Net asset value — Beginning of year	$7.970	$8.140	$7.790	$8.460	$8.060

Income (Loss) From Operations
Net investment income(1)	$0.301	$0.313	$0.320	$0.334	$0.354
Net realized and unrealized gain (loss)	0.268	(0.177)	0.350	(0.675)	0.397

Total income (loss) from operations	$0.569	$0.136	$0.670	$(0.341)	$0.751

Less Distributions
From net investment income	$(0.299)	$(0.306)	$(0.320)	$(0.329)	$(0.351)

Total distributions	$(0.299)	$(0.306)	$(0.320)	$(0.329)	$(0.351)

Net asset value — End of year	$8.240	$7.970	$8.140	$7.790	$8.460

Total Return(2)	7.26%	1.68%	8.73%	(4.25)%	9.48%

Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$59,460	$58,637	$64,124	$65,762	$80,350
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees(3)	0.71%	0.73%	0.72%	0.73%	0.76%
Interest and fee expense(4)	0.05%	0.03%	0.03%	0.04%	0.04%
Total expenses(3)	0.76%	0.76%	0.75%	0.77%	0.80%
Net investment income	3.71%	3.87%	3.98%	3.97%	4.27%
Portfolio Turnover	13%	6%	5%	9%	9%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(4)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1H).

75	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

August 31, 2016

Financial Highlights — continued

	Virginia Fund — Class B
	Year Ended August 31,
	2016	2015	2014	2013	2012
Net asset value — Beginning of year	$8.830	$9.010	$8.620	$9.360	$8.920

Income (Loss) From Operations
Net investment income(1)	$0.268	$0.280	$0.290	$0.300	$0.324
Net realized and unrealized gain (loss)	0.286	(0.190)	0.388	(0.746)	0.435

Total income (loss) from operations	$0.554	$0.090	$0.678	$(0.446)	$0.759

Less Distributions
From net investment income	$(0.264)	$(0.270)	$(0.288)	$(0.294)	$(0.319)

Total distributions	$(0.264)	$(0.270)	$(0.288)	$(0.294)	$(0.319)

Net asset value — End of year	$9.120	$8.830	$9.010	$8.620	$9.360

Total Return(2)	6.36%	1.01%	7.96%	(4.95)%	8.63%

Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$349	$524	$1,093	$1,626	$2,817
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees(3)	1.46%	1.48%	1.48%	1.48%	1.51%
Interest and fee expense(4)	0.05%	0.03%	0.03%	0.04%	0.04%
Total expenses(3)	1.51%	1.51%	1.51%	1.52%	1.55%
Net investment income	2.99%	3.13%	3.26%	3.22%	3.53%
Portfolio Turnover	13%	6%	5%	9%	9%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(4)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1H).

76	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

August 31, 2016

Financial Highlights — continued

	Virginia Fund — Class C
	Year Ended August 31,
	2016	2015	2014	2013	2012
Net asset value — Beginning of year	$8.830	$9.010	$8.620	$9.370	$8.930

Income (Loss) From Operations
Net investment income(1)	$0.267	$0.280	$0.288	$0.299	$0.324
Net realized and unrealized gain (loss)	0.297	(0.189)	0.390	(0.755)	0.435

Total income (loss) from operations	$0.564	$0.091	$0.678	$(0.456)	$0.759

Less Distributions
From net investment income	$(0.264)	$(0.271)	$(0.288)	$(0.294)	$(0.319)

Total distributions	$(0.264)	$(0.271)	$(0.288)	$(0.294)	$(0.319)

Net asset value — End of year	$9.130	$8.830	$9.010	$8.620	$9.370

Total Return(2)	6.47%	1.01%	7.96%	(5.05)%	8.63%

Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$6,044	$6,424	$7,475	$8,059	$9,179
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees(3)	1.46%	1.48%	1.47%	1.48%	1.51%
Interest and fee expense(4)	0.05%	0.03%	0.03%	0.04%	0.04%
Total expenses(3)	1.51%	1.51%	1.50%	1.52%	1.55%
Net investment income	2.97%	3.12%	3.24%	3.21%	3.52%
Portfolio Turnover	13%	6%	5%	9%	9%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(4)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1H).

77	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

August 31, 2016

Financial Highlights — continued

	Virginia Fund — Class I
	Year Ended August 31,
	2016	2015	2014	2013	2012
Net asset value — Beginning of year	$7.990	$8.160	$7.810	$8.480	$8.080

Income (Loss) From Operations
Net investment income(1)	$0.318	$0.330	$0.337	$0.351	$0.371
Net realized and unrealized gain (loss)	0.268	(0.177)	0.350	(0.675)	0.397

Total income (loss) from operations	$0.586	$0.153	$0.687	$(0.324)	$0.768

Less Distributions
From net investment income	$(0.316)	$(0.323)	$(0.337)	$(0.346)	$(0.368)

Total distributions	$(0.316)	$(0.323)	$(0.337)	$(0.346)	$(0.368)

Net asset value — End of year	$8.260	$7.990	$8.160	$7.810	$8.480

Total Return(2)	7.47%	1.89%	8.93%	(4.03)%	9.68%

Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$15,928	$14,672	$14,640	$16,539	$19,635
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees(3)	0.51%	0.53%	0.52%	0.53%	0.55%
Interest and fee expense(4)	0.05%	0.03%	0.03%	0.04%	0.04%
Total expenses(3)	0.56%	0.56%	0.55%	0.57%	0.59%
Net investment income	3.90%	4.07%	4.18%	4.17%	4.46%
Portfolio Turnover	13%	6%	5%	9%	9%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(3)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(4)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1H).

78	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

August 31, 2016

Notes to Financial Statements

1  Significant Accounting Policies

Eaton Vance Municipals Trust (the Trust) is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Trust presently consists of eighteen funds, seven of which, each non-diversified, are included in these financial statements. They include Eaton Vance Georgia Municipal Income Fund (Georgia Fund), Eaton Vance Maryland Municipal Income Fund (Maryland Fund), Eaton Vance Missouri Municipal Income Fund (Missouri Fund), Eaton Vance North Carolina Municipal Income Fund (North Carolina Fund), Eaton Vance Oregon Municipal Income Fund (Oregon Fund), Eaton Vance South Carolina Municipal Income Fund (South Carolina Fund) and Eaton Vance Virginia Municipal Income Fund (Virginia Fund), (each individually referred to as the Fund, and collectively, the Funds). The Funds’ investment objective is to provide current income exempt from regular federal income tax and from particular state or local income or other taxes. The Funds offer four classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class B and Class C shares are sold at net asset value and are generally subject to a contingent deferred sales charge (see Note 5). Class I shares are sold at net asset value and are not subject to a sales charge. Class B shares of each Fund automatically convert to Class A shares eight years after their purchase as described in the Funds’ prospectus. Beginning January 1, 2012, Class B shares are only available for purchase upon exchange from another Eaton Vance fund or through reinvestment of distributions. Each class represents a pro-rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Net investment income, other than class-specific expenses, is allocated daily to each class of shares based upon the ratio of the value of each class’s paid shares to the total value of all paid shares. Each class of shares differs in its distribution plan and certain other class-specific expenses.

The following is a summary of significant accounting policies of the Funds. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). Each Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946.

A  Investment Valuation — The following methodologies are used to determine the market value or fair value of investments.

Debt Obligations. Debt obligations (including short-term obligations with a remaining maturity of more than sixty days) are generally valued on the basis of valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and asked prices, broker/dealer quotations, prices or yields of securities with similar characteristics, interest rates, anticipated prepayments, benchmark curves or information pertaining to the issuer, as well as industry and economic events. The pricing services may use a matrix approach, which considers information regarding securities with similar characteristics to determine the valuation for a security. Short-term obligations purchased with a remaining maturity of sixty days or less are generally valued at amortized cost, which approximates market value.

Derivatives. Financial futures contracts are valued at the closing settlement price established by the board of trade or exchange on which they are traded.

Fair Valuation. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of a Fund in a manner that fairly reflects the security’s value, or the amount that a Fund might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the entity’s financial condition, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

B  Investment Transactions and Related Income — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost. Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount.

C  Federal Taxes — Each Fund’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its taxable, if any, and tax-exempt net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary. Each Fund intends to satisfy conditions which will enable it to designate distributions from the interest income generated by its investments in municipal obligations, which are exempt from regular federal income tax when received by each Fund, as exempt-interest dividends. The portion of such interest, if any, earned on private activity bonds issued after August 7, 1986, may be considered a tax preference item to shareholders.

As of August 31, 2016, the Funds had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. Each Fund files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

D  Expenses — The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

79

Eaton Vance

Municipal Income Funds

August 31, 2016

Notes to Financial Statements — continued

E  Legal Fees — Legal fees and other related expenses incurred as part of negotiations of the terms and requirement of capital infusions, or that are expected to result in the restructuring of, or a plan of reorganization for, an investment are recorded as realized losses. Ongoing expenditures to protect or enhance an investment are treated as operating expenses.

F  Use of Estimates — The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

G  Indemnifications — Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Funds. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Trust shall assume the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, each Fund enters into agreements with service providers that may contain indemnification clauses. Each Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against each Fund that have not yet occurred.

H  Floating Rate Notes Issued in Conjunction with Securities Held — The Funds may invest in residual interest bonds, also referred to as inverse floating rate securities, whereby a Fund may sell a variable or fixed rate bond for cash to a Special-Purpose Vehicle (the SPV), (which is generally organized as a trust), while at the same time, buying a residual interest in the assets and cash flows of the SPV. The bond is deposited into the SPV with the same CUSIP number as the bond sold to the SPV by the Fund, and which may have been, but is not required to be, the bond purchased from the Fund (the Bond). The SPV also issues floating rate notes (Floating Rate Notes) which are sold to third-parties. The residual interest bond held by a Fund gives the Fund the right (1) to cause the holders of the Floating Rate Notes to generally tender their notes at par, and (2) to have the Bond held by the SPV transferred to the Fund, thereby terminating the SPV. Should the Fund exercise such right, it would generally pay the SPV the par amount due on the Floating Rate Notes and exchange the residual interest bond for the underlying Bond. Pursuant to generally accepted accounting principles for transfers and servicing of financial assets and extinguishment of liabilities, the Funds account for the transaction described above as a secured borrowing by including the Bond in their Portfolio of Investments and the Floating Rate Notes as a liability under the caption “Payable for floating rate notes issued” in their Statement of Assets and Liabilities. The Floating Rate Notes have interest rates that generally reset weekly and their holders have the option to tender their notes to the SPV for redemption at par at each reset date. Accordingly, the fair value of the payable for floating rate notes issued approximates its carrying value. If measured at fair value, the payable for floating rate notes would have been considered as Level 2 in the fair value hierarchy (see Note 10) at August 31, 2016. Interest expense related to the Funds’ liability with respect to Floating Rate Notes is recorded as incurred. The SPV may be terminated by the Fund, as noted above, or by the occurrence of certain termination events as defined in the trust agreement, such as a downgrade in the credit quality of the underlying Bond, bankruptcy of or payment failure by the issuer of the underlying Bond, the inability to remarket Floating Rate Notes that have been tendered due to insufficient buyers in the market, or the failure by the SPV to obtain renewal of the liquidity agreement under which liquidity support is provided for the Floating Rate Notes up to one year. At August 31, 2016, the amounts of the Funds’ Floating Rate Notes and related interest rates and collateral were as follows:

	Maryland Fund	Missouri Fund	North Carolina Fund

Floating Rate Notes Outstanding	$1,500,000	$850,000	$8,670,000
Interest Rate or Range of Interest Rates (%)	0.61	0.59	0.59 - 0.60
Collateral for Floating Rate Notes Outstanding	$2,147,420	$1,368,712	$12,568,155

	Oregon Fund	South Carolina Fund	Virginia Fund

Floating Rate Notes Outstanding	$6,555,000	$8,725,000	$3,330,000
Interest Rate or Range of Interest Rates (%)	0.59	0.59 - 0.61	0.59
Collateral for Floating Rate Notes Outstanding	$9,695,719	$12,936,066	$5,941,596

80

Eaton Vance

Municipal Income Funds

August 31, 2016

Notes to Financial Statements — continued

For the year ended August 31, 2016, the Funds’ average Floating Rate Notes outstanding and the average interest rate including fees were as follows:

	Maryland Fund	Missouri Fund	North Carolina Fund

Average Floating Rate Notes Outstanding	$1,500,000	$850,000	$7,997,869
Average Interest Rate	0.95%	0.88%	1.11%

	Oregon Fund	South Carolina Fund	Virginia Fund

Average Floating Rate Notes Outstanding	$6,555,000	$4,744,467	$3,330,000
Average Interest Rate	0.86%	1.05%	1.08%

In certain circumstances, the Funds may enter into shortfall and forbearance agreements with brokers by which a Fund agrees to reimburse the broker for the difference between the liquidation value of the Bond held by the SPV and the liquidation value of the Floating Rate Notes, as well as any shortfalls in interest cash flows. The Funds had no shortfalls as of August 31, 2016.

The Funds may also purchase residual interest bonds in a secondary market transaction without first owning the underlying bond. Such transactions are not required to be treated as secured borrowings. Shortfall agreements, if any, related to residual interest bonds purchased in a secondary market transaction are disclosed in the Portfolio of Investments.

The Funds’ investment policies and restrictions expressly permit investments in residual interest bonds. Such bonds typically offer the potential for yields exceeding the yields available on fixed rate bonds with comparable credit quality and maturity. These securities tend to underperform the market for fixed rate bonds in a rising long-term interest rate environment, but tend to outperform the market for fixed rate bonds when long-term interest rates decline. The value and income of residual interest bonds are generally more volatile than that of a fixed rate bond. The Funds’ investment policies do not allow the Funds to borrow money except as permitted by the 1940 Act. Management believes that the Funds’ restrictions on borrowing money and issuing senior securities (other than as specifically permitted) do not apply to Floating Rate Notes issued by the SPV and included as a liability in the Funds’ Statement of Assets and Liabilities. As secured indebtedness issued by an SPV, Floating Rate Notes are distinct from the borrowings and senior securities to which the Funds’ restrictions apply. Residual interest bonds held by the Funds are securities exempt from registration under Rule 144A of the Securities Act of 1933.

Final rules implementing section 619 of the Dodd-Frank Wall Street Reform and Consumer Protection Act (the “Volcker Rule”) prohibit banking entities from engaging in proprietary trading of certain instruments and limit such entities’ investments in, and relationships with, covered funds (such as SPVs), as defined in the rules. The compliance date for the Volcker Rule for certain covered funds was July 21, 2015 while for other covered funds the compliance date is July 21, 2017, as announced on July 7, 2016. The Volcker Rule precludes banking entities and their affiliates from (i) sponsoring residual interest bond programs and (ii) continuing relationships with or services for existing residual interest bond programs. As a result, residual interest bond trusts were or will be restructured to comply with the Volcker Rule as of the applicable compliance dates. The effects of the Volcker Rule may make it more difficult for the Funds to maintain current or desired levels of income.

Legal and restructuring fees incurred in connection with the restructuring of residual interest bond trusts are recorded as interest expense.

I  Financial Futures Contracts — Upon entering into a financial futures contract, a Fund is required to deposit with the broker, either in cash or securities, an amount equal to a certain percentage of the contract amount (initial margin). Subsequent payments, known as variation margin, are made or received by the Fund each business day, depending on the daily fluctuations in the value of the underlying security, and are recorded as unrealized gains or losses by the Fund. Gains (losses) are realized upon the expiration or closing of the financial futures contracts. Should market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. Futures contracts have minimal counterparty risk as they are exchange traded and the clearinghouse for the exchange is substituted as the counterparty, guaranteeing counterparty performance.

J  When-Issued Securities and Delayed Delivery Transactions — The Funds may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. At the time the transaction is negotiated, the price of the security that will be delivered is fixed. The Funds maintain cash and/or security positions for these commitments such that sufficient liquid assets will be available to make payments upon settlement. Securities purchased on a delayed delivery or when-issued basis are marked-to-market daily and begin earning interest on settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

81

Eaton Vance

Municipal Income Funds

August 31, 2016

Notes to Financial Statements — continued

2  Distributions to Shareholders and Income Tax Information

The net investment income of each Fund is determined daily and substantially all of the net investment income so determined is declared as a dividend to shareholders of record at the time of declaration. Distributions are declared separately for each class of shares. Distributions are paid monthly. Distributions of realized capital gains (reduced by available capital loss carryforwards) are made at least annually. Shareholders may reinvest income and capital gain distributions in additional shares of the same class of a Fund at the net asset value as of the reinvestment date or, at the election of the shareholder, receive distributions in cash. Distributions to shareholders are determined in accordance with income tax regulations, which may differ from U.S. GAAP. As required by U.S. GAAP, only distributions in excess of tax basis earnings and profits are reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.

The tax character of distributions declared for the years ended August 31, 2016 and August 31, 2015 was as follows:

	Year Ended August 31, 2016
	Georgia Fund	Maryland Fund	Missouri Fund	North Carolina Fund

Distributions declared from:
Tax-exempt income	$2,152,048	$1,998,512	$2,510,245	$3,981,971
Ordinary income	$—	$181,973	$—	$—

	Year Ended August 31, 2016
	Oregon Fund	South Carolina Fund	Virginia Fund

Distributions declared from:
Tax-exempt income	$4,183,658	$4,083,236	$2,892,106
Ordinary income	$—	$10,412	$34,490

	Year Ended August 31, 2015
	Georgia Fund	Maryland Fund	Missouri Fund	North Carolina Fund

Distributions declared from:
Tax-exempt income	$2,141,233	$2,226,073	$2,593,028	$3,936,626

	Year Ended August 31, 2015
	Oregon Fund	South Carolina Fund	Virginia Fund

Distributions declared from:
Tax-exempt income	$4,364,302	$4,270,184	$3,164,428
Ordinary income	$1,813	$—	$—

82

Eaton Vance

Municipal Income Funds

August 31, 2016

Notes to Financial Statements — continued

During the year ended August 31, 2016, the following amounts were reclassified due to expired capital loss carryforwards and differences between book and tax accounting, primarily for premium amortization and accretion of market discount.

	Georgia Fund	Maryland Fund	Missouri Fund	North Carolina Fund

Change in:
Paid-in capital	$(306,338)	$(4,159,062)	$(337,671)	$(274,170)
Accumulated net realized loss	$319,179	$3,968,427	$364,820	$280,535
Accumulated undistributed (distributions in excess of) net investment income	$(12,841)	$190,635	$(27,149)	$(6,365)

	Oregon Fund	South Carolina Fund	Virginia Fund

Change in:
Paid-in capital	$(2,145,240)	$(1,027,752)	$(502,088)
Accumulated net realized loss	$2,182,934	$1,047,032	$521,145
Accumulated undistributed net investment income	$(37,694)	$(19,280)	$(19,057)

These reclassifications had no effect on the net assets or net asset value per share of the Funds.

As of August 31, 2016, the components of distributable earnings (accumulated losses) on a tax basis were as follows:

	Georgia Fund	Maryland Fund	Missouri Fund	North Carolina Fund

Undistributed tax-exempt income	$16,917	$19,917	$109,453	$255,768
Capital loss carryforwards and deferred capital losses	$(10,469,176)	$(7,470,199)	$(8,998,866)	$(10,599,935)
Net unrealized appreciation	$7,274,610	$5,360,179	$8,100,742	$12,152,248
Other temporary differences	$(61,913)	$(46,046)	$(18,029)	$(64,961)

	Oregon Fund	South Carolina Fund	Virginia Fund

Undistributed tax-exempt income	$234,584	$196,835	$192,416
Capital loss carryforwards and deferred capital losses	$(23,427,139)	$(21,936,668)	$(20,895,644)
Net unrealized appreciation	$13,039,558	$12,995,546	$8,645,120
Other temporary differences	$(33,968)	$(83,414)	$(61,245)

The differences between components of distributable earnings (accumulated losses) on a tax basis and the amounts reflected in the Statements of Assets and Liabilities are primarily due to wash sales, futures contracts, residual interest bonds, premium amortization, accretion of market discount and the timing of recognizing distributions to shareholders.

At August 31, 2016, the following Funds, for federal income tax purposes, had capital loss carryforwards and deferred capital losses which would reduce the respective Fund’s taxable income arising from future net realized gains on investment transactions, if any, to the extent permitted by the Internal Revenue Code, and thus would reduce the amount of distributions to shareholders, which would otherwise be necessary to relieve the Funds of any liability for federal income or excise tax. Under tax regulations, capital losses incurred in taxable years beginning after December 2010 are considered deferred capital losses and are treated as arising on the first day of a Fund’s next taxable year, retaining the same short-term or long-term character as when originally deferred. Deferred capital losses are required to be used prior to capital loss carryforwards, which carry an expiration date. As a result of this

83

Eaton Vance

Municipal Income Funds

August 31, 2016

Notes to Financial Statements — continued

ordering rule, capital loss carryforwards may be more likely to expire unused. The amounts and expiration dates of the capital loss carryforwards, whose character is short-term, and the amounts of the deferred capital losses are as follows:

Expiration Date	Georgia Fund	Maryland Fund	Missouri Fund	North Carolina Fund

August 31, 2017	$980,989	$34,823	$2,259,438	$—
August 31, 2018	2,812,349	2,032,881	3,282,262	3,573,563
August 31, 2019	3,087,553	1,823,894	1,434,581	1,655,671

Total capital loss carryforwards	$6,880,891	$3,891,598	$6,976,281	$5,229,234

Deferred capital losses:
Short-term	$1,990,050	$928,906	$1,312,451	$2,906,059
Long-term	$1,598,235	$2,649,695	$710,134	$2,464,642

Expiration Date	Oregon Fund	South Carolina Fund	Virginia Fund

August 31, 2017	$1,066,237	$3,019,420	$3,212,881
August 31, 2018	9,061,392	10,869,967	464,954
August 31, 2019	809,441	527,346	10,782,176

Total capital loss carryforwards	$10,937,070	$14,416,733	$14,460,011

Deferred capital losses:
Short-term	$5,123,144	$6,546,494	$2,874,676
Long-term	$7,366,925	$973,441	$3,560,957

The cost and unrealized appreciation (depreciation) of investments of each Fund at August 31, 2016, as determined on a federal income tax basis, were as follows:

	Georgia Fund	Maryland Fund	Missouri Fund	North Carolina Fund

Aggregate cost	$65,868,640	$58,728,283	$65,945,190	$123,574,103

Gross unrealized appreciation	$7,385,420	$5,363,134	$8,188,437	$12,152,637
Gross unrealized depreciation	(110,810)	(2,955)	(87,695)	(389)

Net unrealized appreciation	$7,274,610	$5,360,179	$8,100,742	$12,152,248

	Oregon Fund	South Carolina Fund	Virginia Fund

Aggregate cost	$106,942,634	$120,732,122	$71,902,770

Gross unrealized appreciation	$13,811,640	$12,997,102	$9,308,564
Gross unrealized depreciation	(772,082)	(1,556)	(663,444)

Net unrealized appreciation	$13,039,558	$12,995,546	$8,645,120

84

Eaton Vance

Municipal Income Funds

August 31, 2016

Notes to Financial Statements — continued

3  Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by Boston Management and Research (BMR), a subsidiary of Eaton Vance Management (EVM), as compensation for management and investment advisory services rendered to each Fund. The fee is based upon a percentage of average daily net assets plus a percentage of gross income (i.e., income other than gains from the sale of securities) as presented in the following table and is payable monthly.

Daily Net Assets	Annual Asset Rate	Daily Income Rate

Up to $20 million	0.10%	1.00%
$20 million up to $40 million	0.20	2.00
$40 million up to $500 million	0.30	3.00

On average daily net assets of $500 million or more, the rates are reduced.

For the year ended August 31, 2016, investment adviser fees incurred by the Funds and the effective annual rates, as a percentage of average daily net assets, were as follows:

	Georgia Fund	Maryland Fund	Missouri Fund	North Carolina Fund

Investment Adviser Fee	$210,084	$191,251	$223,400	$438,402
Effective Annual Rate	0.30%	0.30%	0.31%	0.35%

	Oregon Fund	South Carolina Fund	Virginia Fund

Investment Adviser Fee	$424,142	$449,065	$258,660
Effective Annual Rate	0.36%	0.35%	0.32%

EVM serves as the administrator of each Fund, but receives no compensation. EVM provides sub-transfer agency and related services to the Funds pursuant to a Sub-Transfer Agency Support Services Agreement. Eaton Vance Distributors, Inc. (EVD), an affiliate of EVM and the Funds’ principal underwriter, received a portion of the sales charge on sales of Class A shares of the Funds. EVD also received distribution and service fees from Class A, Class B and Class C shares (see Note 4) and contingent deferred sales charges (see Note 5). Sub-transfer agent fees earned by EVM, which are included in transfer and dividend disbursing agent fees on the Statements of Operations, and Class A sales charges that the Funds were informed were received by EVD for the year ended August 31, 2016 were as follows:

	Georgia Fund	Maryland Fund	Missouri Fund	North Carolina Fund

EVM’s Sub-Transfer Agent Fees	$2,310	$3,485	$2,718	$4,166
EVD’s Class A Sales Charges	$7,764	$12,963	$12,163	$25,687

	Oregon Fund	South Carolina Fund	Virginia Fund

EVM’s Sub-Transfer Agent Fees	$3,900	$3,330	$4,824
EVD’s Class A Sales Charges	$43,086	$24,685	$7,861

Trustees and officers of the Funds who are members of EVM’s or BMR’s organizations receive remuneration for their services to the Funds out of the investment adviser fee. Trustees of the Funds who are not affiliated with the investment adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the year ended August 31, 2016, no significant amounts have been deferred. Certain officers and Trustees of the Funds are officers of the above organizations.

85

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Notes to Financial Statements — continued

4  Distribution Plans

Each Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. The Class A Plan provides that each Fund will pay EVD a distribution and service fee not exceeding 0.25% per annum of its average daily net assets attributable to Class A shares for distribution services and facilities provided to each Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. The Trustees approved distribution and service fee payments equal to 0.20% per annum of each Fund’s average daily net assets attributable to Class A shares. Distribution and service fees paid or accrued to EVD for the year ended August 31, 2016 for Class A shares amounted to the following:

	Georgia Fund	Maryland Fund	Missouri Fund	North Carolina Fund

Class A Distribution and Service Fees	$82,035	$84,323	$121,523	$162,368

	Oregon Fund	South Carolina Fund	Virginia Fund

Class A Distribution and Service Fees	$177,423	$140,313	$117,348

Each Fund also has in effect distribution plans for Class B shares (Class B Plan) and Class C shares (Class C Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class B and Class C Plans, each Fund pays EVD amounts equal to 0.75% per annum of its average daily net assets attributable to Class B and Class C shares for providing ongoing distribution services and facilities to the respective Funds. For the year ended August 31, 2016, the Funds paid or accrued to EVD the following distribution fees:

	Georgia Fund	Maryland Fund	Missouri Fund	North Carolina Fund

Class B Distribution Fees	$3,535	$4,453	$4,309	$3,474
Class C Distribution Fees	$48,226	$113,046	$55,399	$138,395

	Oregon Fund	South Carolina Fund	Virginia Fund

Class B Distribution Fees	$9,815	$5,752	$3,177
Class C Distribution Fees	$109,663	$199,902	$44,309

The Class B and Class C Plans also authorize the Funds to make payments of service fees to EVD, financial intermediaries and other persons in amounts not exceeding 0.25% per annum of the average daily net assets attributable to that class. The Trustees approved service fee payments equal to 0.20% per annum of each Fund’s average daily net assets attributable to Class B and Class C shares. Service fees paid or accrued are for personal services and/or the maintenance of shareholder accounts. They are separate and distinct from the Class B and Class C sales commissions and distribution fees payable to EVD. Service fees paid or accrued for the year ended August 31, 2016 amounted to the following:

	Georgia Fund	Maryland Fund	Missouri Fund	North Carolina Fund

Class B Service Fees	$943	$1,187	$1,149	$927
Class C Service Fees	$12,860	$30,146	$14,773	$36,905

	Oregon Fund	South Carolina Fund	Virginia Fund

Class B Service Fees	$2,618	$1,534	$847
Class C Service Fees	$29,243	$53,307	$11,815

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Notes to Financial Statements — continued

Distribution and service fees are subject to the limitations contained in the Financial Industry Regulatory Authority Rule 2341(d) and for Class B, are further limited to a 5% maximum sales charge as determined in accordance with such rule.

5  Contingent Deferred Sales Charges

A contingent deferred sales charge (CDSC) generally is imposed on redemptions of Class B shares made within six years of purchase and on redemptions of Class C shares made within one year of purchase. Class A shares may be subject to a 1% CDSC if redeemed within eighteen months of purchase (depending on the circumstances of purchase). Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gain distributions. The CDSC for Class B shares is imposed at declining rates that begin at 5% in the case of redemptions in the first and second year after purchase, declining one percentage point each subsequent year. Class C shares are subject to a 1% CDSC if redeemed within one year of purchase. For the year ended August 31, 2016, the Funds were informed that EVD received approximately the following amounts of CDSCs paid by Class A, Class B and Class C shareholders:

	Georgia Fund	Maryland Fund	Missouri Fund	North Carolina Fund

Class A	$300	$—	$—	$100
Class B	$—	$—	$300	$1,000
Class C	$—	$200	$100	$3,000

	Oregon Fund	South Carolina Fund	Virginia Fund

Class A	$2,000	$—	$—
Class B	$—	$—	$400
Class C	$1,000	$2,000	$200

6  Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations, for the year ended August 31, 2016 were as follows:

	Georgia Fund	Maryland Fund	Missouri Fund	North Carolina Fund

Purchases	$9,198,488	$7,032,612	$8,426,110	$33,193,775
Sales	$5,115,020	$9,324,410	$7,557,421	$9,840,782

	Oregon Fund	South Carolina Fund	Virginia Fund

Purchases	$10,253,941	$26,490,999	$10,379,780
Sales	$11,974,529	$8,081,200	$11,494,987

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Notes to Financial Statements — continued

7  Shares of Beneficial Interest

Each Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Funds) and classes. Transactions in Fund shares were as follows:

Georgia Fund
	Year Ended August 31, 2016
	Class A	Class B	Class C	Class I

Sales	320,530	—	225,590	906,722
Issued to shareholders electing to receive payments of distributions in Fund shares	120,707	988	13,348	26,873
Redemptions	(499,520)	(11,615)	(150,555)	(308,786)
Exchange from Class B shares	10,614	—	—	—
Exchange to Class A shares	—	(9,936)	—	—

Net increase (decrease)	(47,669)	(20,563)	88,383	624,809

	Year Ended August 31, 2015
	Class A	Class B	Class C	Class I

Sales	429,007	6	167,241	1,675,030
Issued to shareholders electing to receive payments of distributions in Fund shares	143,358	1,986	15,085	20,230
Redemptions	(722,627)	(14,568)	(128,380)	(404,752)
Exchange from Class B shares	20,426	—	—	—
Exchange to Class A shares	—	(19,114)	—	—

Net increase (decrease)	(129,836)	(31,690)	53,946	1,290,508

Maryland Fund
	Year Ended August 31, 2016
	Class A	Class B	Class C	Class I

Sales	261,717	59	310,336	255,209
Issued to shareholders electing to receive payments of distributions in Fund shares	122,816	1,547	29,848	8,098
Redemptions	(496,771)	(10,988)	(193,599)	(231,096)
Exchange from Class B shares	15,160	—	—	—
Exchange to Class A shares	—	(13,903)	—	—

Net increase (decrease)	(97,078)	(23,285)	146,585	32,211

	Year Ended August 31, 2015
	Class A	Class B	Class C	Class I

Sales	233,151	399	212,882	429,179
Issued to shareholders electing to receive payments of distributions in Fund shares	129,736	1,936	29,560	6,961
Redemptions	(966,249)	(14,478)	(343,313)	(135,439)
Exchange from Class B shares	37,587	—	—	—
Exchange to Class A shares	—	(34,449)	—	—

Net increase (decrease)	(565,775)	(46,592)	(100,871)	300,701

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Notes to Financial Statements — continued

Missouri Fund
	Year Ended August 31, 2016
	Class A	Class B	Class C	Class I

Sales	318,236	103	295,071	178,380
Issued to shareholders electing to receive payments of distributions in Fund shares	208,148	1,413	15,855	9,655
Redemptions	(881,460)	(8,332)	(51,207)	(18,668)
Exchange from Class B shares	40,029	—	—	—
Exchange to Class A shares	—	(36,224)	—	—

Net increase (decrease)	(315,047)	(43,040)	259,719	169,367

	Year Ended August 31, 2015
	Class A	Class B	Class C	Class I

Sales	472,218	135	89,805	119,006
Issued to shareholders electing to receive payments of distributions in Fund shares	219,564	2,434	13,840	8,241
Redemptions	(1,002,251)	(6,485)	(76,465)	(47,660)
Exchange from Class B shares	32,467	—	—	—
Exchange to Class A shares	—	(29,407)	—	—

Net increase (decrease)	(278,002)	(33,323)	27,180	79,587

North Carolina Fund
	Year Ended August 31, 2016
	Class A	Class B	Class C	Class I

Sales	910,925	2,171	531,464	1,815,348
Issued to shareholders electing to receive payments of distributions in Fund shares	258,873	1,096	39,134	49,377
Redemptions	(907,710)	(10,349)	(254,489)	(632,590)
Exchange from Class B shares	16,169	—	—	—
Exchange to Class A shares	—	(15,035)	—	—

Net increase (decrease)	278,257	(22,117)	316,109	1,232,135

	Year Ended August 31, 2015
	Class A	Class B	Class C	Class I

Sales	1,116,743	109	335,329	816,470
Issued to shareholders electing to receive payments of distributions in Fund shares	267,104	1,885	40,933	30,861
Redemptions	(1,438,187)	(16,295)	(410,525)	(280,700)
Exchange from Class B shares	16,488	—	—	—
Exchange to Class A shares	—	(15,337)	—	—

Net increase (decrease)	(37,852)	(29,638)	(34,263)	566,631

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Notes to Financial Statements — continued

Oregon Fund
	Year Ended August 31, 2016
	Class A	Class B	Class C	Class I

Sales	1,218,234	52	256,817	1,055,672
Issued to shareholders electing to receive payments of distributions in Fund shares	344,287	3,707	39,661	29,666
Redemptions	(1,778,611)	(50,468)	(252,242)	(863,565)
Exchange from Class B shares	25,472	—	—	—
Exchange to Class A shares	—	(23,291)	—	—

Net increase (decrease)	(190,618)	(70,000)	44,236	221,773

	Year Ended August 31, 2015
	Class A	Class B	Class C	Class I

Sales	798,689	59	300,590	1,127,438
Issued to shareholders electing to receive payments of distributions in Fund shares	369,396	6,202	40,503	25,811
Redemptions	(1,432,268)	(67,825)	(293,439)	(587,157)
Exchange from Class B shares	25,706	—	—	—
Exchange to Class A shares	—	(23,509)	—	—

Net increase (decrease)	(238,477)	(85,073)	47,654	566,092

South Carolina Fund
	Year Ended August 31, 2016
	Class A	Class B	Class C	Class I

Sales	842,613	1	473,220	2,422,150
Issued to shareholders electing to receive payments of distributions in Fund shares	229,096	2,002	60,567	36,917
Redemptions	(1,473,354)	(5,770)	(296,373)	(615,971)
Exchange from Class B shares	50,163	—	—	—
Exchange to Class A shares	—	(47,295)	—	—

Net increase (decrease)	(351,482)	(51,062)	237,414	1,843,096

	Year Ended August 31, 2015
	Class A	Class B	Class C	Class I

Sales	565,385	17	331,851	891,751
Issued to shareholders electing to receive payments of distributions in Fund shares	266,178	3,533	64,454	26,220
Redemptions	(1,299,244)	(25,630)	(446,510)	(865,866)
Exchange from Class B shares	33,590	—	—	—
Exchange to Class A shares	—	(31,715)	—	—

Net increase (decrease)	(434,091)	(53,795)	(50,205)	52,105

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Notes to Financial Statements — continued

Virginia Fund
	Year Ended August 31, 2016
	Class A	Class B	Class C	Class I

Sales	421,250	2,457	122,836	365,347
Issued to shareholders electing to receive payments of distributions in Fund shares	218,082	1,301	15,524	25,146
Redemptions	(799,064)	(6,162)	(203,699)	(298,152)
Exchange from Class B shares	20,746	—	—	—
Exchange to Class A shares	—	(18,734)	—	—

Net increase (decrease)	(138,986)	(21,138)	(65,339)	92,341

	Year Ended August 31, 2015
	Class A	Class B	Class C	Class I

Sales	364,196	—	62,813	342,433
Issued to shareholders electing to receive payments of distributions in Fund shares	231,810	2,589	19,470	22,874
Redemptions	(1,156,614)	(32,882)	(184,208)	(324,260)
Exchange from Class B shares	34,998	—	—	—
Exchange to Class A shares	—	(31,610)	—	—

Net increase (decrease)	(525,610)	(61,903)	(101,925)	41,047

At August 31, 2016, one shareholder owned 14.2% of the value of outstanding shares of Missouri Fund.

8  Line of Credit

The Funds participate with other portfolios and funds managed by EVM and its affiliates in a $625 million unsecured line of credit agreement with a group of banks, which is in effect through September 2, 2016. Borrowings are made by the Funds solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to each Fund based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.10% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. Because the line of credit is not available exclusively to the Funds, a Fund may be unable to borrow some or all of its requested amounts at any particular time. The Funds did not have any significant borrowings or allocated fees during the year ended August 31, 2016.

On September 2, 2016, the Funds renewed their line of credit agreement, which expires September 1, 2017. Under the terms of the renewed credit agreement, the commitment amount was changed to $545 million and the commitment fee on the unused portion of the line of credit was changed to an annual rate of 0.15%.

9  Financial Instruments

The Funds may trade in financial instruments with off-balance sheet risk in the normal course of their investing activities. These financial instruments may include financial futures contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment a Fund has in particular classes of financial instruments and do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. A summary of obligations under these financial instruments at August 31, 2016 is included in the Portfolios of Investments. At August 31, 2016, the Funds had sufficient cash and/or securities to cover commitments under these contracts.

Each Fund is subject to interest rate risk in the normal course of pursuing its investment objective. Because the Funds hold fixed-rate bonds, the value of these bonds may decrease if interest rates rise. The Funds enter into U.S. Treasury futures contracts to hedge against changes in interest rates.

91

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Notes to Financial Statements — continued

The fair values of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) and whose primary underlying risk exposure is interest rate risk at August 31, 2016 were as follows:

	Georgia Fund		Maryland Fund		Missouri Fund		Oregon Fund

Asset Derivative:
Futures Contracts	$9,182	(1)	$15,304	(1)	$13,134	(1)	$12,243	(1)

Total	$9,182		$15,304		$13,134		$12,243

(1)

Amount represents cumulative unrealized appreciation on futures contracts. Only the current day’s variation margin on open futures contracts is reported within the Statements of Assets and Liabilities as Payable for variation margin.

The effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) on the Statements of Operations and whose primary underlying risk exposure is interest rate risk for the year ended August 31, 2016 was as follows:

	Georgia Fund		Maryland Fund		Missouri Fund		Oregon Fund		Virginia Fund

Realized Gain (Loss) on Derivatives Recognized in Income	$(330,188	)(1)	$(550,313	)(1)	$(302,656	)(1)	$(440,309	)(1)	$38,296	(1)
Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income	$10,499	(2)	$17,499	(2)	$5,106	(2)	$13,999	(2)	$4,391	(2)

(1)	Statements of Operations location: Net realized gain (loss) – Financial futures contracts.
(2)	Statements of Operations location: Change in unrealized appreciation (depreciation) – Financial futures contracts.

The average notional amounts of futures contracts (short) outstanding during the year ended August 31, 2016, which are indicative of the volume of this derivative type, were approximately as follows:

	Georgia Fund	Maryland Fund	Missouri Fund	Oregon Fund	Virginia Fund

Average Notional Amount:
Futures Contracts — Short	$2,399,000	$3,999,000	$4,694,000	$3,199,000	$2,374,000

10  Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

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Notes to Financial Statements — continued

At August 31, 2016, the hierarchy of inputs used in valuing the Funds’ investments and open derivative instruments, which are carried at value, were as follows:

Georgia Fund
Asset Description	Level 1	Level 2	Level 3	Total

Tax-Exempt Investments	$—	$73,143,250	$—	$73,143,250

Total Investments	$—	$73,143,250	$—	$73,143,250

Futures Contracts	$9,182	$—	$—	$9,182

Total	$9,182	$73,143,250	$—	$73,152,432

Maryland Fund
Asset Description	Level 1	Level 2	Level 3	Total

Tax-Exempt Investments	$—	$65,588,462	$—	$65,588,462

Total Investments	$—	$65,588,462	$—	$65,588,462

Futures Contracts	$15,304	$—	$—	$15,304

Total	$15,304	$65,588,462	$—	$65,603,766

Missouri Fund
Asset Description	Level 1	Level 2	Level 3	Total

Tax-Exempt Investments	$—	$74,895,932	$—	$74,895,932

Total Investments	$—	$74,895,932	$—	$74,895,932

Futures Contracts	$13,134	$—	$—	$13,134

Total	$13,134	$74,895,932	$—	$74,909,066

North Carolina Fund
Asset Description	Level 1	Level 2	Level 3	Total

Tax-Exempt Investments	$—	$144,396,351	$—	$144,396,351

Total Investments	$—	$144,396,351	$—	$144,396,351

Oregon Fund
Asset Description	Level 1	Level 2	Level 3	Total

Tax-Exempt Investments	$—	$126,537,192	$—	$126,537,192

Total Investments	$—	$126,537,192	$—	$126,537,192

Futures Contracts	$12,243	$—	$—	$12,243

Total	$12,243	$126,537,192	$—	$126,549,435

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Notes to Financial Statements — continued

South Carolina Fund
Asset Description	Level 1	Level 2	Level 3	Total

Tax-Exempt Investments	$—	$142,452,668	$—	$142,452,668

Total Investments	$—	$142,452,668	$—	$142,452,668

Virginia Fund
Asset Description	Level 1	Level 2	Level 3	Total

Tax-Exempt Investments	$—	$83,877,890	$—	$83,877,890

Total Investments	$—	$83,877,890	$—	$83,877,890

The Funds held no investments or other financial instruments as of August 31, 2015 whose fair value was determined using Level 3 inputs. At August 31, 2016, there were no investments transferred between Level 1 and Level 2 during the year then ended.

94

Eaton Vance

Municipal Income Funds

August 31, 2016

Report of Independent Registered Public Accounting Firm

To the Trustees of Eaton Vance Municipals Trust and Shareholders of Eaton Vance Georgia Municipal Income Fund, Eaton Vance Maryland Municipal Income Fund, Eaton Vance Missouri Municipal Income Fund, Eaton Vance North Carolina Municipal Income Fund, Eaton Vance Oregon Municipal Income Fund, Eaton Vance South Carolina Municipal Income Fund, and Eaton Vance Virginia Municipal Income Fund:

We have audited the accompanying statements of assets and liabilities of Eaton Vance Georgia Municipal Income Fund, Eaton Vance Maryland Municipal Income Fund, Eaton Vance Missouri Municipal Income Fund, Eaton Vance North Carolina Municipal Income Fund, Eaton Vance Oregon Municipal Income Fund, Eaton Vance South Carolina Municipal Income Fund, and Eaton Vance Virginia Municipal Income Fund (collectively, the “Funds”) (certain of the funds constituting Eaton Vance Municipals Trust), including the portfolios of investments, as of August 31, 2016, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Funds are not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of August 31, 2016, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial positions of Eaton Vance Georgia Municipal Income Fund, Eaton Vance Maryland Municipal Income Fund, Eaton Vance Missouri Municipal Income Fund, Eaton Vance North Carolina Municipal Income Fund, Eaton Vance Oregon Municipal Income Fund, Eaton Vance South Carolina Municipal Income Fund, and Eaton Vance Virginia Municipal Income Fund as of August 31, 2016, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP

Boston, Massachusetts

October 20, 2016

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Federal Tax Information (Unaudited)

The Form 1099-DIV you receive in February 2017 will show the tax status of all distributions paid to your account in calendar year 2016. Shareholders are advised to consult their own tax adviser with respect to the tax consequences of their investment in the Funds. As required by the Internal Revenue Code and/or regulations, shareholders must be notified regarding exempt-interest dividends.

Exempt-Interest Dividends.  For the fiscal year ended August 31, 2016, the Funds designate the following percentages of distributions from net investment income as exempt-interest dividends:

Georgia Municipal Income Fund	100.00%
Maryland Municipal Income Fund	91.65%
Missouri Municipal Income Fund	100.00%
North Carolina Municipal Income Fund	100.00%
Oregon Municipal Income Fund	100.00%
South Carolina Municipal Income Fund	99.75%
Virginia Municipal Income Fund	98.82%

96

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Municipal Income Funds

August 31, 2016

Board of Trustees’ Contract Approval

Overview of the Contract Review Process

The Investment Company Act of 1940, as amended (the “1940 Act”), provides, in substance, that each investment advisory agreement between a fund and its investment adviser will continue in effect from year to year only if its continuation is approved at least annually by the fund’s board of trustees, including by a vote of a majority of the trustees who are not “interested persons” of the fund (“Independent Trustees”), cast in person at a meeting called for the purpose of considering such approval.

At a meeting of the Boards of Trustees (each a “Board”) of the registered investment companies advised, administered and/or distributed by Eaton Vance Management or its affiliates (the “Eaton Vance Funds”) held on April 26, 2016, the Board, including a majority of the Independent Trustees, voted to approve continuation of existing investment advisory and sub-advisory agreements for the Eaton Vance Funds for an additional one-year period. In voting its approval, the Board relied upon the affirmative recommendation of its Contract Review Committee, which is a committee comprised exclusively of Independent Trustees. Prior to making its recommendation, the Contract Review Committee reviewed information furnished by each adviser to the Eaton Vance Funds (including information specifically requested by the Board) for a series of meetings of the Contract Review Committee held between February and April 2016. The Contract Review Committee also considered information received at prior meetings of the Board and its committees, as relevant to its annual evaluation of the investment advisory and sub-advisory agreements.

The information that the Board considered included, among other things, the following (for funds that invest through one or more underlying portfolio(s), references to “each fund” in this section may include information that was considered at the portfolio-level):

Information about Fees, Performance and Expenses

•

A report from an independent data provider comparing the advisory and related fees paid by each fund with fees paid by comparable funds as identified by the independent data provider (“comparable funds”);

•	A report from an independent data provider comparing each fund’s total expense ratio and its components to comparable funds;

•

A report from an independent data provider comparing the investment performance of each fund (including, where relevant, yield data, Sharpe ratios and information ratios) to the investment performance of comparable funds over various time periods;

•	Data regarding investment performance in comparison to benchmark indices and customized groups of peer funds identified by the adviser in consultation with the Board;

•

For each fund, comparative information concerning the fees charged and the services provided by each adviser in managing other accounts (including mutual funds, other collective investment funds and institutional accounts) using investment strategies and techniques similar to those used in managing such fund;

•	Profitability analyses for each adviser with respect to each fund;

Information about Portfolio Management and Trading

•	Descriptions of the investment management services provided to each fund, including the investment strategies and processes it employs;

•	The procedures and processes used to determine the fair value of fund assets and actions taken to monitor and test the effectiveness of such procedures and processes;

•	Information about each adviser’s policies and practices with respect to trading, including each adviser’s processes for monitoring best execution of portfolio transactions;

•

Information about the allocation of brokerage transactions and the benefits received by each adviser as a result of brokerage allocation, including information concerning the acquisition of research through client commission arrangements and policies with respect to “soft dollars”;

•	Data relating to portfolio turnover rates of each fund;

Information about each Adviser

•	Reports detailing the financial results and condition of each adviser;

•

Descriptions of the qualifications, education and experience of the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and information relating to their compensation and responsibilities with respect to managing other mutual funds and investment accounts;

•	The Code of Ethics of each adviser and its affiliates, together with information relating to compliance with and the administration of such codes;

•	Policies and procedures relating to proxy voting and the handling of corporate actions and class actions;

•	Information concerning the resources devoted to compliance efforts undertaken by each adviser and its affiliates (including descriptions of various compliance programs) and their record of compliance;

•	Information concerning the business continuity and disaster recovery plans of each adviser and its affiliates;

•

A description of Eaton Vance Management’s procedures for overseeing third party advisers and sub-advisers, including with respect to regulatory and compliance issues, investment management and other matters;

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Board of Trustees’ Contract Approval — continued

Other Relevant Information

•	Information concerning the nature, cost and character of the administrative and other non-investment advisory services provided by Eaton Vance Management and its affiliates;

•	Information concerning management of the relationship with the custodian, subcustodians and fund accountants by each adviser or the funds’ administrator; and

•	The terms of each investment advisory agreement.

Over the course of the twelve-month period ended April 30, 2016, with respect to one or more funds, the Board met ten times and the Contract Review Committee, the Audit Committee, the Governance Committee, the Portfolio Management Committee and the Compliance Reports and Regulatory Matters Committee, each of which is a Committee comprised solely of Independent Trustees, met seven, sixteen, four, nine and eleven times, respectively. At such meetings, the Trustees participated in investment and performance reviews with the portfolio managers and other investment professionals of each investment adviser relating to each fund, and considered various investment and trading strategies used in pursuing each fund’s investment objective, such as the use of derivative instruments, as well as risk management techniques. The Board and its Committees also evaluated issues pertaining to industry and regulatory developments, compliance procedures, fund governance and other issues with respect to the funds, and received and participated in reports and presentations provided by Eaton Vance Management and other fund advisers with respect to such matters. In addition to the formal meetings of the Board and its Committees, the Independent Trustees hold regular teleconferences in between meetings to discuss, among other topics, matters relating to the continuation of investment advisory and sub-advisory agreements.

For funds that invest through one or more underlying portfolios, the Board considered similar information about the portfolio(s) when considering the approval of investment advisory agreements. In addition, in cases where the fund’s investment adviser has engaged a sub-adviser, the Board considered similar information about the sub-adviser when considering the approval of any sub-advisory agreement.

The Contract Review Committee was assisted throughout the contract review process by Goodwin Procter LLP, independent legal counsel for the Independent Trustees. The members of the Contract Review Committee relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating each investment advisory and sub-advisory agreement and the weight to be given to each such factor. The conclusions reached with respect to each investment advisory and sub-advisory agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each member of the Contract Review Committee may have placed varying emphasis on particular factors in reaching conclusions with respect to each investment advisory and sub-advisory agreement. In evaluating each investment advisory and sub-advisory agreement, including the specific fee structures and other terms of the agreements, the Contract Review Committee was informed by multiple years of analysis and discussion among the Independent Trustees and the Eaton Vance Funds’ advisers and sub-advisers.

Results of the Process

Based on its consideration of the foregoing, and such other information as it deemed relevant, including the factors and conclusions described below, the Contract Review Committee concluded that the continuation of the investment advisory agreements of the following funds:

•	Eaton Vance Georgia Municipal Income Fund

•	Eaton Vance Maryland Municipal Income Fund

•	Eaton Vance Missouri Municipal Income Fund

•	Eaton Vance North Carolina Municipal Income Fund

•	Eaton Vance Oregon Municipal Income Fund

•	Eaton Vance South Carolina Municipal Income Fund

•	Eaton Vance Virginia Municipal Income Fund

(the “Funds”), each with Boston Management and Research (the “Adviser”), an affiliate of Eaton Vance Management, including their fee structures, is in the interests of shareholders and, therefore, the Contract Review Committee recommended to the Board approval of each agreement. The Board accepted the recommendation of the Contract Review Committee based on the material factors considered and conclusions reached by the Contract Review Committee with respect to each agreement. Accordingly, the Board, including a majority of the Independent Trustees, voted to approve continuation of the investment advisory agreement for each Fund.

Nature, Extent and Quality of Services

In considering whether to approve the investment advisory agreements of the Funds, the Board evaluated the nature, extent and quality of services provided to the Funds by the Adviser.

The Board considered the Adviser’s management capabilities and investment process with respect to the types of investments held by each Fund, including the education, experience and number of its investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Funds. In particular, the Board considered, where relevant, the abilities and experience of such investment professionals in analyzing factors such as credit risk, tax efficiency, and special considerations relevant to investing in municipal bonds. The Board considered the Adviser’s municipal

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Board of Trustees’ Contract Approval — continued

bond team, which includes portfolio managers and credit specialists who provide services to the Funds. The Board also took into account the resources dedicated to portfolio management and other services, as well as the compensation methods of the Adviser and other factors, such as the reputation and resources of the Adviser to recruit and retain highly qualified research, advisory and supervisory investment professionals. In addition, the Board considered the time and attention devoted to the Eaton Vance Funds, including each Fund, by senior management, as well as the infrastructure, operational capabilities and support staff in place to assist in the portfolio management and operations of the Funds, including the provision of administrative services.

The Board considered the compliance programs of the Adviser and relevant affiliates thereof. Among other matters, the Board considered compliance and reporting matters relating to personal trading by investment professionals, selective disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity and the allocation of investment opportunities. The Board also considered the responses of the Adviser and its affiliates to requests in recent years from regulatory authorities such as the Securities and Exchange Commission and the Financial Industry Regulatory Authority.

The Board considered shareholder and other administrative services provided or managed by Eaton Vance Management and its affiliates, including transfer agency and accounting services. The Board evaluated the benefits to shareholders of investing in a fund that is a part of a large fund complex offering exposure to a variety of asset classes and investment disciplines, as well as the ability, in many cases, to exchange an investment among different funds without incurring additional sales charges.

After consideration of the foregoing factors, among others, the Board concluded that the nature, extent and quality of services provided by the Adviser, taken as a whole, are appropriate and consistent with the terms of the investment advisory agreements.

Fund Performance

The Board compared each Fund’s investment performance to that of comparable funds and appropriate benchmark indices, and, where relevant, a customized peer group of similarly managed funds, and assessed each Fund’s performance on the basis of total return and current income return. The Board’s review included comparative performance data for the one-, three-, five- and ten-year periods ended September 30, 2015 for each Fund. The Board considered, among other things, the Adviser’s efforts to generate competitive levels of tax exempt current income over time through investments that, relative to its comparable funds, focus on higher quality municipal bonds with longer maturities. In considering Eaton Vance Oregon Municipal Income Fund, on the basis of the foregoing and other relevant information provided by the Adviser in response to inquiries from the Contract Review Committee, the Board concluded that the performance of the Fund was satisfactory. With respect to each other Fund, the Board concluded that the performance of each Fund was satisfactory.

Management Fees and Expenses

The Board considered contractual fee rates payable by each Fund for advisory and administrative services (referred to collectively as “management fees”). As part of its review, the Board considered each Fund’s management fees and total expense ratio for the one year period ended September 30, 2015, as compared to those of comparable funds, before and after giving effect to any undertaking to waive fees or reimburse expenses. The Board also considered factors that had an impact on Fund expense ratios relative to comparable funds.

After considering the foregoing information, and in light of the nature, extent and quality of the services provided by the Adviser, the Board concluded that the management fees charged for advisory and related services are reasonable.

Profitability and Other “Fall-Out” Benefits

The Board considered the level of profits realized by the Adviser and relevant affiliates thereof in providing investment advisory and administrative services to each Fund and to all Eaton Vance Funds as a group. The Board considered the level of profits realized without regard to marketing support or other payments by the Adviser and its affiliates to third parties in respect of distribution services. The Board also considered other direct or indirect fall-out benefits received by the Adviser and its affiliates in connection with their relationships with the Funds, including the benefits of research services that may be available to the Adviser as a result of securities transactions effected for the Funds and other investment advisory clients.

The Board concluded that, in light of the foregoing factors and the nature, extent and quality of the services rendered, the profits realized by the Adviser and its affiliates are deemed not to be excessive.

Economies of Scale

In reviewing management fees and profitability, the Board also considered the extent to which the Adviser and its affiliates, on the one hand, and each Fund, on the other hand, can expect to realize benefits from economies of scale as the assets of each Fund increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from economies of scale, if any, with respect to the management of any specific fund or group of funds. The Board reviewed data summarizing the increases and decreases in the assets of each Fund and of all Eaton Vance Funds as a group over various time periods, and evaluated the extent to which the total expense ratio of each Fund and the profitability of the Adviser and its affiliates may have been affected by such increases or decreases. Based upon the foregoing, the Board concluded that each Fund currently shares in any benefits from economies of scale. The Board also concluded that, assuming reasonably foreseeable increases in the assets of each Fund, the structure of each advisory fee, which includes breakpoints at several asset levels, will allow each Fund to continue to benefit from any economies of scale in the future.

99

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Municipal Income Funds

August 31, 2016

Management and Organization

Fund Management.  The Trustees of Eaton Vance Municipals Trust (the Trust) are responsible for the overall management and supervision of the Trust’s affairs. The Trustees and officers of the Trust are listed below. Except as indicated, each individual has held the office shown or other offices in the same company for the last five years. Trustees and officers of the Trust hold indefinite terms of office. The “Noninterested Trustees” consist of those Trustees who are not “interested persons” of the Trust, as that term is defined under the 1940 Act. The business address of each Trustee and officer is Two International Place, Boston, Massachusetts 02110. As used below, “EVC” refers to Eaton Vance Corp., “EV” refers to Eaton Vance, Inc., “EVM” refers to Eaton Vance Management, “BMR” refers to Boston Management and Research, “EVMI” refers to Eaton Vance Management (International) Limited and “EVD” refers to Eaton Vance Distributors, Inc. EVC and EV are the corporate parent and trustee, respectively, of EVM and BMR. EVMI is an indirect, wholly-owned subsidiary of EVC. EVD is the Funds’ principal underwriter and a wholly-owned subsidiary of EVC. Each officer affiliated with Eaton Vance may hold a position with other Eaton Vance affiliates that is comparable to his or her position with EVM listed below. Each Trustee oversees 176 portfolios in the Eaton Vance Complex (including all master and feeder funds in a master feeder structure). Each officer serves as an officer of certain other Eaton Vance funds. Each Trustee and officer serves until his or her successor is elected.

Name and Year of Birth	Position(s) with the Trust	Trustee Since(1)	Principal Occupation(s) and Directorships During Past Five Years and Other Relevant Experience
Interested Trustee

Thomas E. Faust Jr. 1958	Trustee	2007

Chairman, Chief Executive Officer and President of EVC, Director and President of EV, Chief Executive Officer and President of EVM and BMR, and Director of EVD and EVMI. Trustee and/or officer of 176 registered investment companies. Mr. Faust is an interested person because of his positions with EVM, BMR, EVD, EVMI, EVC and EV, which are affiliates of the Trust.

Directorships in the Last Five Years.(2) Director of EVC and Hexavest Inc. (investment management firm).

Noninterested Trustees

Scott E. Eston 1956	Trustee	2011

Private investor. Formerly held various positions at Grantham, Mayo, Van Otterloo and Co., L.L.C. (investment management firm) (1997-2009), including Chief Operating Officer (2002-2009), Chief Financial Officer (1997-2009) and Chairman of the Executive Committee (2002-2008); President and Principal Executive Officer, GMO Trust (open-end registered investment company) (2006-2009). Former Partner, Coopers and Lybrand L.L.P. (now PricewaterhouseCoopers) (a registered public accounting firm) (1987-1997). Mr. Eston has apprised the Board of Trustees that he intends to retire as a Trustee of all Eaton Vance funds at a mutually convenient time in 2017.

Directorships in the Last Five Years.(2) None.

Mark R. Fetting(3) 1954	Trustee	2016

Private investor. Formerly, held various positions at Legg Mason, Inc. (investment management firm) (2000-2012), including President, Chief Executive Officer, Director and Chairman (2008-2012), Senior Executive Vice President (2004-2008) and Executive Vice President (2001-2004). Formerly, President of Legg Mason family of funds (2001-2008). Formerly, Division President and Senior Officer of Prudential Financial Group, Inc. and related companies (investment management firm) (1991-2000).

Directorships in the Last Five Years. Director and Chairman of Legg Mason, Inc. (2008-2012); Director/Trustee and Chairman of Legg Mason family of funds (14 funds) (2008-2012); and Director/Trustee of the Royce family of funds (35 funds) (2001-2012).

Cynthia E. Frost 1961	Trustee	2014

Private investor. Formerly, Chief Investment Officer of Brown University (university endowment) (2000-2012); Portfolio Strategist for Duke Management Company (university endowment manager) (1995-2000); Managing Director, Cambridge Associates (investment consulting company) (1989-1995); Consultant, Bain and Company (management consulting firm) (1987-1989); Senior Equity Analyst, BA Investment Management Company (1983-1985).

Directorships in the Last Five Years. None.

George J. Gorman 1952	Trustee	2014

Principal at George J. Gorman LLC (consulting firm). Formerly, Senior Partner at Ernst & Young LLP (a registered public accounting firm) (1974-2009).

Directorships in the Last Five Years. Formerly, Trustee of the BofA Funds Series Trust (11 funds) (2011-2014) and of the Ashmore Funds (9 funds) (2010-2014).

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Municipal Income Funds

August 31, 2016

Management and Organization — continued

Name and Year of Birth	Position(s) with the Trust	Trustee Since(1)	Principal Occupation(s) and Directorships During Past Five Years and Other Relevant Experience
Noninterested Trustees (continued)

Valerie A. Mosley 1960	Trustee	2014

Chairwoman and Chief Executive Officer of Valmo Ventures (a consulting and investment firm). Former Partner and Senior Vice President, Portfolio Manager and Investment Strategist at Wellington Management Company, LLP (investment management firm) (1992-2012). Former Chief Investment Officer, PG Corbin Asset Management (1990-1992). Formerly worked in institutional corporate bond sales at Kidder Peabody (1986-1990).

Directorships in the Last Five Years.(2) Director of Dynex Capital, Inc. (mortgage REIT) (since 2013).

William H. Park 1947	Chairperson of the Board and Trustee	2016 (Chairperson); 2003 (Trustee)

Private investor. Formerly, Consultant (management and transactional) (2012-2014). Formerly, Chief Financial Officer, Aveon Group L.P. (investment management firm) (2010-2011). Formerly, Vice Chairman, Commercial Industrial Finance Corp. (specialty finance company) (2006-2010). Formerly, President and Chief Executive Officer, Prizm Capital Management, LLC (investment management firm) (2002-2005). Formerly, Executive Vice President and Chief Financial Officer, United Asset Management Corporation (investment management firm) (1982-2001). Formerly, Senior Manager, Price Waterhouse (now PricewaterhouseCoopers) (a registered public accounting firm) (1972-1981).

Directorships in the Last Five Years.(2) None.

Helen Frame Peters 1948	Trustee	2008

Professor of Finance, Carroll School of Management, Boston College. Formerly, Dean, Carroll School of Management, Boston College (2000-2002). Formerly, Chief Investment Officer, Fixed Income, Scudder Kemper Investments (investment management firm) (1998-1999). Formerly, Chief Investment Officer, Equity and Fixed Income, Colonial Management Associates (investment management firm) (1991-1998).

Directorships in the Last Five Years.(2) Formerly, Director of BJ’s Wholesale Club, Inc. (wholesale club retailer) (2004-2011). Formerly, Trustee of SPDR Index Shares Funds and SPDR Series Trust (exchange traded funds) (2000-2009). Formerly, Director of Federal Home Loan Bank of Boston (a bank for banks) (2007-2009).

Susan J. Sutherland 1957	Trustee	2015

Private investor. Formerly, Associate, Counsel and Partner at Skadden, Arps, Slate, Meagher & Flom LLP (law firm) (1982-2013).

Directorships in the Last Five Years. Formerly, Director of Montpelier Re Holdings Ltd. (global provider of customized insurance and reinsurance products) (2013-2015).

Harriett Tee Taggart 1948	Trustee	2011

Managing Director, Taggart Associates (a professional practice firm). Formerly, Partner and Senior Vice President, Wellington Management Company, LLP (investment management firm) (1983-2006).

Directorships in the Last Five Years.(2) Director of Albemarle Corporation (chemicals manufacturer) (since 2007) and The Hanover Group (specialty property and casualty insurance company) (since 2009). Formerly, Director of Lubrizol Corporation (specialty chemicals) (2007-2011).

Ralph F. Verni 1943	Trustee	2005

Consultant and private investor. Formerly, Chief Investment Officer (1982-1992), Chief Financial Officer (1988-1990) and Director (1982-1992), New England Life. Formerly, Chairperson, New England Mutual Funds (1982-1992). Formerly, President and Chief Executive Officer, State Street Management & Research (1992-2000). Formerly, Chairperson, State Street Research Mutual Funds (1992-2000). Formerly, Director, W.P. Carey, LLC (1998-2004) and First Pioneer Farm Credit Corp. (financial services cooperative) (2002-2006). Consistent with the Trustee retirement policy, Mr. Verni is currently expected to retire as a Trustee of all Eaton Vance funds effective July 1, 2017.

Directorships in the Last Five Years.(2) None.

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Municipal Income Funds

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Management and Organization — continued

Name and Year of Birth	Position(s) with the Trust	Trustee Since(1)	Principal Occupation(s) and Directorships During Past Five Years and Other Relevant Experience
Noninterested Trustees (continued)

Scott E. Wennerholm(3) 1959	Trustee	2016

Consultant at GF Parish Group (executive recruiting firm). Trustee at Wheelock College (postsecondary institution) (since 2012). Formerly, Chief Operating Officer and Executive Vice President at BNY Mellon Asset Management (investment management firm) (2005-2011). Formerly, Chief Operating Officer and Chief Financial Officer at Natixis Global Asset Management (investment management firm) (1997-2004). Formerly, Vice President at Fidelity Investments Institutional Services (investment management firm) (1994-1997).

Directorships in the Last Five Years. None.

Principal Officers who are not Trustees
Name and Year of Birth	Position(s) with the Trust	Officer Since(4)	Principal Occupation(s) During Past Five Years
Payson F. Swaffield 1956	President	2003	Vice President and Chief Income Investment Officer of EVM and BMR.

Maureen A. Gemma 1960	Vice President, Secretary and Chief Legal Officer	2005	Vice President of EVM and BMR.

James F. Kirchner 1967	Treasurer	2007	Vice President of EVM and BMR.

Paul M. O’Neil 1953	Chief Compliance Officer	2004	Vice President of EVM and BMR.

(1)	Year first appointed to serve as Trustee for a fund in the Eaton Vance family of funds. Each Trustee has served continuously since appointment unless indicated otherwise.
(2)

During their respective tenures, the Trustees (except for Mmes. Frost and Sutherland and Messrs. Fetting, Gorman and Wennerholm) also served as Board members of one or more of the following funds (which operated in the years noted): eUnitsTM 2 Year U.S. Market Participation Trust: Upside to Cap / Buffered Downside (launched in 2012 and terminated in 2014); eUnitsTM 2 Year U.S. Market Participation Trust II: Upside to Cap / Buffered Downside (launched in 2012 and terminated in 2014); and Eaton Vance National Municipal Income Trust (launched in 1998 and terminated in 2009). However, Ms. Mosley did not serve as a Board member of eUnitsTM 2 Year U.S. Market Participation Trust: Upside to Cap / Buffered Downside (launched in 2012 and terminated in 2014).

(3)	Messrs. Fetting and Wennerholm began serving as Trustees effective September 1, 2016.
(4)

Year first elected to serve as officer of a fund in the Eaton Vance family of funds when the officer has served continuously. Otherwise, year of most recent election as an officer of a fund in the Eaton Vance family of funds. Titles may have changed since initial election.

The SAI for the Funds includes additional information about the Trustees and officers of the Funds and can be obtained without charge on Eaton Vance’s website at www.eatonvance.com or by calling 1-800-262-1122.

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Eaton Vance Funds

IMPORTANT NOTICES

Privacy.  The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy (“Privacy Policy”) with respect to nonpublic personal information about its customers:

•

Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•

None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer’s account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker-dealers.

•	Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•

We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Privacy Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management (International) Limited, Eaton Vance Management’s Real Estate Investment Group and Boston Management and Research. In addition, our Privacy Policy applies only to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer’s account (i.e., fund shares) is held in the name of a third-party financial advisor/broker-dealer, it is likely that only such advisor’s privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures. For more information about Eaton Vance’s Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents.  The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial advisor, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial advisor, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial advisor. Your instructions that householding not apply to delivery of your Eaton Vance documents will typically be effective within 30 days of receipt by Eaton Vance or your financial advisor.

Portfolio Holdings.  Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) will file a schedule of portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC’s public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).

Proxy Voting.  From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-262-1122 and by accessing the SEC’s website at www.sec.gov.

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Investment Adviser

Boston Management and Research

Two International Place

Boston, MA 02110

Administrator

Eaton Vance Management

Two International Place

Boston, MA 02110

Principal Underwriter*

Eaton Vance Distributors, Inc.

Two International Place

Boston, MA 02110

(617) 482-8260

Custodian

State Street Bank and Trust Company

State Street Financial Center, One Lincoln Street

Boston, MA 02111

Transfer Agent

BNY Mellon Investment Servicing (US) Inc.

Attn: Eaton Vance Funds

P.O. Box 9653

Providence, RI 02940-9653

(800) 262-1122

Independent Registered Public Accounting Firm

Deloitte & Touche LLP

200 Berkeley Street

Boston, MA 02116-5022

Fund Offices

Two International Place

Boston, MA 02110

*	FINRA BrokerCheck. Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

445    8.31.16

Item 2. Code of Ethics

The registrant has adopted a code of ethics applicable to its Principal Executive Officer, Principal Financial Officer and Principal Accounting Officer. The registrant undertakes to provide a copy of such code of ethics to any person upon request, without charge, by calling 1-800-262-1122. The registrant has not amended the code of ethics as described in Form N-CSR during the period covered by this report. The registrant has not granted any waiver, including an implicit waiver, from a provision of the code of ethics as described in Form N-CSR during the period covered by this report.

Item 3. Audit Committee Financial Expert

The registrant’s Board has designated William H. Park, an independent trustee, as its audit committee financial expert. Mr. Park is a certified public accountant who is a private investor. Previously, he served as a consultant, as the Chief Financial Officer of Aveon Group, L.P. (an investment management firm), as the Vice Chairman of Commercial Industrial Finance Corp. (specialty finance company), as President and Chief Executive Officer of Prizm Capital Management, LLC (investment management firm), as Executive Vice President and Chief Financial Officer of United Asset Management Corporation (an institutional investment management firm) and as a Senior Manager at Price Waterhouse (now PricewaterhouseCoopers) (an independent registered public accounting firm).

Item 4. Principal Accountant Fees and Services

Eaton Vance Georgia Municipal Income Fund, Eaton Vance Maryland Municipal Income Fund, Eaton Vance Missouri Municipal Income Fund, Eaton Vance North Carolina Municipal Income Fund, Eaton Vance Oregon Municipal Income Fund, Eaton Vance South Carolina Municipal Income Fund and Eaton Vance Virginia Municipal Income Fund (the “Fund(s)”) are series of Eaton Vance Municipals Trust (the “Trust”), a Massachusetts business trust, which, including the Funds, contains a total of 18 series (the “Series”). The Trust is registered under the Investment Company Act of 1940 as an open-end management investment company. This Form N-CSR relates to the Funds’ annual reports.

Rule 2-01(c)(1)(ii)(A) of Regulation S-X (the “Loan Rule”) prohibits an accounting firm, such as the Trust’s principal accountant, Deloitte & Touche LLP (“D&T”), from having certain financial relationships with their audit clients and affiliated entities. Specifically, the Loan Rule provides, in relevant part, that an accounting firm generally would not be independent if it receives a loan from a lender that is a “record or beneficial owner of more than ten percent of the audit client’s equity securities.” Based on information provided to the Audit Committee of the Board of Trustees (the “Audit Committee”) of the Eaton Vance Family of Funds by D&T, certain relationships between D&T and its affiliates (“Deloitte Entities”) and its lenders who are record owners of shares of one or more funds (the “Funds”) within the Eaton Vance Funds’ investment company complex implicate the Loan Rule, calling into question D&T’s independence with respect to the Funds. The Funds are providing this disclosure to explain the facts and circumstances as well as D&T’s conclusions concerning D&T’s objectivity and impartiality with respect to the audits of the Funds.

D&T advised the Audit Committee that it believes that, in light of the facts surrounding its lending relationships, its ability to exercise objective and impartial judgment on all issues encompassed within D&T’s audit engagement has not been impaired. D&T has advised the Audit Committee that this conclusion is based in part on the following considerations: (1) Deloitte Entity personnel responsible for managing the lending relationships have had no interactions with the audit engagement team; (2) the lending relationships are in good standing and the principal and interest payments are up-to-date; (3) the lending relationships are not significant to the Deloitte Entities or to D&T.

On June 20, 2016, the U.S. Securities and Exchange Commission (the “SEC”) issued no-action relief to another mutual fund complex (see Fidelity Management & Research Company et al., No-Action Letter (June 20, 2016))

related to the auditor independence issue described above. In that letter, the SEC indicated that it would not recommend enforcement action against the fund group if the auditor is not in compliance with the Loan Rule provided that: (1) the auditor has complied with PCAOB Rule 3526(b)(1) and 3526(b)(2); (2) the auditor’s non-compliance under the Loan Rule is with respect to certain lending relationships; and (3) notwithstanding such non-compliance, the auditor has concluded that it is objective and impartial with respect to the issues encompassed within its engagement as auditor of the funds. Based on information provided by D&T, the requirements of the no-action letter appear to be met with respect to D&T’s lending relationships described above. The SEC has indicated that the no-action relief will expire 18 months from its issuance.

(a) –(d)

The following tables present the aggregate fees billed to each Fund for the Funds’ fiscal years ended August 31, 2015 and August 31, 2016 by D&T for professional services rendered for the audit of the Funds’ annual financial statements and fees billed for other services rendered by D&T during those periods.

Eaton Vance Georgia Municipal Income Fund

Fiscal Years Ended	8/31/15	8/31/16
Audit Fees	$31,610	$31,910
Audit-Related Fees(1)	$0	$0
Tax Fees(2)	$10,506	$10,611
All Other Fees(3)	$0	$0

Total	$42,116	$42,521

Eaton Vance Maryland Municipal Income Fund

Fiscal Years Ended	8/31/15	8/31/16
Audit Fees	$38,560	$39,560
Audit-Related Fees(1)	$0	$0
Tax Fees(2)	$10,403	$10,507
All Other Fees(3)	$0	$0

Total	$48,963	$50,067

Eaton Vance Missouri Municipal Income Fund

Fiscal Years Ended	8/31/15	8/31/16
Audit Fees	$34,760	$34,460
Audit-Related Fees(1)	$0	$0
Tax Fees(2)	$9,651	$9,748
All Other Fees(3)	$0	$0

Total	$44,411	$44,208

Eaton Vance North Carolina Municipal Income Fund

Fiscal Years Ended	8/31/15	8/31/16
Audit Fees	$38,290	$38,690
Audit-Related Fees(1)	$0	$0
Tax Fees(2)	$10,393	$10,497
All Other Fees(3)	$0	$0

Total	$48,683	$49,187

Eaton Vance Oregon Municipal Income Fund

Fiscal Years Ended	8/31/15	8/31/16
Audit Fees	$36,800	$36,500
Audit-Related Fees(1)	$0	$0
Tax Fees(2)	$9,806	$9,904
All Other Fees(3)	$0	$0

Total	$46,606	$46,404

Eaton Vance South Carolina Municipal Income Fund

Fiscal Years Ended	8/31/15	8/31/16
Audit Fees	$36,250	$37,150
Audit-Related Fees(1)	$0	$0
Tax Fees(2)	$10,393	$10,497
All Other Fees(3)	$0	$0

Total	$46,643	$47,647

Eaton Vance Virginia Municipal Income Fund

Fiscal Years Ended	8/31/15	8/31/16
Audit Fees	$35,790	$34,890
Audit-Related Fees(1)	$0	$0
Tax Fees(2)	$9,651	$9,748
All Other Fees(3)	$0	$0

Total	$45,441	$44,638

(1)	Audit-related fees consist of the aggregate fees billed for assurance and related services that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under the category of audit fees.
(2)	Tax fees consist of the aggregate fees billed for professional services rendered by the principal accountant relating to tax compliance, tax advice, and tax planning and specifically include fees for tax return preparation and other related tax compliance/planning matters.
(3)	All other fees consist of the aggregate fees billed for products and services provided by the principal accountant other than audit, audit-related, and tax services.

The Series comprising the Trust have varying fiscal year ends (July 31, August 31, and September 30). The following table presents the aggregate audit, audit-related, tax, and other fees billed to all of the Series in the Trust by D&T for the last two fiscal years of each Series.

Fiscal Years Ended	9/30/14	7/31/15	8/31/15	9/30/15	7/31/16	8/31/16
Audit Fees	$327,322	$244,260	$252,060	$301,310	$245,710	$253,160
Audit-Related Fees(1)	$3,075	$0	$0	$0	$0	$0
Tax Fees(2)	$73,280	$59,957	$70,803	$64,903	$60,038	$71,512
All Other Fees(3)	$0	$0	$0	$0	$0	$0

Total	$403,677	$304,217	$322,863	$366,213	$305,748	$324,672

(1)	Audit-related fees consist of the aggregate fees billed for assurance and related services that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under the category of audit fees. Includes consent fee for N-14 registration statements related to fund mergers.
(2)	Tax fees consist of the aggregate fees billed for professional services rendered by the principal accountant relating to tax compliance, tax advice, and tax planning and specifically include fees for tax return preparation and other related tax compliance/planning matters.
(3)	All other fees consist of the aggregate fees billed for products and services provided by the principal accountant other than audit, audit-related, and tax services.

(e)(1) The registrant’s audit committee has adopted policies and procedures relating to the pre-approval of services provided by the registrant’s principal accountant (the “Pre-Approval Policies”). The Pre-Approval Policies establish a framework intended to assist the audit committee in the proper discharge of its pre-approval responsibilities. As a general matter, the Pre-Approval Policies (i) specify certain types of audit, audit-related, tax, and other services determined to be pre-approved by the audit committee; and (ii) delineate specific procedures governing the mechanics of the pre-approval process, including the approval and monitoring of audit and non-audit service fees. Unless a service is specifically pre-approved under the Pre-Approval Policies, it must be separately pre-approved by the audit committee.

The Pre-Approval Policies and the types of audit and non-audit services pre-approved therein must be reviewed and ratified by the registrant’s audit committee at least annually. The registrant’s audit committee maintains full responsibility for the appointment, compensation, and oversight of the work of the registrant’s principal accountant.

(e)(2) No services described in paragraphs (b)-(d) above were approved by the registrant’s audit committee pursuant to the “de minimis exception” set forth in Rule 2-01(c)(7)(i)(C) of Regulation S-X.

(f) Not applicable.

(g) The following table presents (i) the aggregate non-audit fees (i.e., fees for audit-related, tax, and other services) billed for services rendered to all of the Series in the Trust by D&T for the last two fiscal years of each Series; and (ii) the aggregate non-audit fees (i.e., fees for audit-related, tax, and other services) billed for services rendered to the Eaton Vance organization by D&T for the last two fiscal years of each Series.

Fiscal Years Ended	9/30/14	7/31/15	8/31/15	9/30/15	7/31/16	8/31/16
Registrant(1)	$76,355	$59,957	$70,803	$64,903	$60,038	$71,512
Eaton Vance(2)	$256,315	$46,000	$46,000	$46,000	$56,434	$56,434

(1)	Includes all of the Series of the Trust.
(2)	The investment adviser to the Series, as well as any of its affiliates that provide ongoing services to the Series, are subsidiaries of Eaton Vance Corp.

(h) The registrant’s audit committee has considered whether the provision by the registrant’s principal accountant of non-audit services to the registrant’s investment adviser and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant that were not pre-approved pursuant to Rule 2-01(c)(7)(ii) of Regulation S-X is compatible with maintaining the principal accountant’s independence.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Schedule of Investments

Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchases

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

No material changes.

Item 11. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits

(a)(1)	Registrant’s Code of Ethics – Not applicable (please see Item 2).

(a)(2)(i)	Treasurer’s Section 302 certification.

(a)(2)(ii)	President’s Section 302 certification.

(b)	Combined Section 906 certification.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Municipals Trust

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	October 20, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	October 20, 2016

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	October 20, 2016